As filed with the Securities and Exchange Commission on July 31, 2009

Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 16

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 23

ProShares Trust

(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue,

Suite 1000 Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

(240) 497-6400

(Area Code and Telephone Number)

Michael L. Sapir

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Name and Address of Agent for Service)

With copies to:

John Loder, Esq. c/o Ropes & Gray LLP One International Place Boston, MA 02110	Amy Doberman Barry Pershkow ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on September 28, 2009 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Ultra ProShares

Ultra MarketCap

ULTRA ®

ULTRA Dow30SM

ULTRA S&P500®

ULTRA Russell3000

ULTRA MidCap400

ULTRA SmallCap600

ULTRA Russell2000

ULTRAPRO S&P500®

Ultra Style

ULTRA Russell1000 Value

ULTRA Russell1000 Growth

ULTRA Russell MidCap Value

ULTRA Russell MidCap Growth

ULTRA Russell2000 Value

ULTRA Russell2000 Growth

Ultra Sector

ULTRA Basic Materials

ULTRA Consumer Goods

ULTRA Consumer Services

ULTRA Financials

ULTRA Health Care

ULTRA Industrials

ULTRA Oil & Gas

ULTRA Real Estate

ULTRA Semiconductors

ULTRA Technology

ULTRA Telecommunications

ULTRA Utilities

Ultra International

ULTRA MSCI EAFE

ULTRA MSCI Emerging Markets

ULTRA FTSE/Xinhua China 25

ULTRA MSCI Japan

Alpha ProShares

CREDIT SUISSE 130/30

Short ProShares

Short MarketCap

SHORT ®

SHORT Dow30SM

SHORT S&P500®

SHORT MidCap400

SHORT SmallCap600

SHORT Russell2000

ULTRASHORT ®

ULTRASHORT Dow30SM

ULTRASHORT S&P500®

ULTRASHORT Russell3000

ULTRASHORT MidCap400

ULTRASHORT SmallCap600

ULTRASHORT Russell2000

ULTRAPRO SHORT S&P500®

Short Style

ULTRASHORT Russell1000 Value

ULTRASHORT Russell1000 Growth

ULTRASHORT Russell MidCap Value

ULTRASHORT Russell MidCap Growth

ULTRASHORT Russell2000 Value

ULTRASHORT Russell2000 Growth

Short Sector

SHORT Financials

SHORT Oil & Gas

ULTRASHORT Basic Materials

ULTRASHORT Consumer Goods

ULTRASHORT Consumer Services

ULTRASHORT Financials

ULTRASHORT Health Care

ULTRASHORT Industrials

ULTRASHORT Oil & Gas

ULTRASHORT Real Estate

ULTRASHORT Semiconductors

ULTRASHORT Technology

ULTRASHORT Telecommunications

ULTRASHORT Utilities

Short International

SHORT MSCI EAFE

SHORT MSCI Emerging Markets

ULTRASHORT MSCI EAFE

ULTRASHORT MSCI Emerging Markets

ULTRASHORT MSCI Europe

ULTRASHORT MSCI Pacific ex-Japan

ULTRASHORT MSCI Brazil

ULTRASHORT FTSE/Xinhua China 25

ULTRASHORT MSCI Japan

ULTRASHORT MSCI Mexico Investable Market

Short Fixed-Income

ULTRASHORT Lehman 7-10 Year Treasury

ULTRASHORT Lehman 20+ Year Treasury

Prospectus

ProShares Trust

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

OCTOBER 1, 2009

Distributor: SEI Investments Distribution Co.

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds (each, a “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to each Fund.

The shares of each Fund (“Shares”) currently are listed on the NYSE Arca (the “Exchange”). Shares of each Fund trade on the Exchange at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Ultra ProShares are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash. Creation Units of the Short ProShares are purchased and redeemed in cash. Creation Units of the Alpha Proshares are issued and redeemed either: i) in-kind for securities included in the underlying index and an amount of cash; or ii) entirely in cash.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus—such as information about purchasing and redeeming Shares from or with a Fund and all references to the Transaction Fee imposed on purchases and redemptions—is not relevant to retail investors.

2

5	Summary Section

6	Ultra ProShares

Ultra MarketCap

8	ULTRA QQQ

13	ULTRA Dow30

18	ULTRA S&P500

23	ULTRA Russell3000

28	ULTRA MidCap400

33	ULTRA SmallCap600

38	ULTRA Russell2000

43	ULTRAPRO S&P500

Ultra Style

48	ULTRA Russell1000 Value

53	ULTRA Russell1000 Growth

58	ULTRA Russell MidCap Value

63	ULTRA Russell MidCap Growth

68	ULTRA Russell2000 Value

73	ULTRA Russell2000 Growth

Ultra Sector

78	ULTRA Basic Materials

83	ULTRA Consumer Goods

88	ULTRA Consumer Services

93	ULTRA Financials

98	ULTRA Health Care

103	ULTRA Industrial

108	ULTRA Oil & Gas

113	ULTRA Real Estate

118	ULTRA Semiconductors

123	ULTRA Technology

128	ULTRA Telecommunications

133	ULTRA Utilities

Ultra International

138	ULTRA MSCI EAFE

144	ULTRA MSCI Emerging Markets

150	ULTRA FTSE/Xinhua China 25

156	ULTRA MSCI Japan

163	Alpha ProShares

164	CREDIT SUISSE 130/30

169	Short ProShares

Short MarketCap

172	SHORT QQQ

177	SHORT Dow30

182	SHORT S&P500

187	SHORT MidCap400

192	SHORT SmallCap600

197	SHORT Russell2000

202	ULTRASHORT QQQ

207	ULTRASHORT Dow30

212	ULTRASHORT S&P500

217	ULTRASHORT Russell3000

222	ULTRASHORT MidCap400

227	ULTRASHORT SmallCap600

232	ULTRASHORT Russell2000

237	ULTRAPRO SHORT S&P500

Short Style

242	ULTRASHORT Russell1000 Value

247	ULTRASHORT Russell1000 Growth

252	ULTRASHORT Russell MidCap Value

257	ULTRASHORT Russell MidCap Growth

262	ULTRASHORT Russell2000 Value

267	ULTRASHORT Russell2000 Growth

ProShare Advisors LLC—Investment Advisor

3

Short Sector

272	SHORT Financials

277	SHORT Oil & Gas

282	ULTRASHORT Basic Materials

287	ULTRASHORT Consumer Goods

292	ULTRASHORT Consumer Services

297	ULTRASHORT Financials

302	ULTRASHORT Health Care

308	ULTRASHORT Industrial

313	ULTRASHORT Oil & Gas

318	ULTRASHORT Real Estate

323	ULTRASHORT Semiconductors

328	ULTRASHORT Technology

333	ULTRASHORT Telecommunications

338	ULTRASHORT Utilities

Short International

343	SHORT MSCI EAFE

348	SHORT MSCI Emerging Markets

353	ULTRASHORT MSCI EAFE

358	ULTRASHORT MSCI Emerging Markets

363	ULTRASHORT MSCI Europe

368	ULTRASHORT MSCI Pacific ex-Japan

373	ULTRASHORT MSCI Brazil

378	ULTRASHORT FTSE/Xinhua China 25

383	ULTRASHORT MSCI Japan

388	ULTRASHORT MSCI Mexico Investable Market

Short Fixed-Income

393	ULTRASHORT 7-10 Year Treasury

398	ULTRASHORT 20+ Year Treasury

403	Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

425	Management of ProShares Trust

426	Determination of NAV

427	Distributions

427	Dividend Reinvestment Services

427	Taxes

429	Financial Highlights

4

Summary Section

October 1, 2009

Summary Section	5

Ultra ProShares

Ultra ProShares seek to provide daily investment results, before fees and expenses, that double (200%) the daily performance of their applicable indexes.

Fund Name	Index	Benchmark[1]
ULTRA MARKETCAP
ULTRA QQQ®	NASDAQ-100®	Double (200%)
ULTRA Dow30SM	Dow Jones Industrial AverageSM	Double (200%)
ULTRA S&P500®	S&P 500®	Double (200%)
ULTRA Russell3000	Russell 3000®	Double (200%)
ULTRA MidCap400	S&P MidCap 400	Double (200%)
ULTRA SmallCap600	S&P SmallCap 600	Double (200%)
ULTRA Russell2000	Russell 2000®	Double (200%)
ULTRAPRO S&P500®	S&P 500®	Triple (300%)
ULTRA STYLE
ULTRA Russell1000 Value	Russell 1000® Value	Double (200%)
ULTRA Russell1000 Growth	Russell 1000® Growth	Double (200%)
ULTRA Russell MidCap Value	Russell MidCap® Value	Double (200%)
ULTRA Russell MidCap Growth	Russell MidCap® Growth	Double (200%)
ULTRA Russell2000 Value	Russell 2000® Value	Double (200%)
ULTRA Russell2000 Growth	Russell 2000® Growth	Double (200%)

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

1A benchmark may be any standard of investment performance to which a fund seeks to correlate its performance. Ultra ProShares use the performance of a multiple of an index as their benchmark. For example, ProShares Ultra Russell2000 has a daily benchmark of twice the daily return of the Russell 2000® Index.

6	Ultra ProShares

Fund Name	Index	Benchmark[1]
ULTRA SECTOR
ULTRA Basic Materials	Dow Jones U.S. Basic MaterialsSM	Double (200%)
ULTRA Consumer Goods	Dow Jones U.S. Consumer GoodsSM	Double (200%)
ULTRA Consumer Services	Dow Jones U.S. Consumer ServicesSM	Double (200%)
ULTRA Financials	Dow Jones U.S. FinancialsSM	Double (200%)
ULTRA Health Care	Dow Jones U.S. Health CareSM	Double (200%)
ULTRA Industrials	Dow Jones U.S. IndustrialsSM	Double (200%)
ULTRA Oil & Gas	Dow Jones U.S. Oil & GasSM	Double (200%)
ULTRA Real Estate	Dow Jones U.S. Real EstateSM	Double (200%)
ULTRA Semiconductors	Dow Jones U.S. SemiconductorSM	Double (200%)
ULTRA Technology	Dow Jones U.S. TechnologySM	Double (200%)
ULTRA Telecommunications	Dow Jones U.S. Select TelecommunicationsSM	Double (200%)
ULTRA Utilities	Dow Jones U.S. UtilitiesSM	Double (200%)
ULTRA INTERNATIONAL
ULTRA MSCI EAFE	MSCI EAFE	Double (200%)
ULTRA MSCI Emerging Markets	MSCI Emerging Markets	Double (200%)
ULTRA FTSE/Xinhua China 25	FTSE/Xinhua China 25	Double (200%)
ULTRA MSCI Japan	MSCI Japan	Double (200%)

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

1A benchmark may be any standard of investment performance to which a fund seeks to correlate its performance. Ultra ProShares use the performance of a multiple of an index as their benchmark. For example, ProShares Ultra Russell2000 has a daily benchmark of twice the daily return of the Russell 2000® Index.

Ultra ProShares	7

ProShares Ultra QQQ

Ticker	CUSIP	EXCHANGE
QLD	74347R206	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra QQQ (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the NASDAQ-100 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra QQQ seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of June 30, 2008, the Index included companies with capitalizations between $656 million and $256 billion. The average capitalization of the companies comprising the Index was approximately $22 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra QQQ with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___):____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
NASDAQ-100 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assts (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Dow30

Ticker	CUSIP	EXCHANGE
DDM	74347R305	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Dow30 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones Industrial AverageSM (the “DJIA”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Dow30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the DJIA. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

DIJA is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed. As of June 30, 2009, DJIA included companies with capitalizations between $[    ] billion and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. DJIA is published under the Bloomberg ticker symbol “MID.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Dow30 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the DJIA. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Credit Risk – An issuer or guarantor or debt instruments or counterparty to financial instruments may be unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or instrument’s value and, thus, have an impact on Fund performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount the Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to the Fund, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund invests a relatively high percentage of its investments in the securities of a small number of issuers in the underlying index. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones Industrial Average #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra S&P500

Ticker	CUSIP	EXCHANGE
SSO	74347R107	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra S&P500 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the S&P 500® Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra S&P500 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis. As of June 30, 2009, the Index included companies with capitalizations between $[     ] million and $[     ] billion. The average capitalization of the companies comprising the Index was approximately $[     ] billion. The Index is published under the Bloomberg ticker symbol “SPX.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra S&P500 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [     ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P 500 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Russell3000

Ticker	CUSIP	EXCHANGE
UWC	74347X104	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Russell3000 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Russell 3000® Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 3000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. The Index provides exhaustive coverage of the U.S. equity market by targeting around 98% of free float-adjusted market capitalization in the U.S. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million. The Index is published under the Bloomberg ticker symbol “RAY.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Russell3000 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Technology Investment Risk – Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,        , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 3000 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra MidCap400

Ticker	CUSIP	EXCHANGE
MVV	74347R404	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra MidCap400 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the S&P MidCap400™ Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap400™ Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “INDU.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra MidCap400 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended             /            /            ):             %;

Worst Quarter (ended ____/            /            ):             %.

The year-to-date return as of the most recent quarter, which ended             ,            , was             %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P MidCap400 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra SmallCap600

Ticker	CUSIP	EXCHANGE
SAA	74347R818	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra SmallCap600 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the S&P SmallCap 600™ Index (the “Index”). for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600™ Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a nonmechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million. The Index is published under the Bloomberg ticker symbol “SML.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra SmallCap600 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities, or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended ___/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P Small Cap 600 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Russell2000

Ticker	CUSIP	EXCHANGE
UWM	74347R842	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Russell2000 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Russell 2000® Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of small-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the Index, however, new issue securities meeting other membership requirements may be added on a quarterly basis. As of June 30, 2009, the Index included companies with capitalizations between $318 million and $228 billion. The average capitalization of the companies comprising the Index was approximately $763 million. The Index is published under the Bloomberg ticker symbol “RTY.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Russell2000 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,        , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 2000 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraPro S&P500

Ticker	CUSIP	EXCHANGE
UPRO	74347X864	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraPro S&P500 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks leveraged investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from triple the return of the S&P 500® Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraPro S&P500 seeks daily investment results, before fees and expenses, that correspond to triple (300%) the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “SPX.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraPro S&P500 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as triple (300%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than triple the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended ___/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P 500 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Russell1000 Value

Ticker	CUSIP	EXCHANGE
UVG	74347R529	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Russell1000 Value (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Russell 1000® Value Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Russell 1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Value Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million. The Index is published under the Bloomberg ticker symbol “RLV.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Russell 1000 Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [ ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Value Investing Risk – Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by ProShare Advisors may actually be appropriately priced or overvalued.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ____/____/____): ____%;

Worst Quarter (ended ____/ ____/ ____): ____%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 1000 Value Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors LLC and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Russell1000 Growth

Ticker	CUSIP	EXCHANGE
UKF	74347R537	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Russell1000 Growth (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Russell 1000® Growth Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Russell 1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Growth Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million. The Index is published under the Bloomberg ticker symbol “RLG.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Russell 1000 Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [     ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended ___/____/___): ____%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 1000 Growth Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Russell MidCap Value

Ticker	CUSIP	EXCHANGE
UVU	74347R495	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Russell MidCap Value (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Russell MidCap™ Value Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell MidCap™ Value Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell MidCap Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million. The Index is published under the Bloomberg ticker symbol “RMV.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Russell MidCap Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Value Investing Risk – Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by ProShare Advisors may actually be appropriately priced or overvalued.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell MidCap Value Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Russell MidCap Growth

Ticker	CUSIP	EXCHANGE
UKW	74347R511	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Russell Midcap Growth (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Russell MidCap® Growth Index (the “Index”)for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell MidCap® Growth Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell MidCap Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million. The Index is published under the Bloomberg ticker symbol “RDG.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Russell MidCap Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell MidCap Growth Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Russell2000 Value

Ticker	CUSIP	EXCHANGE
UVT	74347R479	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Russell2000 Value (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Russell 2000® Value Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell2000® Value Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million. The Index is published under the Bloomberg ticker symbol “RUJ.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Russell2000 Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [ ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Value Investing Risk – Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by ProShare Advisors may actually be appropriately priced or overvalued.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 2000 Value Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Russell2000 Growth

Ticker	CUSIP	EXCHANGE
UKK	74347R487	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Russell2000 Growth (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Russell 2000® Growth Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Growth Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million. The Index is published under the Bloomberg ticker symbol “RUO.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Russell2000 Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [     ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. This risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than if it did not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 2000 Growth Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assts (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Basic Materials

Ticker	CUSIP	EXCHANGE
UYM	74347R776	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Basic Materials (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. Basic MaterialsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSMB.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Basic Materials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the chemicals industry group, which comprised approximately [    ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversified Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,         , was        %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Basic Materials Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Consumer Goods

Ticker	CUSIP	EXCHANGE
UGE	74347R768	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Consumer Goods (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. Consumer GoodsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSNC.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Consumer Goods with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversified Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,        , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Consumer Goods Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Consumer Services

Ticker	CUSIP	EXCHANGE
UCC	74347R750	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Consumer Services (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. Consumer ServicesSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of June 30, 2009, the Index included companies with capitalizations between $[     ] million and $[     ] billion. The average capitalization of the companies comprising the Index was approximately $[     ] billion. The Index is published under the Bloomberg ticker symbol “DJUSCY.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Consumer Services with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [     ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the general retailers and media industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Consumer Services Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Financials

Ticker	CUSIP	EXCHANGE
UYG	74347R743	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Financials (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. FinancialsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. FinancialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2009, the Index included companies with capitalizations between $[     ] million and $[     ] billion. The average capitalization of the companies comprising the Index was approximately $[     ] billion. The Index is published under the Bloomberg ticker symbol “DJUSFV.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Financials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [     ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the banks and general financial industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Financials Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Health Care

Ticker	CUSIP	EXCHANGE
RXJ	74347R735	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Health Care (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. Health CareSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health CareSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSHC.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Health Care with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the pharmaceuticals & biotechnology and healthcare equipment & services industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Investment Risk – Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Health Care Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Industrials

Ticker	CUSIP	EXCHANGE
UXI	74347R727	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Industrials (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. IndustrialsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSIN.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Industrials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the general industrials group, which comprised approximately [    ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Industrials Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Oil & Gas

Ticker	CUSIP	EXCHANGE
DIG	74347R719	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Oil & Gas (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. Oil & GasSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSEN.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Oil & Gas with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [ ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the integrated oil and gas and the oil equipment and services industry groups, which comprised approximately [     ]% and [     ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Oil & Gas Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Real Estate

Ticker	CUSIP	EXCHANGE
URE	74347R677	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Real Estate (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. Real EstateSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real EstateSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSRE.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Real Estate with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•	Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price.

Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the real estate industry group, which comprised approximately [    ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Real Estate Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Semiconductors

Ticker	CUSIP	EXCHANGE
USD	74347R669	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Semiconductors (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. SemiconductorSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. SemiconductorSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSSC.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Semiconductors with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the semiconductor industry group, the Fund will be concentrated approximately 100% in the semiconductor industry.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,        , was             %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Semiconductor Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assts (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Technology

Ticker	CUSIP	EXCHANGE
ROM	74347R693	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Technology (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. TechnologySM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. TechnologySM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSTC.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Technology with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the technology hardware & equipment and software and computer services industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Investment Risk – Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Technology Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors LLC and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assts (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Telecommunications

Ticker	CUSIP	EXCHANGE
LTL	74347R263	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Telecommunications (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks leveraged investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of U.S. stock market performance of fixed- line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services). As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJSTEL.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Telecommunications with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that to pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the fixed-line communications industry group, which comprised approximately [    ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Telecommunications Sector Risk – The Fund is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended ___/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Select Telecommunications Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra Utilities

Ticker	CUSIP	EXCHANGE
UPW	74347R685	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra Utilities (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the Dow Jones U.S. UtilitiesSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion. The Index is published under the Bloomberg ticker symbol “DJUSUT.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Utilities with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the electricity and gas, water and multi-utilities industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than when it does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Utilities Sector Risk – The Fund is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended ___/___/___): ____%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Utilities Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra MSCI EAFE

Ticker	CUSIP	EXCHANGE
EFO	74347X500	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra MSCI EAFE (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the MSCI EAFE Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI EAFE Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2009, the Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “MXEA.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors.

within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra MSCI EAFE with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities, depositary receipts or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Depositary Receipts – The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part of the home (foreign) market.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Foreign Currency Risk – Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI EAFE Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra MSCI Emerging Markets

Ticker	CUSIP	EXCHANGE
EET	74347X302	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra MSCI Emerging Markets (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the MSCI Emerging Markets Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Emerging Markets Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2009, the Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “MXEF.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra MSCI Emerging Markets with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities, depositary receipts or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Depositary Receipts – The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part of the home (foreign) market.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments and Emerging Markets Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.

Foreign Currency Risk – Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Emerging Markets Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra FTSE/Xinhua China 25

Ticker	CUSIP	EXCHANGE
XPP	74347X880	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra FTSE/Xinhua China 25 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the FTSE/Xinhua China 25 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the FTSE/Xinhua China 25 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “XINOI.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra FTSE/Xinhua China 25 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities, depositary receipts or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Depositary Receipts – The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part of the home (foreign) market.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Indexs. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of June 30, 2009, the Index was concentrated in the financial services industry group, which comprised     % of the Index’s market capitalization.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Foreign Currency Risk – Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Geographic Concentration Risk – Because the Fund focuses its investments only in China it may be more volatile than a more geographically diversified fund.

The performance of the Fund will be affected by the political, social and economic conditions in China and subject to the related risks.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
FTSE/Xinhua China 25 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Ultra MSCI Japan

Ticker	CUSIP	EXCHANGE
EZJ	74347X708	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultra MSCI Japan (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the return of the MSCI Japan Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Ultra MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Japan Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 85% of free-float adjusted market capitalization in each industry group, in Japan. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “ MXJP.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra MSCI Japan with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice (200%) the daily return of the Index. Assets of the Fund not invested in equity securities, depositary receipts or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Depositary Receipts – The Fund may invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. An NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part of the home (foreign) market.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Foreign Currency Risk – Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Geographic Concentration Risk – Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund.

The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Japan Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Alpha ProShares

Alpha ProShares provide access to advanced investment strategies.

Fund Name	Index

CREDIT SUISSE 130/30	Credit Suisse 130/30 Large Cap

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

Alpha ProShares	163

ProShares Credit Suisse 130/30

Ticker	CUSIP	EXCHANGE
CSM	74347R248	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Credit Suisse 130/30 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Investment Objective

ProShares Credit Suisse 130/30 seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the “Index’).

The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the “Universe”) by applying a rules-based ranking and weighting methodology detailed below. The design intends to provide an indexed representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The Index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not the guarantee, of incremental risk-adjusted outperformance as compared to the Universe. As of June 30, 2009, the Index included companies with capitalizations between $[     ] million and $[     ] billion. The average capitalization of the companies comprising the Index was approximately $[     ] billion. The Index is published under the Bloomberg ticker symbol “CS13030S.” The long portion (i.e., +130) of the Index is published under the Bloomberg ticker symbol “CS130L” and the short portion (i.e. -30) of the Index is published separately under the Bloomberg ticker symbol “CS130S.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Credit Suisse 130/30 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was [    ]% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in a combination of equity securities and derivatives that ProShare Advisors believes should track the performance of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund invests in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over – or under-exposed to the Index. Activities surrounding Index reconstitutions may hinder the Fund’s ability to meet its investment objective on that day.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Index Performance Risk - There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Index was formed in April 2008. Accordingly, the Index has limited historical performance.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended __/        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,         , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Credit Suisse 130/30 Large Cap Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Short ProShares

Short ProShares seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their applicable indexes.

Fund Name	Index	Benchmark[1]
SHORT MARKETCAP

SHORT QQQ®	NASDAQ-100®	100% of the inverse

SHORT Dow30SM	Dow Jones Industrial AverageSM	100% of the inverse

SHORT S&P500®	S&P 500®	100% of the inverse

SHORT MidCap400	S&P MidCap 400	100% of the inverse

SHORT SmallCap600	S&P SmallCap 600	100% of the inverse

SHORT Russell2000	Russell 2000®	100% of the inverse

ULTRASHORT QQQ®	NASDAQ-100®	200% of the inverse

ULTRASHORT Dow30SM	Dow Jones Industrial AverageTM	200% of the inverse

ULTRASHORT S&P500®	S&P 500®	200% of the inverse

ULTRASHORT Russell3000	Russell 3000	200% of the inverse

ULTRASHORT MidCap400	S&P MidCap 400	200% of the inverse

ULTRASHORT SmallCap600	S&P SmallCap 600	200% of the inverse

ULTRASHORT Russell2000	Russell 2000®	200% of the inverse

ULTRAPRO SHORT S&P500®	S&P 500®	300% of the inverse
SHORT STYLE

ULTRASHORT Russell1000 Value	Russell 1000® Value	200% of the inverse

ULTRASHORT Russell1000 Growth	Russell 1000® Growth	200% of the inverse

ULTRASHORT Russell MidCap Value	Russell MidcapTM Value	200% of the inverse

ULTRASHORT Russell MidCap Growth	Russell MidcapTM Growth	200% of the inverse

ULTRASHORT Russell2000 Value	Russell 2000® Value	200% of the inverse

ULTRASHORT Russell2000 Growth	Russell 2000® Growth	200% of the inverse

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

1A benchmark may be any standard of investment performance to which a fund seeks to correlate its performance. Ultra ProShares use the performance of a multiple of an index as their benchmark. For example, ProShares Ultra Russell2000 has a daily benchmark of twice the daily return of the Russell 2000® Index.

Short ProShares	169

Fund Name	Index	Benchmark[1]
SHORT SECTOR

SHORT Financials	Dow Jones U.S. FinancialsSM	100% of the inverse

SHORT Oil & Gas	Dow Jones U.S. Oil & GasSM	100% of the inverse

ULTRASHORT Basic Materials	Dow Jones U.S. Basic MaterialsSM	200% of the inverse

ULTRASHORT Consumer Goods	Dow Jones U.S. Consumer GoodsSM	200% of the inverse

ULTRASHORT Consumer Services	Dow Jones U.S. Consumer ServicesSM	200% of the inverse

ULTRASHORT Financials	Dow Jones U.S. FinancialsSM	200% of the inverse

ULTRASHORT Health Care	Dow Jones U.S. Health CareSM	200% of the inverse

ULTRASHORT Industrials	Dow Jones U.S. IndustrialsSM	200% of the inverse

ULTRASHORT Oil & Gas	Dow Jones U.S. Oil & GasSM	200% of the inverse

ULTRASHORT Real Estate	Dow Jones U.S. Real EstateSM	200% of the inverse

ULTRASHORT Semiconductors	Dow Jones U.S. SemiconductorSM	200% of the inverse

ULTRASHORT Technology	Dow Jones U.S. TechnologySM	200% of the inverse

ULTRASHORT Telecommunications	Dow Jones U.S. Select TelecommunicationsSM	200% of the inverse

ULTRASHORT Utilities	Dow Jones U.S. UtilitiesSM	200% of the inverse

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

1A benchmark may be any standard of investment performance to which a fund seeks to correlate its performance. Ultra ProShares use the performance of a multiple of an index as their benchmark. For example, ProShares Ultra Russell2000 has a daily benchmark of twice the daily return of the Russell 2000® Index.

170	Short ProShares

Short ProShares

Short ProShares seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their applicable indexes.

Fund Name	Index	Benchmark[1]
SHORT INTERNATIONAL

SHORT MSCI EAFE	MSCI EAFE	100% of the inverse

SHORT MSCI Emerging Markets	MSCI Emerging Markets	100% of the inverse

ULTRASHORT MSCI EAFE	MSCI EAFE	200% of the inverse

ULTRASHORT MSCI Emerging Markets	MSCI Emerging Markets	200% of the inverse

ULTRASHORT MSCI Europe	MSCI Europe	200% of the inverse

ULTRASHORT MSCI Pacific ex-Japan	MSCI Pacific ex-Japan	200% of the inverse

ULTRASHORT MSCI Brazil	MSCI Brazil	200% of the inverse

ULTRASHORT FTSE/Xinhua China 25	FTSE/Xinhua China 25	200% of the inverse

ULTRASHORT MSCI Japan	MSCI Japan	200% of the inverse

ULTRASHORT MSCI Mexico Investable Market	MSCI Mexico Investable Market	200% of the inverse
SHORT FIXED-INCOME

ULTRASHORT 7-10 Year Treasury	Barclays Capital 7-10 Year U.S. Treasury	200% of the inverse

ULTRASHORT 20+ Year Treasury	Barclays Capital 20+ Year U.S. Treasury	200% of the inverse

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

1A benchmark may be any standard of investment performance to which a fund seeks to correlate its performance. Ultra ProShares use the performance of a multiple of an index as their benchmark. For example, ProShares Ultra Russell2000 has a daily benchmark of twice the daily return of the Russell 2000® Index.

Short ProShares	171

ProShares Short QQQ

Ticker	CUSIP	EXCHANGE
PSQ	74347R602	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short QQQ (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the NASDAQ-100 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short QQQ seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “NDX.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short QQQ with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund will not directly short the equity securities of issuers contained in the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Investment Risk – Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ___%;

Worst Quarter (ended ___/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
NASDAQ-100 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short Dow30

Ticker	CUSIP	EXCHANGE
DOG	74347R701	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short Dow30 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the Dow Jones Industrial Average® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short Dow30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “MID.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short Dow30 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than the inverse return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended     /    /        ):     %;

Worst Quarter (ended     /    /        ):     %.

The year-to-date return as of the most recent quarter, which ended                     ,        , was     %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones Industrial Average #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short S&P500

Ticker	CUSIP	EXCHANGE
SH	74347R503	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short S&P500 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the S&P 500® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short S&P500 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P500®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “SPX.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short S&P500 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended     /    /        ):     %;

Worst Quarter (ended     /    /        ):     %.

The year-to-date return as of the most recent quarter, which ended                     ,        , was     %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P 500 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short MidCap400

Ticker	CUSIP	EXCHANGE
MYY	74347R800	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short MidCap400 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the S&P MidCap 400 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “INDU.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short MidCap400 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ___%;

Worst Quarter (ended ___/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was ____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P MidCap 400 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short SmallCap600

Ticker	CUSIP	EXCHANGE
SBB	74347R784	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short SmallCap600 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the S&P SmallCap 600 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short SmallCap600 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “SML.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short SmallCap600 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was ____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P SmallCap 600 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short Russell2000

Ticker	CUSIP	EXCHANGE
RWM	74347R826	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short Russell2000 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the Russell 2000 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “RTY.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short Russell 2000 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 2000 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort QQQ

Ticker	CUSIP	EXCHANGE
QID	74347R875	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort QQQ (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange throughout the day and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the NASDAQ-100 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short QQQ seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “NDX.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort QQQ with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund will not directly short the equity securities of issuers contained in the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Investment Risk – Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
NASDAQ-100 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Dow30

Ticker	CUSIP	EXCHANGE
DXD	74347R867	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Dow30 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones Industrial Average® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Dow30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) of the inverse (opposite) of the daily performance of the Dow Jones Industrial Average®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a price-weighted index maintained by editors of The Wall Street Journal. The index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “MID.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Ultra Short Dow30 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones Industrial Average #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort S&P500

Ticker	CUSIP	EXCHANGE
SDS	74347R883	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort S&P500 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the S&P 500® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short S&P500 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P500®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “SPX.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort S&P500 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P 500 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Russell3000

Ticker	CUSIP	EXCHANGE
TWQ	74347X203	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Russell3000 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Russell 3000 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 3000 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. The Index provides exhaustive coverage of the U.S. equity market by targeting around 98% of free float-adjusted market capitalization in the U.S. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “RAY.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Russell 3000 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was     % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,        , was        %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 3000 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort MidCap400

Ticker	CUSIP	EXCHANGE
MZZ	74347R859	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort MidCap400 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the S&P MidCap 400 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “INDU.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort MidCap400 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P MidCap 400 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort SmallCap600

Ticker	CUSIP	EXCHANGE
SDD	74347R792	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort SmallCap600 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the S&P SmallCap 600 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “SML.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort SmallCap600 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P SmallCap 600 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Russell2000

Ticker	CUSIP	EXCHANGE
TWM	74347R834	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Russell2000 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Russell 2000 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “RTY.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Russell 2000 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was     % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,        , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 2000 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraPro Short S&P500

Ticker	CUSIP	EXCHANGE
SPXU	74347X856	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraPro Short S&P500 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from triple the inverse of the return of the S&P 500® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraPro Short S&P500 seeks daily investment results, before fees and expenses, that correspond to triple (300%) the inverse (opposite) of the daily performance of the S&P500®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of June 30, 2009, the Index included companies with capitalizations between $         million and $         billion. The average capitalization of the companies comprising the Index was approximately $         billion. The Index is published under the Bloomberg ticker symbol “        .”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraPro Short S&P500 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than triple the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended __/        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,            , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
S&P 500 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Russell1000 Value

Ticker	CUSIP	EXCHANGE
SJF	74347R453	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Russell1000 Value (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Russell 1000® Value Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Value Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “RLV.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Russell1000 Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Value Investing Risk – Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by ProShare Advisors may actually be appropriately priced or overvalued

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___):____%;

Worst Quarter (ended__/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 1000 Value Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Russell1000 Growth

Ticker	CUSIP	EXCHANGE
SFK	74347R461	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Russell1000 Growth (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Russell 1000® Growth Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Growth Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “RLG.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Russell1000 Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in equity securities and derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. Assets of the Fund not invested in equity securities or derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 1000 Growth Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Russell MidCap Value

Ticker	CUSIP	EXCHANGE
SJL	74347R438	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Russell Midcap Value (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Russell MidcapTM Value Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell MidcapTM Value Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “RMV.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Russell MidCap Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk - Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Value Investing Risk - Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by ProShare Advisors may actually be appropriately priced or overvalued.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 1000 Midcap Value Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Russell MidCap Growth

Ticker	CUSIP	EXCHANGE
SDK	74347R446	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Russell MidCap Growth (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Russell Midcap® Growth Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Growth Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “RDG.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Russell MidCap Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Value Investing Risk – Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by ProShare Advisors may actually be appropriately priced or overvalued.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 1000 Midcap Growth Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Russell2000 Value

Ticker	CUSIP	EXCHANGE
SJH	74347R412	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Russell2000 Value (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Russell 2000® Value Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leverage investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Value Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “RUJ.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Russell2000 Value with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Value Investing Risk – Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by ProShare Advisors may actually be appropriately priced or overvalued.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):        %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 2000 Value Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Russell2000 Growth

Ticker	CUSIP	EXCHANGE
SKK	74347R420	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Russell2000 Growth (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Russell 2000® Growth Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Growth Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “RUO.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Russell2000 Growth with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk – An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk – Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Russell 2000 Growth Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short Financials

Ticker	CUSIP	EXCHANGE
SEF	74347R230	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short Financials (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the Dow Jones U.S. FinancialsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSFV.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short Financials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the banks and general financial industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Financial Services Sector Risk – The Fund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increases in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):        %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Financials Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short Oil & Gas

Ticker	CUSIP	EXCHANGE
DDG	74347R222	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short Oil & Gas (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the Dow Jones U.S. Oil & GasSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSEN.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short Oil & Gas with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the integrated oil and gas and the oil equipment and services industry groups, which comprised approximately [     ]% and [     ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Energy Sector Risk – The Fund is subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Oil & Gas Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Basic Materials

Ticker	CUSIP	EXCHANGE
SMN	74347R651	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Basic Materials (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones U.S. Basic MaterialsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leverage returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Basic Materials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSBM.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Basic Materials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the chemicals industry group, which comprised approximately [    ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk - The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Basic Materials Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Consumer Goods

Ticker	CUSIP	EXCHANGE
SZK	74347R644	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Consumer Goods (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones U.S. Consumer GoodsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSNC.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Consumer Goods with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was ____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Consumer Goods Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Consumer Services

Ticker	CUSIP	EXCHANGE
SCC	74347R636	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Consumer Services (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the Dow Jones U.S. Consumer ServicesSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Consumer Services seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSCY.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Consumer Services with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the general retailers and media industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):        %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Consumer Services Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Financials

Ticker	CUSIP	EXCHANGE
SKF	74347R628	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Financials (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks inverse investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones U.S. FinancialsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Financials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSFV.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Financials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the banks and general financial industry groups, which comprised approximately [ ]% and [ ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter- industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):        %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Financials Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Health Care

Ticker	CUSIP	EXCHANGE
RXD	74347 R610	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Health Care (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the Dow Jones U.S. Health CareSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Health Care seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health CareSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSHC.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Health Care with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the pharmaceuticals & biotechnology and healthcare equipment & services industry groups, which comprised approximately [    ]% and [    ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Technology Investment Risk – Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was ____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Health Care Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Industrials

Ticker	CUSIP	EXCHANGE
SIJ	74347 R594	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Industrials (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones U.S. IndustrialsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Industrials seeks daily investment results, before fees and expenses, that correspond to the twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSIN.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Industrials with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that to pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the general industrials industry group, which comprised approximately [    ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was ____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Industrials Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Oil & Gas

Ticker	CUSIP	EXCHANGE
DUG	74347R586	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Oil & Gas (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ twice from the inverse of the return of the Dow Jones U.S. Oil & GasSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSEN.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Oil & Gas with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the in the integrated oil and gas and the oil equipment and services industry groups, which comprised approximately [ ]% and [ ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________, _____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Oil & Gas Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Real Estate

Ticker	CUSIP	EXCHANGE
SRS	74347R552	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Real Estate (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the Dow Jones U.S. Real EstateSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSRE.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Real Estate with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Funds as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the real estate industry group, the Fund will be concentrated approximately 100% in the real estate industry.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a REIT that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Real Estate Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Semiconductors

Ticker	CUSIP	EXCHANGE
SSG	74347R545	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Semiconductors (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones U.S. SemiconductorSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. SemiconductorSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSSC.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Semiconductors with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Because all of the securities included in the Index are issued by companies in the semiconductor industry group, the Fund will be concentrated approximately 100% in the semiconductor industry.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Semiconductor Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Technology

Ticker	CUSIP	EXCHANGE
REW	74347R578	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Ultrashort Technology (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones U.S. TechnologySM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. TechnologySM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “DJUSTC.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Technology with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the technology hardware & equipment and software & computer services industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Investment Risk – Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Technology Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Telecommunications

Ticker	CUSIP	EXCHANGE
TLL	74347R255	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Telecommunications (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones U.S. Select TelecommunicationsSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services). As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “DJSTEL.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Telecommunications with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the fixed-line communications industry group, which comprised approximately [    ]% of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Select Telecommunications Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort Utilities

Ticker	CUSIP	EXCHANGE
SDP	74347R560	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort Utilities (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Dow Jones U.S. UtilitiesSM Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “DJUSUT.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort Utilities with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2009, the Index was concentrated in the electricity and gas, water and multi-utilities industry groups, which comprised approximately [    ]% and [    ]%, respectively, of the market capitalization of the Index.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Concentration Risk – The Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Non-Diversification Risk – The Fund is classified as “non-diversified” under the 1940 Act, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with when the Fund’s underlying index comprises a small number of stocks or other securities.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Sector Risk – The Fund is subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Dow Jones U.S. Utilities Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michael Neches	Since December 2006	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short MSCI EAFE

Ticker	CUSIP	EXCHANGE
EFZ	74347R370	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short MSCI EAFE (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI EAFE Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2009, the Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2009, the Index included companies with capitalizations between $___ million and $___ billion. The average capitalization of the companies comprising the Index was approximately $___ billion. The Index is published under the Bloomberg ticker symbol “MXEA.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short MSCI EAFE with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was ___% of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•	Equity Securities – The Fund may invest in common stock issued by public companies.

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/___/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________, _____, was ___%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI EAFE Index #

#	Reflects no deduction for fees, expense or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares Short MSCI Emerging Markets

Ticker	CUSIP	EXCHANGE
EUM	74347R396	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares Short MSCI Emerging Markets (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI Emerging Markets Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares Short MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2009, the Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2009, the Index included companies with capitalizations between $        million and $        billion. The average capitalization of the companies comprising the Index was approximately $        billion. The Index is published under the Bloomberg ticker symbol “MXEF.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares Short MSCI Emerging Markets with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments and Emerging Markets Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended             ,         , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Emerging Markets Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort MSCI EAFE

Ticker	CUSIP	EXCHANGE
EFU	74347R339	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort MSCI EAFE (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI EAFE Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of June 30, 2009, the Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2009, the Index included companies with capitalizations between $         million and $         billion. The average capitalization of the companies comprising the Index was approximately $         billion. The Index is published under the Bloomberg ticker symbol “MXEA.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort MSCI EAFE with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI EAFE Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort MSCI Emerging Markets

Ticker	CUSIP	EXCHANGE
EEV	74347R354	NYSE Arca
ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort MSCI Emerging Markets (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI Emerging Markets Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries. As of June 30, 2009, the Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of June 30, 2009, the Index included companies with capitalizations between $         million and $         billion. The average capitalization of the companies comprising the Index was approximately $         billion. The Index is published under the Bloomberg ticker symbol “MXEF.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort MSCI Emerging Markets with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments and Emerging Markets Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.

Foreign Currency Risk – Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended __________,_____, was _____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Emerging Markets Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort MSCI Europe

Ticker	CUSIP	EXCHANGE
EPV	74347X807	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort MSCI Europe (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI Europe Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Europe Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2009, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “MXEU.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort MSCI Europe with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):        %;

Worst Quarter (ended        /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended             ,        , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Europe Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort

MSCI Pacific ex-Japan

Ticker	CUSIP	EXCHANGE
JPX	74347X609	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort MSCI Pacific ex-Japan (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI Pacific ex-Japan Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Pacific ex-Japan Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2009, the Index consists of the following 4 developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “MXPFJ.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort MSCI Pacific ex-Japan with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Funds as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of June 30, 2009, the Index was concentrated in the financial services industry group, which comprised         % of the Index’s market capitalization.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):        %;

Worst Quarter (ended        /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended             ,        , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Pacific ex-Japan Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort

MSCI Brazil

Ticker	CUSIP	EXCHANGE
BZQ	74347X401	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort MSCI Brazil (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI Brazil Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Brazil Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance by targeting approximately 85% of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “MXBR.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort MSCI Brazil with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Funds as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of June 30, 2009, the Index was concentrated in the energy and materials industry groups, which comprised —% and —%, respectively, of the Index’s market capitalization.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk – Because the Fund focuses its investments only in Brazil it may be more volatile than a more geographically diversified fund.

The performance of the Fund will be affected by the political, social and economic conditions in Brazil and subject to the related risks.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended ___/____/___): ____%;

Worst Quarter (ended __/___/___): ___%.

The year-to-date return as of the most recent quarter, which ended __________,_____, was_____%.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Brazil Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort

FTSE/Xinhua China 25

Ticker	CUSIP	EXCHANGE
FXP	74347R321	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort FTSE/Xinhua China 25 (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the FTSE/Xinhua China 25 Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the FTSE/Xinhua China 25 Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “XINOI.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort FTSE/Xinhua China 25 with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was     % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of June 30, 2009, the Index was concentrated in the financial services industry group, which comprised     % of the Index’s market capitalization.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk – Because the Fund focuses its investments only in Australia, Hong Kong, New Zealand and Singapore it may be more volatile than a more geographically diversified fund.

The performance of the Fund will be affected by the political, social and economic conditions in Australia, Hong Kong, New Zealand and Singapore and subject to the related risks.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended        /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,            , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
FTSE/Xinhua China 25 Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort MSCI Japan

Ticker	CUSIP	EXCHANGE
EWV	74347R347	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort MSCI Japan (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI Japan Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Japan Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes 85% of free-float adjusted market capitalization in each industry group, in Japan. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “MXJP.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort MSCI Japan with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was     % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk – Because the Fund focuses its investments only in Japan it may be more volatile than a more geographically diversified fund.

The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):        %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,            , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Japan Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort

MSCI Mexico Investable Market

Ticker	CUSIP	EXCHANGE
SMK	74347X872	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort MSCI Mexico Investable Market (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse of the return of the MSCI Mexico Investable Market Index® (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Mexico Investable Market Index®. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “MZMXI.”

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort MSCI Mexico Investable Market with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Funds as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. A Fund may hold a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Funds in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Funds. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of June 30, 2009, the Index was concentrated in the telecommunications industry group, which comprised —% of the Index’s market capitalization.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than twice the inverse of the return of the index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk – the equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

Foreign Investments Risk – Exposure to securities of foreign issuers provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of local foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; and x) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk – Because the Fund focuses its investments only in Mexico it may be more volatile than a more geographically diversified fund.

The performance of the Fund will be affected by the political, social and economic conditions in Mexico and subject to the related risks.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Time Risk – The Fund values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary from the performance of that index.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):        %;

Worst Quarter (ended         /        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                 ,         , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
MSCI Mexico Investable Market Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Robert Parker, CFA	Since December 2007	Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 50,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 50,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort 7-10 Year Treasury

Ticker	CUSIP	EXCHANGE
PST	74347R313	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort 7-10 Year Treasury (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Barclays Capital 7-10 Year U.S. Treasury Bond Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included. As of June 30, 2009, the Index included companies with capitalizations between $     million and $     billion. The average capitalization of the companies comprising the Index was approximately $     billion. The Index is published under the Bloomberg ticker symbol “LT09TRUU.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort 7-10 Year Treasury with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as twice the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Debt Instrument Risk - The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which the Fund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to credit risk.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Interest Rate Risk – Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Risk – The Fund is subject to market risks that will affect the value of its Shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended __/        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,         , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Barclays Capital 7-10 Year U.S. Treasury Bond Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michelle Liu	Since November 2007	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

ProShares UltraShort 20+ Year Treasury

Ticker	CUSIP	EXCHANGE
TBT	74347R297	NYSE Arca

ProShares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds, including ProShares UltraShort 20+ Year Treasury (the “Fund”). ProShare Advisors LLC (“ProShare Advisors”) serves as the investment advisor to the Fund. The shares of the Fund (“Shares”) are listed on the NYSE Arca (the “Exchange”). Fund Shares trade on the Exchange throughout the day at market prices that may differ from the indicative optimized portfolio value of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.”

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Important Information About the Fund

The Fund seeks investment results for a single day only, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse of the return of the Barclays Capital 20+ Year U.S. Treasury Bond Index (the “Index”) for that period. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the Fund’s return for the period as the return of the benchmark. The Fund is different from most exchange-traded funds in that it seeks inverse leveraged returns and only on a daily basis. The Fund also is riskier than similarly benchmarked exchange-traded funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively monitor their investments.

Investment Objective

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included. As of June 30, 2009, the Index included companies with capitalizations between $         million and $         billion. The average capitalization of the companies comprising the Index was approximately $         billion. The Index is published under the Bloomberg ticker symbol “LT11TRUU.”

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold or sell Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
Total Gross Annual Operating Expenses
Fee Waiver/Reimbursement**
Total Net Annual Operating Expenses

*	“Other Expenses” include fees paid for management (non-advisory) services, as described in the Fund’s full prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees and sub-transfer agency fees charged by financial intermediaries, costs associated with independent trustees and certain other miscellaneous expenses.

**	ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.

Example: This example is intended to help you compare the cost of investing in shares of ProShares UltraShort 20+ Year Treasury with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years	5 Years	10 Years

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was         % of the average value of its whole portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher due to the frequency of sales and purchases of Fund shares over the year.

Principal Investment Strategies

The Fund invests in derivatives that ProShare Advisors believes should have similar daily return characteristics as twice the inverse of the daily return of the Index. Assets of the Fund not invested in derivatives will typically be held in money market instruments (such as U.S. Government securities or repurchase agreements collateralized by U.S. Government securities).

•

Derivatives – The Fund invests in financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. Derivatives include:

•	Futures Contracts – Contracts that pay a fixed price for an agreed-upon amount of securities or the cash value of the securities, on an agreed-upon date.

•

Swap Agreements – Two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•	Money Market Instruments – The Fund invests in short-term cash instruments that have terms to maturity of less than 397 days and exhibit high quality credit profiles. They include:

•

U.S. Government Securities – Issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund may gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that provide exposure to its underlying index without regard to market conditions, trends or direction.

At the close of the markets each trading day, the Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determine whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should fall, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased.

Principal Risks

You could lose money by investing in the Fund.

Risk Associated with the Use of Leverage – The Fund uses investment techniques and derivatives that may be considered aggressive because the Fund’s investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Particularly when used to create leverage, the use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.

Correlation and Compounding Risk – A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be less than twice the inverse of the return of the Index. This effect becomes more pronounced as volatility increases. For charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Principal Risks” in the Fund’s full prospectus and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Counterparty Risk – The Fund will be subject to the credit risk (that is, where changes in an issuer’s financial strength or the credit rating of a financial instrument it issues may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline.

Debt Instrument Risk – The Fund seeks exposure to debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which the Fund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to credit risk.

Early Close/Late Close/Trading Halt Risk – An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Interest Rate Risk – Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk – Shareholders should lose money when the Index rises—a result that is the opposite from traditional funds.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

Market Risk – The Fund is subject to market risks that will affect the value of its Shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Market Price Variance Risk – Fund Shares will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

Portfolio Turnover Risk – Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a one-day investment objective, will cause a higher level of portfolio transactions than compared to most exchange-traded funds. Additionally, active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Investment Results

Annual Total Return:

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting www.proshares.com.

[Include Bar Chart]

Best Quarter (ended         /        /        ):         %;

Worst Quarter (ended __/        /        ):         %.

The year-to-date return as of the most recent quarter, which ended                     ,         , was         %.]

Average Annual Total Returns As of December 31, 2008	One Year	Since Inception	Inception Date
Before Taxes
After Taxes on Distributions
After Taxes on Distributions and Sale of Shares
Barclays Capital 20+ Year U.S. Treasury Bond Index #

#	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Management

The Fund is advised by ProShare Advisors and is managed by the following individuals.

Portfolio Manager	Experience with the Advisor	Title with the Advisor
Todd Johnson	Since June 2008	Chief Investment Officer
Howard S. Rubin, CFA	Since December 2007	Senior Portfolio Manager
Michelle Liu	Since November 2007	Associate Portfolio Manager

Purchase and Sale of Fund Shares

The Fund will issue and redeem 75,000 Fund Shares in exchange for the deposit or delivery of basket assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 75,000 shares. Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market priced, and because the Shares trade at market prices rather than net asset value, Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Tax Information

Distributions and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	403

Investment Objectives, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This section contains greater detail on the Funds’ principal investment strategies and the related risks you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holding disclosure policy.

Investment Objectives

Each series of ProShares (each, a “Fund” and, collectively, the “Funds”) is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the daily price performance, the inverse (opposite) of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse (opposite) of the daily price performance, of an index or security. Ultra ProShares are designed to correspond to a multiple of the daily performance of an underlying index. Short ProShares are designed to correspond to the inverse of the daily performance or a multiple of the inverse of the daily performance of an underlying index.

The Funds do not seek to achieve their stated investment objective over a period of time greater than one day. Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees of ProShares Trust (the “Board”), without the approval of Fund shareholders. Each Fund reserves the right to substitute a different index or security for the index underlying its benchmark.

Principal Investment Strategies

In seeking to achieve each Fund’s investment objective, ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. The Funds employ investment techniques that ProShare Advisors believes should simulate the movement of their respective benchmarks.

A Fund may hold a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index. This “sampling” process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. In addition, a Fund may obtain exposure to components not included in the underlying index, invest in securities that are not included in the underlying index or overweight or underweight certain components contained in the underlying index.

ProShare Advisors does not invest the assets of the Funds in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the Funds. Each Fund seeks to remain fully invested at all times in securities and/or financial instruments that provide exposure to its underlying index without regard to market conditions, trends or direction. The Funds do not take temporary defensive positions.

At the close of the markets each trading day, each Fund will seek to position its portfolio so that a Fund’s exposure to its benchmark is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will determines whether a Fund’s portfolio needs to be re-positioned.

For example, if the Index has risen on a given day, net assets of an Ultra ProShares should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of an Ultra ProShares should fall, meaning the Fund’s exposure will need to be reduced. Similarly, if the Index has risen on a given day, net assets of a Short ProShares should fall, meaning that the Fund’s short exposure will need to be reduced. Conversely, if the Index has fallen on a given day, net assets of a Short ProShares should rise, meaning the Fund’s short exposure will need to be increased.

Strategies Specific to the Ultra ProShares

Each Ultra ProShares invests in equity securities and/or derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as triple (300%) or twice (200%) the daily return of the underlying index, depending on the Fund.

•

Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•

Derivatives are investment contracts whose value is derived from the value of an underlying asset, interest rate or index. Each Ultra ProShares may invest in derivatives as a substitute for investing directly in stocks or bonds in order to gain exposure to the underlying index. Derivatives may also be used to produce economically “leveraged” investment results. Use of derivatives may involve costs, in addition to transaction costs, and suitable derivatives may not be available in all circumstances. Derivatives include:

•

Futures Contracts and Options on Futures Contracts Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodities or securities on an agreed-upon date.

•

Swap Agreements Swap agreements are two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

For those Ultra ProShares subject to the SEC “names rule” (Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), each such Fund commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in equity securities contained in the underlying index and/or financial instruments that, in combination, should have similar economic characteristics.

Strategies Specific to the Short ProShares

The Short ProShares invest in derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (opposite) or a multiple of the inverse of the underlying index.

•

Derivatives are investment contracts whose value is derived from the value of an underlying asset, interest rate or index and may be used to produce economically “leveraged” investment results. Use of financial instruments may involve costs, in addition to transaction costs, and suitable financial instruments may not be available in all circumstances. Financial instruments include:

•

Futures Contracts and Options on Futures Contracts Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodities or securities on an agreed-upon date.

•

Swap Agreements Swap agreements are two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•

Short Sales In seeking to achieve its investment objective and as part of its principal investment strategies, the UltraPro Short and Short ProShares also may engage in short sales transactions with respect to equity securities (including shares of exchange-traded funds) to the extent permitted by the 1940 Act. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives or interest which accrues on the security during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Short ProShares also may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

Short ProShares generally do not invest in equity securities such as common stock. For those Short ProShares subject to the names rule discussed above, each such Fund commits at least 80% of assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, to investments with economic characteristics inverse to those of the underlying index.

Strategies Specific to the Alpha ProShares

Each Alpha ProShares invests in equity securities and/or derivatives that ProShare Advisors believes, in combination, should have similar daily return characteristics as the daily return of the underlying index.

•

Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•

Derivatives are investment contracts whose value is derived from the value of an underlying asset, interest rate or index. Each Alpha ProShares may invest in derivatives as a substitute for investing directly in stocks or bonds in order to gain exposure to the underlying index. Derivatives may also be used to produce economically “leveraged” investment results. Use of derivatives may involve costs, in addition to transaction costs, and suitable financial instruments may not be available in all circumstances. Derivatives include:

–

Futures Contracts and Options on Futures Contracts Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodities or securities on an agreed-upon date.

–

Swap Agreements Swap agreements are two-party contracts entered into primarily with institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

•

Short Sales In seeking to achieve its investment objective and as part of its principal investment strategies, Alpha ProShares also may engage in short sales transactions with respect to equity securities (including shares of exchange-traded funds) to the extent permitted by the 1940 Act. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives or interest which accrues on the security during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Alpha ProShares also may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

For those Alpha ProShares subject to the SEC “names rule”, each such Fund commits to invest at least 80% of its assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, in equity securities contained in the underlying index and/or financial instruments that, in combination, should have similar economic characteristics.

Principal Risks of Leveraged and Inverse Leveraged Funds and the Impact of Compounding

Like all investments, investing in the Funds entails risks. This section discusses the risk of leverage, and explains what factors impact the performance of leveraged and inverse leveraged funds with single day investment objectives.

•

Risk Associated with the Use of Leverage (All Funds) The Funds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments. The Funds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a Fund’s benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount the Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust a Fund’s position in a particular financial instrument when desired.

•

Correlation and Compounding Risk (All Funds) A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

The Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Understanding Long-Term Performance of Daily Objective Leveraged Funds—the Impact of Compounding

ProShares are designed to provide leveraged (e.g. 300% or 200%), inverse (e.g. -100%) or inverse leveraged (e.g. -300% or -200%) results on a daily basis (before fees and expenses). The Funds, however, are unlikely to provide a simple multiple (e.g., 2x, -2x, 3x or -3x) of an index’s performance over periods longer than one day.

•	Why?

The hypothetical example below illustrates how daily leveraged and short fund returns can behave for periods longer than one day.

Take a hypothetical fund XYZ that seeks to triple the daily performance of index XYZ. On each day, fund XYZ performs in line with its objective (300% of the index’s daily performance before fees and expenses). Notice that over the entire five-day period, the fund’s total return is considerably less than triple that of the period return of the index. For the five-day period, index XYZ gained 5.1% while fund XYZ gained 14.2% (vs. 3x 5.1% or 15.3%). In other scenarios, the return of a daily rebalanced fund could be greater than triple the index’s return.

	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value
Start	100.0			$100.00
Day 1	103.0	3.0%	9.0%	$109.00
Day 2	99.9	-3.0%	-9.0%	$99.19
Day 3	103.9	4.0%	12.0%	$111.09
Day 4	101.3	-2.5%	-7.5%	$102.76
Day 5	105.1	3.7%	11.1%	$114.17
Total Return	5.1%			14.2%

•	Why does this happen?

This effect is caused by compounding, which exists in all investments, but has a more significant impact in a leveraged fund. In general, during periods of higher index volatility, compounding will cause longer term results to be less than three times (or minus three times) the return of the index. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower index volatility, fund returns over longer periods can be higher than three times (or minus three times) the return of the index. Actual results for a particular period, before fees and expenses, are also dependent on the magnitude of the index return in addition to the index volatility. Similar effects exist for Short ProShares. Please see the Statement of Additional Information for additional details.

The graphs that follow illustrate this point. Each of the graphs shows a simulated hypothetical one year performance of an index compared with the performance of a fund that perfectly achieves its investment objective. The graphs demonstrate that, for periods greater than one day, a leveraged fund is likely to underperform or over-perform (but not match) the index performance (or the inverse of the index performance) times the stated multiple in the fund objective. Investors should understand the consequences of holding daily rebalanced funds for periods longer than a single day and should actively monitor their investments. A one year period is used for illustrative purposes only. Deviations from the index return times the fund multiple can occur over periods as short as two days.

For UltraPro and UltraPro Short ProShares

To isolate the impact of leverage, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates (to obtain required leverage) of zero percent. If these costs and expenses were included, the fund’s performance would be different than that shown. Each of the graphs also assumes a volatility rate of 25%, which is the approximate average of the five-year historical volatility rate of the S&P500® Index. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Over the past five years, the S&P 500’s average yearly volatility has ranged from 10% (2006) to 41% (2008).

This graph shows a scenario where the index is flat or trendless over the year (i.e., begins and ends the year at 0%), but the UltraPro and UltraPro Short ProShares are down.

This graph shows a scenario where the index is up over the year, but the UltraPro ProShares is up less than triple the index and the UltraPro Short ProShares is down more than triple the inverse of the index.

This graph shows a scenario where the index is down over the year, the UltraPro ProShares is down more than triple the index, and the UltraPro Short ProShares is up less than triple the inverse of the index.

For Ultra and UltraShort Pro Shares

To isolate the impact of leverage, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates (to obtain required leverage) of zero percent. If these costs and expenses were included, the fund’s performance would be lower than that shown. Each of the graphs also assumes a volatility rate of 25%, which is an approximate average of the five-year historical volatility rate of the S&P500® Index, S&P MidCap 400 TM Index, Russell 2000® Index, NASDAQ-100® Index and Dow Jones Industrial Average TM. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Other indexes to which the Funds are benchmarked have different historical volatility rates; certain of the Funds’ historical volatility rates are substantially in excess of 25%.

Index	Historical Five- Year Average Volatility Rate
NASDAQ-100®	[ ]%
Dow Jones Industrial AverageSM	[ ]%
S&P 500®	[ ]%
S&P MidCap 400™	[ ]%
S&P SmallCap 600™	[ ]%
Dow Jones U.S. Basic MaterialsSM	[ ]%
Dow Jones U.S. Consumer GoodsSM	[ ]%
Dow Jones U.S. Consumer ServicesSM	[ ]%
Dow Jones U.S. FinancialsSM	[ ]%
Dow Jones U.S. Health CareSM	[ ]%
Dow Jones U.S. IndustrialsSM	[ ]%
Dow Jones U.S. Oil & GasSM	[ ]%
Dow Jones U.S. Real EstateSM	[ ]%
Dow Jones U.S. SemiconductorSM	[ ]%
Dow Jones U.S. TechnologySM	[ ]%
Dow Jones U.S. Select TelecommunicationsSM	[ ]%
Dow Jones U.S. UtilitiesSM	[ ]%
Barclays Capital 7-10 Year U.S. Treasury Bond	[ ]%
Barclays Capital 20+ Year U.S. Treasury Bond	[ ]%
Russell 2000®	[ ]%
Russell 1000® Value	[ ]%
Russell 1000® Growth	[ ]%
Russell Midcap® Value	[ ]%
Russell Midcap® Growth	[ ]%
Russell 3000 Index	[ ]%
MSCI EAFE Index	[ ]%
MSCI Emerging Markets Index	[ ]%
FTSE/Xinhua China 25 Index	[ ]%
MSCI Japan Index	[ ]%
MSCI Europe Index	[ ]%
MSCI Pacific ex-Japan Index	[ ]%
MSCI Brazil Index	[ ]%
MSCI Mexico Investable Market Index	[ ]%
Credit Suisse 130/30 Large Cap Index	[ ]%

For additional details about fund performance over periods longer than one day in both Ultra and Short Funds, please see the Statement of Additional Information (“SAI”).

•	What it means to you

Daily objective leveraged funds if used properly and in conjunction with the investor’s view on the future direction and volatility of the markets can be useful tools for investors who want to manage their exposure to various markets and market segments and who are willing to monitor and/or periodically rebalance their portfolios. But investors considering these funds should understand that they are designed to provide a positive or negative multiple of an index on a daily basis and not for greater periods of time. As a result, fund returns will not likely be a simple multiple (e.g., 3x, -3x) of an index’s return for time periods longer than one day.

Additionally, investors should recognize that the degree of volatility of the underlying index can have a dramatic effect on a fund’s longer-term performance. The greater the volatility, given a particular index return, the greater the downside deviation will be of a fund’s longer-term performance from a simple multiple (e.g., 3x, -3x) of its index’s longer-term return. As shown in the first example, it is even possible that a fund may move in opposite direction as the index.

Other Principal Risks

In addition to the risks noted above, many other factors may also affect the value of an investment in a Fund. A Fund’s NAV will change daily based on the performance of the benchmark index which in turn is affected by variations in market conditions, interest rates and other economic, political or financial developments. The impact of these developments on a Fund will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are noted in each Fund description and described below. Some risks apply to all Funds, while others are specific to the investment strategies of certain Funds, as indicated below. The Statement of Additional Information (“SAI”) contains additional information about the Funds, their investment strategies and related risks. Each Fund may be subject to risks in addition to those identified as principal risks.

•

Concentration Risk (All Funds) A Fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•

Counterparty Risk (All Funds) A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality.

•

Early Close/Trading Halt Risk (All Funds) An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Equity and Market Risk (All Funds except UltraShort 7-10 Year Treasury and UltraShort 20+ Year Treasury) The equity markets are volatile, and the value of securities, swaps, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.

•

Exposure to Foreign Investments Risk (ProShares Ultra MSCI Emerging Markets, Ultra MSCI EAFE, Ultra MSCI Japan, Ultra FTSE/Xinhua China 25, UltraShort MSCI Brazil, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Europe, UltraShort MSCI Mexico Investable Market, Short MSCI EAFE, UltraShort MSCI EAFE, Short MSCI Emerging Markets, UltraShort MSCI Emerging Markets, UltraShort MSCI Japan and UltraShort FTSE/Xinhua China 25) Certain of the Funds may invest in securities of foreign issuers or other investments that provide a Fund with exposure to foreign issuers (collectively, “foreign investments”). Certain factors related to foreign investments may prevent a Fund from achieving its goals. These factors include the effect of (i) fluctuations in the value of the local currency versus the U.S. dollar and the uncertainty associated with the cost of converting between various currencies, particularly when currency hedging techniques are unavailable; (ii) differences in settlement practices, as compared to U.S. investments, or delayed settlements in some foreign markets; (iii) the uncertainty associated with evidence of ownership of investments in many foreign countries, which may lack the centralized custodial services and rigorous proofs of ownership required by many U.S. investments; (iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; (v) brokerage commissions and fees and other investment related costs that may be higher than those applicable to U.S. investments; (vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; (vii) taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; and (viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a given country. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, a Fund’s ability to purchase or sell foreign investments at appropriate times.

A Fund’s ability to achieve its investment objectives also may be affected by factors related to its ability to obtain information about foreign investments. In many foreign countries, there is less publicly available information about issuers than is available in reports about U.S. issuers. Markets for foreign investments are usually not subject to the degree of government supervision and regulation that exists for U.S. investments. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Furthermore, the issuers of foreign investments may be closely controlled by a small number of families, institutional investors or foreign governments whose investment decisions might be difficult to predict. To the extent a Fund’s assets are exposed to contractual and other legal obligations in a foreign country, e.g., swap agreements with foreign counterparties, these factors may affect the Fund’s ability to achieve its investment objectives. A Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. In some countries, information about decisions of the judiciary, other government branches, regulatory agencies and tax authorities may be less transparent than decisions by comparable institutions in the U.S., particularly in countries that are politically dominated by a single party or individual. Moreover, enforcement of such decisions may be inconsistent or uncertain.

Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case for U.S. securities. These factors include the effect of (i) expropriation, nationalization or confiscatory taxation of foreign investments; (ii) changes in credit conditions related to foreign counterparties, including foreign governments and foreign financial institutions; (iii) trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and (iv) increased correlation between the value of foreign investments and changes in the commodities markets. To the extent a Fund focuses its investments on a particular country or region, the Fund’s ability to meet its investment objectives may be especially subject to factors and developments related to such country or region.

In addition, a Fund’s investments in foreign investments that are related to developing (or “emerging market”) countries may be particularly volatile due to the aforementioned factors.

•

Foreign Currency Risk (ProShares Ultra MSCI Emerging Markets, Ultra MSCI EAFE, Ultra MSCI Japan, Ultra FTSE/Xinhua China 25, UltraShort MSCI Brazil, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Europe, UltraShort MSCI Mexico Investable Market, Short MSCI EAFE, UltraShort MSCI EAFE, Short MSCI Emerging Markets, UltraShort MSCI Emerging Markets, UltraShort MSCI Japan and UltraShort FTSE/Xinhua China 25) Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar falls in value against a foreign currency, an investment in that country gains value (i.e., a loss to the Short International ProShares) because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

•

Geographic Concentration Risk (ProShares Ultra MSCI Japan, Ultra FTSE/Xinhua China 25, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market, UltraShort MSCI Japan and UltraShort FTSE/Xinhua China 25) Certain Funds that focus their investments in companies economically tied to particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, Funds that focus their investments in companies economically tied to a particular geographic region or country may be more volatile than a more geographically diversified Fund.

•	Inverse Correlation Risk (Short ProShares) Shareholders should lose money when the index underlying a Fund’s benchmark rises—a result that is the opposite from traditional equity or bond funds.

•

Liquidity Risk (All Funds) In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

•

Market Price Variance Risk (All Funds) Individual Shares of a Fund will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.

•

Non-Diversification Risk (All Funds) The Funds are classified as “non-diversified” under the 1940 Act, and each Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund’s objective. This makes the performance of the Funds more susceptible to a single economic, political or regulatory event than a diversified fund might be. This risk may be particularly acute with respect to a Fund whose underlying index comprises a small number of stocks or other securities.

•

Portfolio Turnover Risk (All Funds) Active market trading of Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

•

Short Sale Risk (Short ProShares and Alpha ProShares) Selling short is a technique that may be employed by the Short ProShares to achieve investment exposure consistent with its investment objective. Short selling involves borrowing a security and then selling it. If a Fund buys back the security at a price lower than the price at which it sold the security plus accrued interest, the Fund will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the Fund will incur a negative return (loss) on the transaction. The use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a Fund to lose money. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions and may lower a Fund’s return or result in a loss. Entering into short positions through financial instruments such as futures, options and swap agreements may also cause a Fund to be exposed to short sale risk. Selling short may be considered an aggressive investment technique. See Aggressive Investment Technique Risk.

•

Small- and Mid-Cap Company Investment Risk (ProShares Ultra and UltraShort Russell3000, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Japan, ProShares UltraShort MSCI Europe, ProShares UltraShort MSCI Pacific ex-Japan, ProShares UltraShort MSCI Brazil, ProShares UltraShort MSCI Mexico Investable Market, Ultra MSCI Emerging Markets, Ultra MidCap400, Ultra SmallCap600, Ultra Russell2000, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Growth, Ultra Russell2000 Value, Short MidCap400, Short SmallCap600, Short Russell2000, UltraShort MidCap400, UltraShort SmallCap600, UltraShort Russell2000, UltraShort Russell MidCap Value, UltraShort Russell MidCap Growth, UltraShort Russell2000 Value and UltraShort Russell2000 Growth) Small- and mid-cap companies may have limited product lines or resources, may be dependant upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

•

Valuation Time Risk (ProShares Ultra MSCI Emerging Markets, Ultra MSCI EAFE, Ultra MSCI Japan, Ultra FTSE/Xinhua China 25, UltraShort MSCI Brazil, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Europe, UltraShort MSCI Mexico Investable Market, Short MSCI EAFE, UltraShort MSCI EAFE, Short MSCI Emerging Markets, UltraShort MSCI Emerging Markets, UltraShort MSCI Japan and UltraShort FTSE/Xinhua China 25) The Funds value their portfolios at 4:00 p.m. (Eastern time). In some cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of a Fund that tracks a foreign market index may vary from the performance of that index.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by a Fund which are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•

GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•

A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One NYS is always equal to one ordinary share. NYS programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. NYSs are used primarily by Dutch companies.

•

Leveraged Investment Techniques include investing in swap agreements, reverse repurchase agreements, futures contracts and options on securities indexes and forward contracts and engaging in borrowing, which may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a Fund.

A Fund may also use particular leveraged investment techniques as part of a strategy designed to reduce, or “hedge,” exposure to other risks. For example, a Fund may use various strategies designed to limit the risk of price fluctuations of its portfolio and to preserve capital, which may include purchasing securities with respect to which the Fund has taken a short position. See Short Sales and Short Sale Risk. Additional leveraged investment techniques may include the use by the Short ProShares of direct investment in equity securities or the use by a Fund of a customized basket of securities that do not necessarily include any of the securities contained in the underlying index. Note, however, that use of hedging techniques may involve additional costs and risks to a Fund. For example, the successful use of hedging techniques may be adversely affected by imperfect correlation between movements in the price of the securities purchased to hedge and the securities being sold short.

•

Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. government securities, securities issued by governments of other developed countries and repurchase agreements.

•

Repurchase Agreements are contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Funds as a short-term investment vehicle for cash positions.

•

Reverse Repurchase Agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.

•

Structured Notes are debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return patterns. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to indirectly expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•

U.S. Government Securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

•

Forward Contracts Forward contracts are two-party contracts entered into with dealers or financial institutions where the purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is agreed upon at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.

•

Options on Securities and Stock Indices and Investments Covering Such Positions Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. A call option gives one the right to buy a security or futures contract at an agreed-upon price on or before a certain date. A put option gives one the right to sell a security or futures contract at an agreed-upon price on or before a certain date.

•

Investments in Other Investment Companies Each Fund may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) or any exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”). If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Because most exchange traded funds are investment companies, absent exemptive relief, investment in such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. A Fund may invest in certain exchange traded funds in excess of the statutory limit in reliance on an exemptive order issued to those entities and pursuant to procedures approved by the Board provided that it complies with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations.

•

Short Sales In seeking to achieve its investment objective and as part of its principal investment strategies, the UltraPro Short and Short ProShares also may engage in short sales transactions with respect to equity securities (including shares of exchange-traded funds) to the extent permitted by the 1940 Act. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives or interest which accrues on the security during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Short ProShares also may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

Precautionary Notes

A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the “Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the SEC allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with ProShares Trust regarding the terms of the investment. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings, (2) trading on the NYSE is restricted, (3) any emergency circumstances exist, as determined by the SEC, (4) the SEC by order permits for the protection of shareholders of a Fund and (5) for up to 14 calendar days for any of ProShares Ultra MSCI Emerging Markets, Ultra MSCI EAFE, Ultra MSCI Japan, Ultra FTSE/Xinhua China 25, UltraShort MSCI Brazil, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Europe, UltraShort MSCI Mexico Investable Market, Short MSCI EAFE, UltraShort MSCI EAFE, Short MSCI Emerging Markets, UltraShort MSCI Emerging Markets, UltraShort MSCI Japan and UltraShort FTSE/Xinhua China 25 during a period of an international local holiday, as further described in the SAI.

Underlying Indexes

The Funds have entered into licensing agreements for the use of the indexes underlying their benchmarks (each, an “Index”). A description of the Indexes currently underlying the Funds’ benchmarks follows:

ProShares Ultra SmallCap600, ProShares Short SmallCap600 and ProShares UltraShort SmallCap600:

The S&P SmallCap 600™ Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a nonmechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. As of June 30, 2009, the S&P SmallCap 600 Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million.

ProShares Ultra Russell2000, ProShares Short Russell2000 and ProShares UltraShort Russell2000:

The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the index, however, new issue securities meeting other membership requirements may be added on a quarterly basis. As of June 30, 2009, the Russell 2000 Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million.

ProShares Ultra Basic Materials and ProShares UltraShort Basic Materials:

The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of June 30, 2009, the Dow Jones U.S. Basic Materials Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Consumer Goods and ProShares UltraShort Consumer Goods:

The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of June 30, 2009, the Dow Jones U.S. Consumer Goods Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Consumer Services and ProShares UltraShort Consumer Services:

The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of June 30, 2009, the Dow Jones U.S. Consumer Services Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Financials, ProShares Short Financials and ProShares UltraShort Financials:

The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of June 30, 2009, the Dow Jones U.S. Financials Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Health Care and ProShares UltraShort Health Care:

The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of June 30, 2009, the Dow Jones U.S. Health Care Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Industrials and ProShares UltraShort Industrials:

The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of June 30, 2009, the Dow Jones U.S. Industrials Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Oil & Gas, ProShares Short Oil & Gas and ProShares UltraShort Oil & Gas:

The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of June 30, 2009, the Dow Jones U.S. Oil & Gas Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Real Estate and ProShares UltraShort Real Estate:

The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of June 30, 2009, the Dow Jones U.S. Real Estate Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Semiconductors and ProShares UltraShort Semiconductors:

The Dow Jones U.S. SemiconductorSM Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of June 30, 2009, the Dow Jones U.S. Semiconductor Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Technology and ProShares UltraShort Technology:

The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of June 30, 2009, the Dow Jones U.S. Technologies Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Telecommunications and ProShares UltraShort Telecommunications:

The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed- line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services). As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Utilities and ProShares UltraShort Utilities:

The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of June 30, 2009, the Dow Jones U.S. Utilities Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Russell1000 Value and ProShares UltraShort Russell1000 Value:

The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum. As of June 30, 2009, the Russell 1000 Value Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Russell1000 Growth and ProShares UltraShort Russell1000 Growth:

The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Russell 1000 Growth Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Russell MidCap Value and ProShares UltraShort Russell MidCap Value:

The Russell MidcapTM Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2009, the Russell Midcap Value Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Russell MidCap Growth and ProShares UltraShort Russell MidCap Growth: The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Russell Midcap Growth Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Russell2000 Value and ProShares UltraShort Russell2000 Value:

The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum. As of June 30, 2009, the Russell 2000 Value Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] million.

ProShares Ultra Russell2000 Growth and ProShares UltraShort Russell2000 Growth:

The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum. As of June 30, 2009, the Russell 2000 Growth Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra S&P500, ProShares Short S&P500, ProShares UltraShort S&P500, ProShares UltraPro S&P500 and UltraPro Short S&P500:

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis. As of June 30, 2009, the S&P 500 Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra QQQ, ProShares Short QQQ and ProShares UltraShort QQQ:

The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology. Index composition is reviewed on an annual basis and rebalancing occurs on a quarterly basis. During a year, Index components may be deleted or added as a result of certain corporate actions or other events as part of an Index maintenance processes. As of June 30, 2009, the NASDAQ-100 Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra Dow30, ProShares Short Dow30 and ProShares UltraShort Dow30:

The Dow Jones Industrial AverageSM (DJIA) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed. As of June 30, 2009, the DJIA included companies with capitalizations between $[    ] billion and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra MidCap400, ProShares Short MidCap400 and ProShares UltraShort MidCap400: The S&P MidCap 400™ Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis. As of June 30, 2009, the S&P MidCap 400 Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra MSCI EAFE, ProShares Short MSCI EAFE and ProShares UltraShort MSCI EAFE:

The MSCI EAFE Index (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US and Canada. As of June 2008 the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2009, the MSCI EAFE Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra MSCI Emerging Markets, ProShares Short MSCI Emerging Markets and ProShares UltraShort MSCI Emerging Markets: The MSCI Emerging Markets Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries. As of June 2008 the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. As of June 30, 2009, the MSCI Emerging Markets Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra MSCI Japan and ProShares UltraShort MSCI Japan:

The MSCI Japan Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in Japan. As of June 30, 2009, the MSCI Japan Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Ultra FTSE/Xinhua China 25 and ProShares UltraShort FTSE/Xinhua China 25:

The FTSE/Xinhua China 25 Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange (HKEX). This free float adjusted Index caps the weight of any of constituent stock at 10 percent to ensure broad representation of the Chinese economy. As of June 30, 2009, the FTSE/Xinhua China 25 Index included companies with capitalizations between $[    ] billion and $[    ] trillion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares UltraShort 7-10 Year Treasury:

The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

ProShares UltraShort 20+ Year Treasury:

The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

ProShares Ultra and UltraShort Russell3000:

The Russell 3000 Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. The Index provides exhaustive coverage of the U.S. equity market by targeting around 98% of free float-adjusted market capitalization in the U.S. As of June 30, 2009, the Index was concentrated in the Consumer, Non-Cyclical industry group, which comprised 26% of the market capitalization of the Index, and included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares UltraShort MSCI Europe:

The MSCI Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the region. The Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2009, the Index included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares UltraShort MSCI Pacific ex-Japan:

The MSCI Pacific ex-Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and midcap segments and provides exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the region. The Index consists of the following four developed market countries/cities: Australia, Hong Kong, New Zealand and Singapore. As of June 30, 2009, the Index was concentrated in the Financial Services industry group, which comprised 45% of the market capitalization of the Index, and included companies with capitalizations between $[    ] million and $[    ] billion. The average capitalization of the companies comprising the Index was approximately $[    ] billion.

ProShares Credit Suisse 130/30:

The Credit Suisse 130/30 Large Cap Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the “Universe”) by applying a rules-based ranking and weighting methodology detailed below. The design intends to provide an indexed representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The Index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not guarantee, of incremental risk-adjusted outperformance as compared to the Universe. As of June 30, 2009, the Index contained [    ] long and [    ] short positions.

Information About the Index Licensors

“Standard & Poor’s®,” “S&P®,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. ProShares are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in ProShares.

The Funds are not sponsored, endorsed, sold or promoted by The NASDAQ Stock Market, Inc. (including its affiliates) (NASDAQ, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Index to track general stock market performance. The Corporations’ only relationship to the Trust (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, NASDAQ-100 Index and other trademarks, service marks, and trade names of the Corporations and the use of the NASDAQ-100 Index, which is determined, composed and calculated by NASDAQ without regard to the Licensee or the Funds. NASDAQ has no obligation to take the needs of the Licensee or the shareholders of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index. The Corporations are not responsible for, and have not participated in the determination of the timing of, prices at, or quantities of, the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the NASDAQ-100 Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

“Dow Jones” is a service mark of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote any of the ProShares.

•	Recommend that any person invest in the ProShares or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProShares.

•	Have any responsibility or liability for the administration, management for marketing of the ProShares.

•	Consider the needs of the ProShares or the owners of the ProShares in determining, composing or calculating the Dow Jones U.S. Indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProShares. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•

The results to be obtained by the ProShares, the owner of the ProShares or any other person in connection with the use of the Dow Jones U.S. Indexes and the data included in the Dow Jones U.S. Indexes;

•	The accuracy or completeness of the Dow Jones U.S. Indexes and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Indexes and their data.

Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones U.S. Indexes or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between the Trust and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProShares or any other third parties.

The Russell 1000® Value Index, Russell 1000® Growth Index, Russell Midcap® Value Index, Russell Midcap® Growth Index, Russell 2000® Index, Russell 2000® Value Index, Russell 2000® Growth Index and Russell 3000® Index (collectively the “Indexes”) are trademarks of Russell Investment Group (“Russell”) and have been licensed for use by the Trust. The Funds are not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Indexes are based. Russell’s only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Indexes which are determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

The Short International ProShares are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by the Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of these Funds or any other person or entity regarding the advisability of investing in Funds generally or in these Funds particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or shareholders of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI Indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by or the consideration into which these Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of these Funds or any other person or entity in connection with the administration, marketing or offering of these Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Funds, shareholders of the Funds, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Credit Suisse Large Cap 130/30 Index was developed by Credit Suisse Securities (USA) LLC and its affiliates (collectively, “Credit Suisse”) in collaboration with AlphaSimplex Group, LLC (“AlphaSimplex”). The Index will be managed by an Index Committee chaired by Dr. Andrew Lo, Chairman and Chief Scientific Officer of AlphaSimplex, and Harris & Harris Group Professor at the MIT Sloan School of Management. The Committee Vice Chairman will be Mr. Pankaj Patel, Director of Quantitative Research at Credit Suisse. About Credit Suisse: As one of the world’s largest banks, Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. Credit Suisse offers advisory services, solutions and products to companies, institutional clients and high-net-worth private clients globally, as well as retail clients in Switzerland. Credit Suisse is active in over 50 countries and employs approximately 45,000 people. Credit Suisse’s parent company, Credit Suisse Group, is a global financial services company headquartered in Zurich. Credit Suisse Group’s registered shares (CSGN) are listed in Switzerland and, in the form of American Depositary Shares (CS), in New York. Further information about Credit Suisse can be found at www.credit-suisse.com. About AlphaSimplex: Founded in 1999 by Dr. Andrew W. Lo, AlphaSimplex is an SEC-registered investment advisory firm based in Cambridge, Massachusetts specializing in quantitative global macro and global tactical asset allocation strategies, beta-replication products, and absolute-return risk analytics. It is a wholly-owned subsidiary of Natixis Global Asset Management, LLC. Additional information about AlphaSimplex can be found at www.alphasimplex.com.

“Credit Suisse” and the Index are service marks of Credit Suisse. Credit Suisse does not: sponsor, endorse or promote the Fund, recommend that any person invest or trade in the Fund or any other securities, have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund, have any responsibility or liability for the administration or management of the Fund and consider the needs of the Fund or the shareholders of the Fund in determining, composing or calculating the Index or have any obligation to do so. Credit Suisse may discontinue the Index or change the Index or its compilation and composition, at any time in its sole discretion without regard to any impact thereof on the Fund.

CREDIT SUISSE DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

Credit Suisse will not have any liability in connection with the Fund. Specifically,

•	Credit Suisse does not make any representation or warranty, express, statutory or implied, and Credit Suisse disclaims any representation or warranty about:

•	The results to be obtained by the Fund, the shareholders of the Fund or any other person in connection with the use of the Index and the data related to the Index;

•	The accuracy or completeness of the Index or its related data;

•	The merchantability and the fitness for a particular purpose or use of the Index or its related data;

•	Credit Suisse will have no liability for any errors, omissions or interruptions in the Index or its related data;

•

Under no circumstances and under no theory of law (whether tort, contract, strict liability or otherwise) will Credit Suisse be liable for any lost profits or direct, indirect, punitive, special or consequential damages or losses, even if Credit Suisse knows that they might occur.

The licensing agreement between the Trust and Credit Suisse is solely for their benefit and not for the benefit of the Fund’s shareholders or any other third parties.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI. The top ten holdings of each Fund are posted on a daily basis to the Trust’s website at www.proshares.com.

Management of ProShares Trust

Management of ProShares Trust	425

Management of ProShares Trust

Board of Trustees and Officers

The Board is responsible for the general supervision of all of the Funds. The officers of the Trust are responsible for the day-to-day operations of the Funds.

Investment Advisor

ProShare Advisors, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advisor to all of the Funds and provides investment advice and management services to the Funds. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund. For its investment advisory services, ProShare Advisors is entitled to receive fees equal to 0.75% of the average daily net assets of each Fund. A discussion regarding the basis for the Board approving the investment advisory agreement is available in the Trust’s most recent semi-annual report to shareholders dated November 30, 2008.

ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProShare Advisors since inception and ProFund Advisors LLC since April 1997. Mr. Sapir formerly practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington, D.C. based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.)

Louis M. Mayberg, President of ProShare Advisors since inception and ProFund Advisors since April 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-June 2008 and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each Fund is managed by an individual overseen by Todd Johnson and Howard S. Rubin.

Todd Johnson, ProShare Advisors—Chief Investment Officer since December 2008. ProFund Advisors—Chief Investment Officer since December 2008. World Asset Management—Managing Director and Chief Investment Officer from 1994 to November 2008.

Howard S. Rubin CFA, ProShare Advisors—Senior Portfolio Manager since December 2007. ProFund Advisors—Senior Portfolio Manager since November 2004 and Portfolio Manager from April 2000 through November 2004. Mr. Rubin earned a B.S. in Economics from the Wharton School, University of Pennsylvania and an M.S. in Finance from The George Washington University. Mr. Rubin holds the Chartered Financial Analyst (CFA) designation.

The following individuals have responsibility for the day-to-day management of the Funds as set forth in the summary section relating to each fund.

Michelle Liu, ProShare Advisors—Associate Portfolio Manager since November 2007. FINRA — Senior Market Operations Analyst from July 2006 through November 2007; Fixed Income Domain Lead/Specialist from March 2004 through July 2006. CGI-AMS – Senior Consultant/Consultant from September 2000 through March 2004. Ms. Liu earned a B.S. in Management Science and Statistics from the University of Maryland College Park and is currently working towards her M.B.A. from Duke University.

Michael Neches, ProShare Advisors—Associate Portfolio Manager since January 2007; Portfolio Analyst from December 2006 to January 2007. ProFund Advisors—Portfolio Analyst November 2004 to December 2006, Junior Analyst May 2001 to November 2004 and Portfolio Intern March 2000 to May 2001.

Robert Parker CFA, ProShare Advisors—Associate Portfolio Manager since March 2007. H. Beck, Inc.—Due Diligence Analyst from May 2005 through March 2007. Wachovia Securities—Investment Analyst from April 2004 through January 2005. Ameritas Investment Corp.—Compliance Analyst from May 2002 through October 2003. Mr. Parker holds the Chartered Financial Analyst (CFA) designation.

Determination of NAV

The NAV per Share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by J.P. Morgan Investor Services Co. and determined each business day at the close of regular trading of the NYSE (ordinarily 4:00 p.m. New York time).

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of the Board. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Funds sold them. See the SAI for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which a Fund’s investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Distributions

As a shareholder, you are entitled to your share of a Fund’s income from interest and dividends, and gains from the sale of investments. You may receive such earnings as either an income dividend or a capital gains distribution. Income dividends primarily come from the dividends that the Fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains may be realized when the fund sells securities. Capital gains may be either short-term or long-term, depending on whether the Fund held the securities for one year or less, or more than one year.

Each Fund intends to declare and distribute to its shareholders at least annually virtually all of its net income (interest and dividends, less expenses), if any, as well as net capital gains, if any, realized from the sale of its holdings. Subject to Board approval, some or all of any net capital gains distribution may be declared payable in either additional Shares of the respective Fund or in cash. If such a distribution is declared payable in that fashion, holders of Shares will receive additional Shares of the respective Fund unless they elect to receive cash. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

As noted above under “Distributions”, a Fund may declare a net capital gain distribution to be payable in additional Shares or cash. Even if the Fund does not declare a dividend to be payable in Shares, brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Taxes

The following is certain general information about taxation of the Funds:

•

Each Fund intends to qualify for treatment as a “regulated investment company” for U.S. federal income tax purposes. In order to so qualify, each Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.

•

If a Fund qualifies for treatment as a regulated investment company, it is not subject to federal income tax on net investment income and capital gains that the Fund timely distributes to its shareholders.

•

Investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Shares.

•	Distributions declared in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.

•

Any dividends and short-term capital gain distributions that you receive are taxable to you as ordinary income for federal income tax purposes. Under recently enacted legislation, ordinary income dividends you receive may be taxed at the same rates as long term capital gains. However, income received in the form of ordinary income dividends will not be considered long-term capital gains for other Federal income tax purposes, including the calculation of net capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

•	Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you have owned your Shares.

•	Capital gains distributions may vary considerably from year to year as a result of the Funds’ normal investment activities and cash flows.

•

A sale or exchange of Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

•	Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Shares, may be subject to state and local income taxes.

•

If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, any dividends and short term capital gains that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

•

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries, which would reduce returns from an investment in Fund Shares. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

•

By law, a Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%. Under current law, the backup withholding rate will increase to 31% for the taxable year 2011 and thereafter.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following additional basic tax points:

•

A person who exchanges equity securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Balancing Amount paid.

•

A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of securities for Creation Units will be disallowed by the Internal Revenue Service if such person purchases other substantially identical Shares of the Fund within 30 days before or after the exchange on the basis that there has been no significant change in economic position. In such case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Note: This Prospectus provides general U.S. federal tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund’s tax consequences for you. See “Taxation” in the SAI for more information.

Premium/Discount Information

The Trust’s website has information about the premiums and discounts for each of the Funds. Premiums or discounts are the differences between the NAV and market price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the NAV. A discount is the amount that a Fund is trading below the NAV.

Distribution (12b-1) Plan

Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board, each Fund may pay the Funds’ distributor, financial intermediaries, such as broker-dealers and investment advisors, up to 0.25% on an annualized basis of the average daily net assets of a Fund as reimbursement or compensation for distribution related activities with respect to the Funds. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For the prior fiscal year, no payments were made by any Fund under the Plan.

Financial Highlights

The following tables are intended to help you understand the financial history of each Fund since June 1, 2007 (or since inception, if shorter). No information is presented for the Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra FTSE/Xinhua China 25, Ultra MSCI Japan, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market, UltraPro S&P500, UltraPro Short S&P500, Ultra Russell3000, UltraShort Russell3000 and Credit Suisse 130/30 ProShares, as these Funds commenced operations after the fiscal period ended May 31, 2009. Certain information reflects financial results of a single Share. The total return information represents the rate of return and the per Share operating performance that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The information for the year or period ended May 31, 2008 and May 31, 2009 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the financial statements of the Funds for the period ended May 31, 2009, appears in the Annual Report of the Funds which is available upon request. Information for the period ended May 31, 2007 was audited by another independent registered public accounting firm.

Financial Highlights	429

This Page Intentionally Left Blank

ProShares®

ProShares Trust

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814

866.PRO.5125

866.776.5125

www.proshares.com

FOR MORE INFORMATION

If you’d like more information about ProShares Trust or any of its funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Additional information about the issuing funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI for the issuing fund provides additional information about ProShares Trust, the funds and their shares. The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about ProShares Trust, the funds and shares or to make shareholder inquiries, please use the contact information above.

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the issuing funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202.551.8090. Reports and other Information about the funds are also available on the SEC’s website (www.sec.gov), or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

© 2009 ProShare Advisors LLC. All rights reserved.

Investment Company Act file number: 811-21114

STATEMENT OF ADDITIONAL INFORMATION

ProShares Trust

7501 WISCONSIN AVENUE

SUITE 1000—EAST TOWER

BETHESDA, MD 20814

Ultra ProShares		Short ProShares
	Ticker Symbol		Ticker Symbol
Ultra MarketCap		Short MarketCap
Ultra QQQ®	QLD	Short QQQ®	PSQ
Ultra Dow30SM	DDM	Short Dow30SM	DOG
Ultra S&P500®	SSO	Short S&P500®	SH
Ultra MidCap400	MVV	Short MidCap400	MYY
Ultra SmallCap600	SAA	Short SmallCap600	SBB
Ultra Russell2000	UWM	Short Russell2000	RWM
Ultra Russell3000	UWC	UltraShort QQQ®	QID
UltraPro S&P 500	UPRO	UltraShort Dow30SM	DXD
		UltraShort S&P500®	SDS
Ultra Style		UltraShort MidCap400	MZZ
Ultra Russell1000 Value	UVG	UltraShort SmallCap600	SDD
Ultra Russell1000 Growth	UKF	UltraShort Russell2000	TWM
Ultra Russell MidCap Value	UVU	UltraShort Russell3000	TWQ
Ultra Russell MidCap Growth	UKW	UltraPro Short S&P500	SPXU
Ultra Russell2000 Value	UVT
Ultra Russell2000 Growth	UKK	Short Style
		UltraShort Russell1000 Value	SJF
Ultra Sector		UltraShort Russell1000 Growth	SFK
Ultra Basic Materials	UYM	UltraShort Russell MidCap Value	SJL
Ultra Consumer Goods	UGE	UltraShort Russell MidCap Growth	SDK
Ultra Consumer Services	UCC	UltraShort Russell2000 Value	SJH
Ultra Financials	UYG	UltraShort Russell2000 Growth	SKK
Ultra Health Care	RXL
Ultra Industrials	UXI	Short Sector
Ultra Oil & Gas	DIG	Short Financials	SEF
Ultra Real Estate	URE	Short Oil & Gas	DDG
Ultra Semiconductors	USD	UltraShort Basic Materials	SMN
Ultra Technology	ROM	UltraShort Consumer Goods	SZK
Ultra Telecommunications	LTL	UltraShort Consumer Services	SCC
Ultra Utilities	UPW	UltraShort Financials	SKF
		UltraShort Health Care	RXD
Ultra International		UltraShort Industrials	SIJ
Ultra MSCI Emerging Markets	EET	UltraShort Oil & Gas	DUG
Ultra MSCI EAFE	EFO	UltraShort Real Estate	SRS
Ultra MSCI Japan	EZJ	UltraShort Semiconductors	SSG
Ultra FTSE/Xinhua China 25	XPP	UltraShort Technology	REW
		UltraShort Telecommunications	TLL
Alpha ProShares		UltraShort Utilities	SDP

Credit Suisse 130/30	CSM	Short International
		Short MSCI EAFE	EFZ
		Short MSCI Emerging Markets	EUM
		UltraShort MSCI EAFE	EFU
		UltraShort MSCI Emerging Markets	EEV
		UltraShort FTSE/Xinhua China 25	FXP
		UltraShort MSCI Japan	EWV
		UltraShort MSCI Brazil	BZQ
		UltraShort MSCI Pacific ex-Japan	JPX
		UltraShort MSCI Europe	EPV
		UltraShort MSCI Mexico Investable Market	SMK

1

Short Fixed-Income
UltraShort 7-10 Year Treasury	PST
UltraShort 20+ Year Treasury	TBT

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of ProShares Trust dated October 1, 2009 (the “Prospectus”), which incorporates this SAI by reference. A copy of the Prospectus and a copy of the Annual Report to Shareholders for the Funds that have completed a fiscal year are available, without charge, upon request to the address on the previous page, by telephone at the number on the previous page, or on the Trust’s website at www.proshares.com. The Financial Statements and Notes contained in the Annual Report to Shareholders for the fiscal year ended May 31, 2009 are incorporated by reference into and are deemed part of this SAI. The principal U.S. national stock exchange on which the Funds identified in this SAI are listed is NYSE Arca.

2

3

GLOSSARY OF TERMS

For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.

Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
The Advisor or ProShare Advisors	ProShare Advisors LLC
Arca	NYSE Arca
Board of Trustees or Board	Board of Trustees of ProShares Trust
CFTC	Commodity Futures Trading Commission
Code or Internal Revenue Code	Internal Revenue Code of 1986
Distributor or SEI	SEI Investments Distribution Co.
Fund(s)	One or more of the series of the Trust identified on the front cover of this SAI
Independent Trustee(s)	Trustees who are not “Interested Persons” as defined under Section 2(a)(19) of the 1940 Act
SAI	The Trust’s Statement of Additional Information dated October 1, 2009
SEC	U.S. Securities and Exchange Commission
Shares	The shares of the Funds
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust

4

PROSHARES TRUST

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Trust was organized on May 29, 2002 and consists of multiple series, including the 77 Funds listed on the front cover of this SAI.

Other funds may be added in the future. Each of the Funds is registered as a non-diversified managed investment company.

The Funds are exchange-traded funds (“ETFs”), and the Shares are listed on Arca. The Shares trade on Arca at market prices that may differ to some degree from the Shares’ net asset values (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Ultra ProShares are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash or entirely in cash. Creation Units of the Short ProShares are purchased and redeemed in cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

Reference is made to the Prospectus for a discussion of the investment objectives and policies of each of the Funds. The discussion below supplements, and should be read in conjunction with, the applicable Prospectus. Portfolio management is provided to the Funds by ProShare Advisors, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental (including the benchmarks of the Funds) may be changed by the Trustees without the approval of shareholders.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Advisor, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Ultra ProShares and falling markets for the Short ProShares. The use of the term “adverse market conditions” is intended to convey falling markets for the Ultra ProShares and rising markets for the Short ProShares.

Arca Listing and Trading

There can be no assurance that the requirements of Arca necessary to maintain the listing of Shares of any Fund will continue to be met. Arca may remove a Fund from listing under certain circumstances.

As in the case of all equities traded on Arca, the brokers’ commission on transactions in the Funds will be based on negotiated commission rates at customary levels for retail customers.

In order to provide current Share pricing information, Arca disseminates an updated Indicative Optimized Portfolio Value (“IOPV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no warranty as to the accuracy of the IOPVs. IOPVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of Arca.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

General

A Fund may consider changing its benchmark or the index underlying its benchmark at any time, including if, for example, the current index becomes unavailable; the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or if the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current benchmark or underlying index. If believed appropriate, a Fund may specify a benchmark index for itself that is “leveraged” or proprietary. Of course, there can be no assurance that a Fund will achieve its objective.

5

Fundamental securities analysis is not used by ProShare Advisors in seeking to correlate a Fund’s investment returns with its benchmark. Rather, ProShare Advisors primarily uses a mathematical approach to determine the investments a Fund makes and techniques it employs. While ProShare Advisors attempts to minimize any “tracking error,” certain factors tend to cause a Fund’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

For purposes of this SAI, the word “invest” refers to a Fund’s directly investing and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct investments and indirect investments in securities and other instruments. For example, the Funds typically invest indirectly in securities or instruments by using financial instruments with economic exposure similar to those underlying securities or instruments.

Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

Certain Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to investments that, in combination, have economic characteristics similar to equity securities contained in the underlying index (for Ultra ProShares) and/or financial instruments with similar economic characteristics. For purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Additional information concerning the Funds and the securities and financial instruments in which they may invest and investment techniques in which they may engage is set forth below.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Foreign Securities

Certain of the Funds may invest in securities principally traded outside of the U.S. or in foreign issuers. Foreign securities may involve special risks due to foreign economic, political and legal developments, including unfavorable changes in currency exchange rates, exchange control regulation (including currency blockage), expropriation or nationalization of assets, confiscatory taxation, taxation of income earned in foreign nations, withholding of portions of interest and dividends in certain countries and the possible difficulty of obtaining and enforcing judgments against foreign entities. Default in foreign government securities, political or social instability or diplomatic developments could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may differ from those applicable to U.S. companies. The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in any one country or region could have an adverse impact on issuers of securities in a different country or region

In addition, the securities of some foreign governments, companies and securities markets are less liquid, and may be more volatile, than comparable domestic issuers. Some foreign investments may be subject to brokerage commissions and fees that are higher than those applicable to U.S. investments. A Fund also may be affected by different settlement practices or delayed settlements in some foreign markets. Furthermore, some foreign jurisdictions regulate and limit U.S. investments in the securities of certain issuers.

6

A Fund’s investments in foreign investments that are related to developing (or “emerging market”) countries may be particularly volatile due to the aforementioned factors.

Exposure to Securities or Issuers in Specific Foreign Countries or Regions

Some Funds focus their investments in particular geographical regions or countries. In addition to the risks of investing in foreign securities discussed above, the investments of such Funds may be exposed to special risks that are specific to the country or region in which the investments are focused. Furthermore, Funds with such a focus may be subject to additional risks associated with events in nearby countries or regions or those of a country’s principal trading partners. Additionally, some Funds have an investment focus in a country or region that is an emerging market and, therefore, are subject to heightened risks relative to Funds that focus their investments in more developed countries or regions.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the

7

futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently inversely to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Forward Contracts

A principal investment strategy of the Funds is to enter into Financial Instruments, which may include forward contracts, and for the Short ProShares, may be the primary or sole investment strategy of the Funds. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed-upon amount of commodities, securities or the cash value of the commodities, securities or the securities index, at an agreed-upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into a forward contract unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic money market positions.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

8

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500 Index, the New York Stock Exchange, Inc. (“NYSE”) Composite Index or the narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”) and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment advisor are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Advisor intends to comply with all limitations.

Options on Securities

The Funds may buy and write (sell) options on securities for the purpose of realizing their investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option

9

may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Swap Agreements

A principal investment strategy of the Funds is to enter into Financial Instruments, which may include swap agreements, and, for the Short ProShares, that may be the primary or sole investment strategy (along with selling securities short). The Funds may enter into equity, equity index or interest rate swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Funds’ illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

10

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV (the “NAV”) at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities within the meaning of the 1940 Act, and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales

The Funds may engage in short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Funds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are mark-to-market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

The Funds will not sell short the equity securities of issuers contained in the NASDAQ-100 Index.

Depositary Receipts

Some Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. Dollar -denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

11

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. Government Securities

The Funds also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment,

12

together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each of the Funds in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.

Money Market Instruments

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, a Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances or repurchase agreements secured by U.S. government securities.

Reverse Repurchase Agreements

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when the Advisor believes it will be to the Fund’s advantage to do so. The Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Borrowing

The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per Share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

Lending of Portfolio Securities

Subject to the Funds’ investment restrictions set forth below, a Fund may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend more than 33 1/3% of the value of the Fund’s total assets. Loans will be subject to termination by the lending Fund on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan.

13

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations. See “Investments in Other Investment Companies” in the Prospectus for more information.

Real Estate Investment Trusts

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Code and failing to maintain exempt status under the 1940 Act.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when ProShare Advisors considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment advisor. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to ProShare Advisors. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

14

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the SEC, the Portfolio Turnover Rate for each Fund is calculated without regard to instruments, including derivatives, having a maturity of less than one year. ETFs, such as the Funds, may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in creation units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that a Fund may or may not distribute to shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity. For those Funds that commenced operations prior to May 31, 2009, each such Fund’s turnover rate for the fiscal year ended May 31, 2009 is set forth in the Annual Report to Shareholders.

SPECIAL CONSIDERATIONS

As discussed above and in the Prospectus, the Funds present certain risks, some of which are further described below.

Tracking and Correlation

While the Funds do not expect that their daily returns will deviate significantly from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) less than all of the securities in the benchmark index being held by a Fund and securities not included in the benchmark index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Leverage

Each Fund intends to use, on a regular basis, leveraged investment techniques in pursuing its investment objectives. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Leverage creates the potential for greater gains to Fund shareholders during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAVs of these Funds’ Shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If these Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

Special Note Regarding the Correlation Risks of Leveraged Funds. As discussed in the Prospectus, some of the Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than, or less than, the index performance times the stated multiple in the Fund’s investment objective.

15

A leveraged fund’s return for periods longer than one day is primarily a function of the following:

a) index performance;

b) index volatility;

c) financing rates associated with leverage;

d) other Fund expenses;

e) dividends paid by companies in the index; and

f) period of time.

The fund performance for a leveraged Fund can be estimated given any set of assumptions for the factors described above. The tables on the next two pages illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of index performance and index volatility over a one -year period. Assumptions used in the tables include: (a) no dividends paid by the companies included in the index; (b) no fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

The first table below shows an example in which a leveraged Fund that has an investment objective to correspond to twice (200%) the daily performance of an index. The leveraged Fund could be expected to achieve a 20% return on a yearly basis if the index performance was 10%, absent any costs or the correlation risk or other factors described above and in the Prospectus under “Correlation and Compounding Risk.” However, as the table shows, with an index volatility of 20%, such a Fund would return 16.3%, again absent any costs or other factors described above and in the Prospectus under “Correlation and Compounding Risk.” In the charts below, areas shaded green represent those scenarios where a leveraged Fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely areas shaded red represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

16

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Twice (200%) the Daily Performance of an Index.

One Year Index Performance	200% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-120%	-84.0%	-84.0%	-84.2%	-84.4%	-84.6%	-85.0%	-85.4%	-85.8%	-86.4%	-86.9%	-87.5%	-88.2%	-88.8%
-55%	-110%	-79.8%	-79.8%	-80.0%	-80.2%	-80.5%	-81.0%	-81.5%	-82.1%	-82.7%	-83.5%	-84.2%	-85.0%	-85.9%
-50%	-100%	-75.0%	-75.1%	-75.2%	-75.6%	-76.0%	-76.5%	-77.2%	-77.9%	-78.7%	-79.6%	-80.5%	-81.5%	-82.6%
-45%	-90%	-69.8%	-69.8%	-70.1%	-70.4%	-70.9%	-71.6%	-72.4%	-73.2%	-74.2%	-75.3%	-76.4%	-77.6%	-78.9%
-40%	-80%	-64.0%	-64.1%	-64.4%	-64.8%	-65.4%	-66.2%	-67.1%	-68.2%	-69.3%	-70.6%	-72.0%	-73.4%	-74.9%
-35%	-70%	-57.8%	-57.9%	-58.2%	-58.7%	-59.4%	-60.3%	-61.4%	-62.6%	-64.0%	-65.5%	-67.1%	-68.8%	-70.5%
-30%	-60%	-51.0%	-51.1%	-51.5%	-52.1%	-52.9%	-54.0%	-55.2%	-56.6%	-58.2%	-60.0%	-61.8%	-63.8%	-65.8%
-25%	-50%	-43.8%	-43.9%	-44.3%	-45.0%	-46.0%	-47.2%	-48.6%	-50.2%	-52.1%	-54.1%	-56.2%	-58.4%	-60.8%
-20%	-40%	-36.0%	-36.2%	-36.6%	-37.4%	-38.5%	-39.9%	-41.5%	-43.4%	-45.5%	-47.7%	-50.2%	-52.7%	-55.3%
-15%	-30%	-27.8%	-27.9%	-28.5%	-29.4%	-30.6%	-32.1%	-34.0%	-36.1%	-38.4%	-41.0%	-43.7%	-46.6%	-49.6%
-10%	-20%	-19.0%	-19.2%	-19.8%	-20.8%	-22.2%	-23.9%	-26.0%	-28.3%	-31.0%	-33.8%	-36.9%	-40.1%	-43.5%
-5%	-10%	-9.8%	-10.0%	-10.6%	-11.8%	-13.3%	-15.2%	-17.5%	-20.2%	-23.1%	-26.3%	-29.7%	-33.3%	-37.0%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	10%	10.3%	10.0%	9.2%	7.8%	5.9%	3.6%	0.8%	-2.5%	-6.1%	-10.0%	-14.1%	-18.5%	-23.1%
10%	20%	21.0%	20.7%	19.8%	18.3%	16.3%	13.7%	10.6%	7.0%	3.1%	-1.2%	-5.8%	-10.6%	-15.6%
15%	30%	32.3%	31.9%	30.9%	29.3%	27.1%	24.2%	20.9%	17.0%	12.7%	8.0%	3.0%	-2.3%	-7.7%
20%	40%	44.0%	43.6%	42.6%	40.8%	38.4%	35.3%	31.6%	27.4%	22.7%	17.6%	12.1%	6.4%	0.5%
25%	50%	56.3%	55.9%	54.7%	52.8%	50.1%	46.8%	42.8%	38.2%	33.1%	27.6%	21.7%	15.5%	9.0%
30%	60%	69.0%	68.6%	67.3%	65.2%	62.4%	58.8%	54.5%	49.5%	44.0%	38.0%	31.6%	24.9%	17.9%

17

One Year Index Performance	200% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
35%	70%	82.3%	81.8%	80.4%	78.2%	75.1%	71.2%	66.6%	61.2%	55.3%	48.8%	41.9%	34.7%	27.2%
40%	80%	96.0%	95.5%	94.0%	91.6%	88.3%	84.1%	79.1%	73.4%	67.0%	60.1%	52.6%	44.8%	36.7%
45%	90%	110.3%	109.7%	108.2%	105.6%	102.0%	97.5%	92.2%	86.0%	79.2%	71.7%	63.7%	55.4%	46.7%
50%	100%	125.0%	124.4%	122.8%	120.0%	116.2%	111.4%	105.6%	99.1%	91.7%	83.8%	75.2%	66.3%	57.0%
55%	110%	140.3%	139.7%	137.9%	134.9%	130.8%	125.7%	119.6%	112.6%	104.7%	96.2%	87.1%	77.5%	67.6%
60%	120%	156.0%	155.4%	153.5%	150.3%	146.0%	140.5%	134.0%	126.5%	118.1%	109.1%	99.4%	89.2%	78.6%

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to the Inverse of the Daily Performance of an Index.

One Year Index Performance	Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	60%	150.0%	149.4%	147.5%	144.4%	140.2%	134.9%	128.5%	121.2%	113.0%	104.2%	94.7%	84.7%	74.4%
-55%	55%	122.2%	121.7%	120.0%	117.3%	113.5%	108.8%	103.1%	96.6%	89.4%	81.5%	73.1%	64.2%	55.0%
-50%	50%	100.0%	99.5%	98.0%	95.6%	92.2%	87.9%	82.8%	76.9%	70.4%	63.3%	55.8%	47.8%	39.5%
-45%	45%	81.8%	81.4%	80.0%	77.8%	74.7%	70.8%	66.2%	60.9%	54.9%	48.5%	41.6%	34.4%	26.9%
-40%	40%	66.7%	66.3%	65.0%	63.0%	60.1%	56.6%	52.3%	47.5%	42.0%	36.1%	29.8%	23.2%	16.3%
-35%	35%	53.8%	53.5%	52.3%	50.4%	47.8%	44.5%	40.6%	36.1%	31.1%	25.6%	19.8%	13.7%	7.3%
-30%	30%	42.9%	42.5%	41.4%	39.7%	37.3%	34.2%	30.6%	26.4%	21.7%	16.7%	11.3%	5.6%	-0.3%
-25%	25%	33.3%	33.0%	32.0%	30.4%	28.1%	25.3%	21.9%	18.0%	13.6%	8.9%	3.8%	-1.5%	-7.0%
-20%	20%	25.0%	24.7%	23.8%	22.2%	20.1%	17.4%	14.2%	10.6%	6.5%	2.1%	-2.6%	-7.6%	-12.8%
-15%	15%	17.6%	17.4%	16.5%	15.0%	13.0%	10.5%	7.5%	4.1%	0.3%	-3.9%	-8.4%	-13.1%	-17.9%
-10%	10%	11.1%	10.8%	10.0%	8.6%	6.8%	4.4%	1.5%	-1.7%	-5.3%	-9.3%	-13.5%	-17.9%	-22.5%

18

One Year Index Performance	Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-5%	5%	5.3%	5.0%	4.2%	2.9%	1.1%	-1.1%	-3.8%	-6.9%	-10.3%	-14.0%	-18.0%	-22.2%	-26.6%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	-5%	-4.8%	-5.0%	-5.7%	-6.9%	-8.5%	-10.5%	-13.0%	-15.7%	-18.8%	-22.2%	-25.8%	-29.6%	-33.6%
10%	-10%	-9.1%	-9.3%	-10.0%	-11.1%	-12.7%	-14.6%	-16.9%	-19.6%	-22.5%	-25.8%	-29.2%	-32.8%	-36.6%
15%	-15%	-13.0%	-13.3%	-13.9%	-15.0%	-16.5%	-18.3%	-20.5%	-23.1%	-25.9%	-29.0%	-32.3%	-35.7%	-39.3%
20%	-20%	-16.7%	-16.9%	-17.5%	-18.5%	-19.9%	-21.7%	-23.8%	-26.3%	-29.0%	-31.9%	-35.1%	-38.4%	-41.9%
25%	-25%	-20.0%	-20.2%	-20.8%	-21.8%	-23.1%	-24.8%	-26.9%	-29.2%	-31.8%	-34.7%	-37.7%	-40.9%	-44.2%
30%	-30%	-23.1%	-23.3%	-23.8%	-24.8%	-26.1%	-27.7%	-29.7%	-31.9%	-34.5%	-37.2%	-40.1%	-43.2%	-46.3%
35%	-35%	-25.9%	-26.1%	-26.7%	-27.6%	-28.8%	-30.4%	-32.3%	-34.5%	-36.9%	-39.5%	-42.3%	-45.3%	-48.3%
40%	-40%	-28.6%	-28.7%	-29.3%	-30.2%	-31.4%	-32.9%	-34.7%	-36.8%	-39.1%	-41.7%	-44.4%	-47.2%	-50.2%
45%	-45%	-31.0%	-31.2%	-31.7%	-32.6%	-33.7%	-35.2%	-37.0%	-39.0%	-41.2%	-43.7%	-46.3%	-49.0%	-51.9%
50%	-50%	-33.3%	-33.5%	-34.0%	-34.8%	-35.9%	-37.4%	-39.1%	-41.0%	-43.2%	-45.6%	-48.1%	-50.7%	-53.5%
55%	-55%	-35.5%	-35.6%	-36.1%	-36.9%	-38.0%	-39.4%	-41.0%	-42.9%	-45.0%	-47.3%	-49.8%	-52.3%	-55.0%
60%	-60%	-37.5%	-37.7%	-38.1%	-38.9%	-40.0%	-41.3%	-42.9%	-44.7%	-46.7%	-49.0%	-51.3%	-53.8%	-56.4%

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Twice (200%) the Inverse of the Daily Performance of an Index.

One Year Index Performance	200% Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	120%	525.0%	520.3%	506.5%	484.2%	454.3%	418.1%	377.1%	332.8%	286.7%	240.4%	195.2%	152.2%	112.2%
-55%	110%	393.8%	390.1%	379.2%	361.6%	338.0%	309.4%	277.0%	242.0%	205.6%	169.0%	133.3%	99.3%	67.7%
-50%	100%	300.0%	297.0%	288.2%	273.9%	254.8%	231.6%	205.4%	177.0%	147.5%	117.9%	88.9%	61.4%	35.8%
-45%	90%	230.6%	228.1%	220.8%	209.0%	193.2%	174.1%	152.4%	128.9%	104.6%	80.1%	56.2%	33.4%	12.3%
-40%	80%	177.8%	175.7%	169.6%	159.6%	146.4%	130.3%	112.0%	92.4%	71.9%	51.3%	31.2%	12.1%	-5.7%
-35%	70%	136.7%	134.9%	129.7%	121.2%	109.9%	96.2%	80.7%	63.9%	46.5%	28.9%	11.8%	-4.5%	-19.6%
-30%	60%	104.1%	102.6%	98.1%	90.8%	81.0%	69.2%	55.8%	41.3%	26.3%	11.2%	-3.6%	-17.6%	-30.7%

19

One Year Index Performance	200% Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-25%	50%	77.8%	76.4%	72.5%	66.2%	57.7%	47.4%	35.7%	23.1%	10.0%	-3.2%	-16.0%	-28.3%	-39.6%
-20%	40%	56.3%	55.1%	51.6%	46.1%	38.6%	29.5%	19.3%	8.2%	-3.3%	-14.9%	-26.2%	-36.9%	-46.9%
-15%	30%	38.4%	37.4%	34.3%	29.4%	22.8%	14.7%	5.7%	-4.2%	-14.4%	-24.6%	-34.6%	-44.1%	-53.0%
-10%	20%	23.5%	22.5%	19.8%	15.4%	9.5%	2.3%	-5.8%	-14.5%	-23.6%	-32.8%	-41.7%	-50.2%	-58.1%
-5%	10%	10.8%	10.0%	7.5%	3.6%	-1.7%	-8.1%	-15.4%	-23.3%	-31.4%	-39.6%	-47.7%	-55.3%	-62.4%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	-10%	-9.3%	-10.0%	-12.0%	-15.2%	-19.6%	-24.8%	-30.8%	-37.2%	-43.9%	-50.6%	-57.2%	-63.4%	-69.2%
10%	-20%	-17.4%	-18.0%	-19.8%	-22.7%	-26.7%	-31.5%	-36.9%	-42.8%	-48.9%	-55.0%	-61.0%	-66.7%	-71.9%
15%	-30%	-24.4%	-25.0%	-26.6%	-29.3%	-32.9%	-37.3%	-42.3%	-47.6%	-53.2%	-58.8%	-64.3%	-69.5%	-74.3%
20%	-40%	-30.6%	-31.1%	-32.6%	-35.1%	-38.4%	-42.4%	-47.0%	-51.9%	-57.0%	-62.2%	-67.2%	-72.0%	-76.4%
25%	-50%	-36.0%	-36.5%	-37.9%	-40.2%	-43.2%	-46.9%	-51.1%	-55.7%	-60.4%	-65.1%	-69.8%	-74.2%	-78.3%
30%	-60%	-40.8%	-41.3%	-42.6%	-44.7%	-47.5%	-50.9%	-54.8%	-59.0%	-63.4%	-67.8%	-72.0%	-76.1%	-79.9%
35%	-70%	-45.1%	-45.5%	-46.8%	-48.7%	-51.3%	-54.5%	-58.1%	-62.0%	-66.0%	-70.1%	-74.1%	-77.9%	-81.4%
40%	-80%	-49.0%	-49.4%	-50.5%	-52.3%	-54.7%	-57.7%	-61.1%	-64.7%	-68.4%	-72.2%	-75.9%	-79.4%	-82.7%
45%	-90%	-52.4%	-52.8%	-53.8%	-55.5%	-57.8%	-60.6%	-63.7%	-67.1%	-70.6%	-74.1%	-77.5%	-80.8%	-83.8%
50%	-100%	-55.6%	-55.9%	-56.9%	-58.5%	-60.6%	-63.2%	-66.1%	-69.2%	-72.5%	-75.8%	-79.0%	-82.1%	-84.9%
55%	-110%	-58.4%	-58.7%	-59.6%	-61.1%	-63.1%	-65.5%	-68.2%	-71.2%	-74.2%	-77.3%	-80.3%	-83.2%	-85.9%
60%	-120%	-60.9%	-61.2%	-62.1%	-63.5%	-65.4%	-67.6%	-70.2%	-73.0%	-75.8%	-78.7%	-81.5%	-84.2%	-86.7%
The tables below show performance examples of an UltraPro and UltraPro Short Fund (which have investment objectives to correspond to three times (300%) and three times the inverse of (-300%), respectively, the daily performance of the S&P 500 Index. In the charts below, areas shaded green represent those scenarios where a Fund will outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely areas shaded red represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Three Times (300%) the Daily Performance of an Index.

One Year Index Performance	300% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-180%	-93.6%	-93.6%	-93.8%	-94.0%	-94.3%	-94.7%	-95.1%	-95.6%	-96.0%	-96.5%	-97.0%	-97.4%	-97.8%
-55%	-165%	-90.9%	-91.0%	-91.2%	-91.5%	-91.9%	-92.4%	-93.0%	-93.7%	-94.4%	-95.0%	-95.7%	-96.3%	-96.9%
-50%	-150%	-87.5%	-87.6%	-87.9%	-88.3%	-88.9%	-89.6%	-90.5%	-91.3%	-92.3%	-93.2%	-94.1%	-95.0%	-95.8%
-45%	-135%	-83.4%	-83.5%	-83.9%	-84.4%	-85.2%	-86.2%	-87.3%	-88.5%	-89.7%	-90.9%	-92.1%	-93.3%	-94.3%
-40%	-120%	-78.4%	-78.6%	-79.0%	-79.8%	-80.8%	-82.1%	-83.5%	-85.0%	-86.6%	-88.2%	-89.8%	-91.3%	-92.7%
-35%	-105%	-72.5%	-72.7%	-73.3%	-74.3%	-75.6%	-77.2%	-79.0%	-81.0%	-83.0%	-85.0%	-87.0%	-88.9%	-90.7%

20

One Year Index Performance	300% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-30%	-90%	-65.7%	-66.0%	-66.7%	-67.9%	-69.6%	-71.6%	-73.8%	-76.2%	-78.8%	-81.3%	-83.8%	-86.2%	-88.4%
-25%	-75%	-57.8%	-58.1%	-59.1%	-60.6%	-62.6%	-65.0%	-67.8%	-70.8%	-73.9%	-77.0%	-80.1%	-83.0%	-85.7%
-20%	-60%	-48.8%	-49.2%	-50.3%	-52.1%	-54.6%	-57.6%	-60.9%	-64.5%	-68.3%	-72.1%	-75.8%	-79.3%	-82.6%
-15%	-45%	-38.6%	-39.0%	-40.4%	-42.6%	-45.5%	-49.1%	-53.1%	-57.5%	-62.0%	-66.5%	-71.0%	-75.2%	-79.1%
-10%	-30%	-27.1%	-27.6%	-29.3%	-31.9%	-35.3%	-39.6%	-44.3%	-49.5%	-54.9%	-60.3%	-65.6%	-70.6%	-75.2%
-5%	-15%	-14.3%	-14.9%	-16.8%	-19.9%	-24.0%	-28.9%	-34.5%	-40.6%	-46.9%	-53.3%	-59.5%	-65.4%	-70.9%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	15%	15.8%	14.9%	12.3%	8.2%	2.7%	-4.0%	-11.6%	-19.8%	-28.4%	-36.9%	-45.3%	-53.3%	-60.7%
10%	30%	33.1%	32.1%	29.2%	24.4%	18.0%	10.3%	1.6%	-7.8%	-17.6%	-27.5%	-37.1%	-46.3%	-54.8%
15%	45%	52.1%	51.0%	47.6%	42.2%	34.9%	26.1%	16.1%	5.3%	-5.9%	-17.2%	-28.2%	-38.6%	-48.4%
20%	60%	72.8%	71.5%	67.7%	61.5%	53.3%	43.3%	31.9%	19.7%	6.9%	-5.9%	-18.4%	-30.3%	-41.3%
25%	75%	95.3%	93.9%	89.5%	82.6%	73.2%	61.9%	49.1%	35.2%	20.9%	6.4%	-7.7%	-21.2%	-33.7%
30%	90%	119.7%	118.1%	113.2%	105.4%	94.9%	82.1%	67.7%	52.1%	35.9%	19.7%	3.8%	-11.3%	-25.4%
35%	105%	146.0%	144.2%	138.8%	130.0%	118.2%	104.0%	87.8%	70.4%	52.2%	34.0%	16.2%	-0.7%	-16.4%
40%	120%	174.4%	172.3%	166.3%	156.5%	143.4%	127.5%	109.5%	90.0%	69.8%	49.5%	29.6%	10.7%	-6.8%
45%	135%	204.9%	202.6%	195.9%	185.0%	170.4%	152.7%	132.7%	111.1%	88.6%	66.1%	44.0%	23.0%	3.5%
50%	150%	237.5%	235.0%	227.5%	215.5%	199.3%	179.8%	157.6%	133.7%	108.8%	83.8%	59.4%	36.2%	14.6%
55%	165%	272.4%	269.6%	261.4%	248.1%	230.3%	208.7%	184.3%	157.9%	130.4%	102.8%	75.9%	50.3%	26.5%
60%	180%	309.6%	306.5%	297.5%	282.9%	263.3%	239.6%	212.7%	183.6%	153.5%	123.1%	93.5%	65.3%	39.1%

21

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Three Times (300%) the Inverse of the Daily Performance of an Index.

One Year Index Performance	Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	180%	1462.5%	1439.2%	1371.5%	1265.2%	1129.1%	973.9%	810.5%	649.2%	498.3%	363.6%	248.6%	154.4%	80.2%
-55%	165%	997.4%	981.1%	933.5%	858.8%	763.2%	654.2%	539.5%	426.2%	320.2%	225.6%	144.9%	78.7%	26.6%
-50%	150%	700.0%	688.1%	653.4%	599.0%	529.3%	449.8%	366.2%	283.6%	206.3%	137.4%	78.5%	30.3%	-7.7%
-45%	135%	501.1%	492.1%	466.0%	425.1%	372.8%	313.1%	250.3%	188.2%	130.1%	78.3%	34.1%	-2.1%	-30.7%
-40%	120%	363.0%	356.1%	336.0%	304.5%	264.2%	218.2%	169.8%	122.0%	77.3%	37.4%	3.3%	-24.6%	-46.6%
-35%	105%	264.1%	258.7%	242.9%	218.1%	186.4%	150.3%	112.2%	74.6%	39.4%	8.0%	-18.8%	-40.7%	-58.0%
-30%	90%	191.5%	187.2%	174.6%	154.7%	129.3%	100.4%	69.9%	39.8%	11.6%	-13.5%	-34.9%	-52.5%	-66.4%
-25%	75%	137.0%	133.5%	123.2%	107.1%	86.5%	62.9%	38.1%	13.7%	-9.2%	-29.7%	-47.1%	-61.4%	-72.7%
-20%	60%	95.3%	92.4%	83.9%	70.6%	53.6%	34.2%	13.8%	-6.3%	-25.2%	-42.0%	-56.4%	-68.2%	-77.5%
-15%	45%	62.8%	60.4%	53.4%	42.3%	28.1%	11.9%	-5.1%	-21.9%	-37.7%	-51.7%	-63.7%	-73.5%	-81.2%
-10%	30%	37.2%	35.1%	29.2%	19.9%	7.9%	-5.7%	-20.1%	-34.2%	-47.5%	-59.3%	-69.4%	-77.7%	-84.2%
-5%	15%	16.6%	14.9%	9.8%	1.9%	-8.3%	-19.8%	-32.0%	-44.1%	-55.3%	-65.4%	-74.0%	-81.0%	-86.5%
0%	0%	0.0%	-1.5%	-5.8%	-12.6%	-21.3%	-31.3%	-41.7%	-52.0%	-61.7%	-70.3%	-77.7%	-83.7%	-88.5%
5%	-15%	-13.6%	-14.9%	-18.6%	-24.5%	-32.0%	-40.6%	-49.7%	-58.6%	-66.9%	-74.4%	-80.7%	-85.9%	-90.0%
10%	-30%	-24.9%	-26.0%	-29.2%	-34.4%	-40.9%	-48.4%	-56.2%	-64.0%	-71.2%	-77.7%	-83.2%	-87.8%	-91.3%
15%	-45%	-34.2%	-35.2%	-38.1%	-42.6%	-48.3%	-54.8%	-61.7%	-68.5%	-74.8%	-80.5%	-85.3%	-89.3%	-92.4%
20%	-60%	-42.1%	-43.0%	-45.5%	-49.4%	-54.5%	-60.2%	-66.3%	-72.3%	-77.8%	-82.8%	-87.1%	-90.6%	-93.3%
25%	-75%	-48.8%	-49.6%	-51.8%	-55.3%	-59.7%	-64.8%	-70.2%	-75.4%	-80.4%	-84.8%	-88.6%	-91.7%	-94.1%
30%	-90%	-54.5%	-55.2%	-57.1%	-60.2%	-64.2%	-68.7%	-73.5%	-78.2%	-82.6%	-86.5%	-89.8%	-92.6%	-94.8%
35%	-105%	-59.4%	-60.0%	-61.7%	-64.5%	-68.0%	-72.1%	-76.3%	-80.5%	-84.4%	-87.9%	-90.9%	-93.4%	-95.3%
40%	-120%	-63.6%	-64.1%	-65.7%	-68.2%	-71.3%	-75.0%	-78.8%	-82.5%	-86.0%	-89.2%	-91.9%	-94.1%	-95.8%
45%	-135%	-67.2%	-67.7%	-69.1%	-71.3%	-74.2%	-77.5%	-80.9%	-84.3%	-87.4%	-90.3%	-92.7%	-94.7%	-96.2%
50%	-150%	-70.4%	-70.8%	-72.1%	-74.1%	-76.7%	-79.6%	-82.7%	-85.8%	-88.7%	-91.2%	-93.4%	-95.2%	-96.6%
55%	-165%	-73.1%	-73.5%	-74.7%	-76.5%	-78.9%	-81.5%	-84.4%	-87.1%	-89.7%	-92.0%	-94.0%	-95.6%	-96.9%
60%	-180%	-75.6%	-75.9%	-77.0%	-78.7%	-80.8%	-83.2%	-85.8%	-88.3%	-90.7%	-92.8%	-94.6%	-96.0%	-97.2%

22

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged Fund. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of factors discussed above or under “Correlation Risk and Compounding” in the Prospectus.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this SAI or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A Fund may not:

1.	Make investments for the purpose of exercising control or management.

2.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

3.	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.

4.	Issue senior securities to the extent such issuance would violate applicable law.

5.	Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

6.	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

7.	Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time.

No Fund will concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that a Fund will concentrate to approximately the same extent that its underlying Index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of

23

the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board of Trustees, ProShare Advisors is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. ProShare Advisors expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or OTC securities and securities listed on an exchange) and agency NASDAQ or OTC transactions executed with an electronic communications network or an alternative trading system.

ProShare Advisors may serve as an investment manager to and may place portfolio transactions on behalf of a number of clients, including other investment companies. It is the practice of ProShare Advisors to cause purchase and sale transactions to be allocated among the Funds and others whose assets ProShare Advisors manages in such manner as ProShare Advisors deems equitable. The main factors considered by ProShare Advisors in making such allocations among the Funds and other client accounts of ProShare Advisors are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for a Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and ProShare Advisors from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ProShare Advisors relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as, in most cases, an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund’s policies, ProShare Advisors effects transactions with those brokers and dealers who ProShare Advisors believes provide the most favorable prices and are capable of providing efficient executions. If ProShare Advisors believes such prices and executions are obtainable from more than one broker or dealer, ProShare Advisors may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or ProShare Advisors. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of ProShare Advisors, for the additional services.

The information and services received by ProShare Advisors from brokers and dealers may be of benefit to ProShare Advisors in the management of accounts of some of ProShare Advisors’ other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by ProShare Advisors and thereby reduce ProShare Advisors’ expenses, this information and these services are of indeterminable value and the management fee paid to ProShare Advisors is not reduced by any amount that may be attributable to the value of such information and services.

ProShare Advisors does not consider sales of Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

24

The table below sets forth the brokerage commissions paid by each Fund for the period noted for each Fund that was operational during that period:

Fund	Commissions Paid During Fiscal Period Ended May 31, 2007	Commissions Paid During Fiscal Year Ended May 31, 2008	Commissions Paid During Fiscal Year Ended May 31, 2009			Aggregate Total
ProShares Ultra QQQ	$70,520	$241,495	$	[	]	$	[	]
ProShares Ultra Dow30	$27,058	$57,736	$	[	]	$	[	]
ProShares Ultra S&P500	$32,851	$123,303	$	[	]	$	[	]
ProShares Ultra MidCap400	$9,388	$20,179	$	[	]	$	[	]
ProShares Ultra SmallCap600	$2,330	$2,309	$	[	]	$	[	]
ProShares Ultra Russell2000	$6,468	$28,050	$	[	]	$	[	]
ProShares Ultra Russell1000 Value	$1,248	$892	$	[	]	$	[	]
ProShares Ultra Russell1000 Growth	$1,234	$4,351	$	[	]	$	[	]
ProShares Ultra Russell MidCap Value	$1,242	$1,561	$	[	]	$	[	]
ProShares Ultra Russell MidCap Growth	$1,233	$4,705	$	[	]	$	[	]
ProShares Ultra Russell2000 Value	$1,267	$1,599	$	[	]	$	[	]
ProShares Ultra Russell2000 Growth	$1,259	$1,740	$	[	]	$	[	]
ProShares Ultra Basic Materials	$1,374	$5,021	$	[	]	$	[	]
ProShares Ultra Consumer Goods	$1,166	$766	$	[	]	$	[	]
ProShares Ultra Consumer Services	$1,728	$176	$	[	]	$	[	]
ProShares Ultra Financials	$2,362	$108,268	$	[	]	$	[	]
ProShares Ultra Health Care	$1,187	$1,761	$	[	]	$	[	]
ProShares Ultra Industrials	$1,341	$1,082	$	[	]	$	[	]
ProShares Ultra Oil & Gas	$3,121	$21,928	$	[	]	$	[	]
ProShares Ultra Real Estate	$4,284	$5,084	$	[	]	$	[	]
ProShares Ultra Semiconductors	$1,220	$7,878	$	[	]	$	[	]
ProShares Ultra Technology	$1,835	$10,797	$	[	]	$	[	]
ProShares Ultra Telecommunications	$0	$1,162	$	[	]	$	[	]
ProShares Ultra Utilities	$1,286	$1,049	$	[	]	$	[	]
ProShares Short QQQ	$10,386	$18,720	$	[	]	$	[	]
ProShares Short Dow 30	$3,002	$11,063	$	[	]	$	[	]
ProShares Short S&P 500	$5,744	$24,686	$	[	]	$	[	]
ProShares Short MidCap400	$4,806	$5,661	$	[	]	$	[	]
ProShares Short SmallCap600	$0	$0	$	[	]	$	[	]
ProShares Short Russell2000	$380	$4,576	$	[	]	$	[	]
ProShares UltraShort QQQ	$120,688	$459,072	$	[	]	$	[	]
ProShares UltraShort Dow 30	$10,394	$90,612	$	[	]	$	[	]
ProShares UltraShort S&P 500	$24,996	$389,920	$	[	]	$	[	]
ProShares UltraShort MidCap400	$8,124	$35,225	$	[	]	$	[	]
ProShares UltraShort SmallCap600	$0	$0	$	[	]	$	[	]
ProShares UltraShort Russell2000	$2,712	$91,304	$	[	]	$	[	]
ProShares UltraShort Russell1000 Value	$0	$0	$	[	]	$	[	]
ProShares UltraShort Russell1000 Growth	$0	$0	$	[	]	$	[	]
ProShares UltraShort Russell MidCap Value	$0	$0	$	[	]	$	[	]
ProShares UltraShort Russell MidCap Growth	$0	$0	$	[	]	$	[	]
ProShares UltraShort Russell2000 Value	$0	$0	$	[	]	$	[	]
ProShares UltraShort Russell2000 Growth	$0	$0	$	[	]	$	[	]

25

ProShares UltraShort Basic Materials	$0	$0	$	[	]	$	[	]
ProShares UltraShort Consumer Goods	$0	$0	$	[	]	$	[	]
ProShares UltraShort Consumer Services	$0	$0	$	[	]	$	[	]
ProShares UltraShort Financials	$0	$0	$	[	]	$	[	]
ProShares UltraShort Health Care	$0	$0	$	[	]	$	[	]
ProShares UltraShort Industrials	$0	$0	$	[	]	$	[	]
ProShares UltraShort Oil & Gas	$0	$0	$	[	]	$	[	]
ProShares UltraShort Real Estate	$0	$0	$	[	]	$	[	]
ProShares UltraShort Semiconductors	$0	$0	$	[	]	$	[	]
ProShares UltraShort Technology	$0	$0	$	[	]	$	[	]
ProShares UltraShort Telecommunications	$0	$0	$	[	]	$	[	]
ProShares UltraShort Utilities	$0	$0	$	[	]	$	[	]
ProShares Short MSCI EAFE	$0	$0	$	[	]	$	[	]
ProShares Short MSCI Emerging Markets	$0	$0	$	[	]	$	[	]
ProShares UltraShort MSCI EAFE	$0	$0	$	[	]	$	[	]
ProShares UltraShort MSCI Emerging Markets	$0	$0	$	[	]	$	[	]
ProShares UltraShort FTSE/Xinhua China 25	$0	$0	$	[	]	$	[	]
ProShares UltraShort MSCI Japan	$0	$0	$	[	]	$	[	]
ProShares UltraShort 7-10 Year Treasury	$0	$162	$	[	]	$	[	]
ProShares UltraShort 20+ Year Treasury	$0	$602	$	[	]	$	[	]
ProShares Short Financials	$0	$0	$	[	]	$	[	]
ProShares Short Oil & Gas	$0	$0	$	[	]	$	[	]

Securities of “Regular Broker-Dealer.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares.

Holdings in Shares of Regular Broker-Dealers as of May 31, 2009.

Broker Dealer	Dollar Amount of Holdings
[ ]	[ ]

MANAGEMENT OF PROSHARES TRUST

Trustees and Officers

The Trust’s officers (“Officers”), under the supervision of the Board of Trustees, manage the day-to-day operations of the Trust. One Trustee and all of the Officers of the Trust are directors, officers or employees of ProShare Advisors or J.P. Morgan Investor Services Co., except for Charles S. Todd, the Trust’s treasurer, who is an employee of Foreside Management Services, LLC. The other Trustees are Independent Trustees. The Trustees and some Officers are also directors and officers of some or all of the other funds in the Fund Complex. The Fund Complex includes all funds advised by ProShare Advisors and any funds that have an investment advisor that is an affiliated person of ProShare Advisors.

The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The Officers, their age, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o ProShares Trust, 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814.

Name, Address, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Russell S. Reynolds, III Age: 51	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004)	ProShares (76) ProFunds (113) Access One Trust (2)	Directorship Search Group, Inc.

26

Michael C. Wachs Age: 47	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (76) ProFunds (113) Access One Trust (2)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir** Age: 50	Indefinite; April 1997 to present	Chief Executive Officer of the Advisor (November 2005 to present); ProFund Advisors LLC (May 1997 to present); and ProShare Capital Management LLC (___, 2007 to present).	ProShares (76) ProFunds (113) Access One Trust (2)	None

*	The “Fund Complex” consists of all funds advised by ProFund Advisors LLC and ProShare Advisors LLC.

**	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in the Advisor.

Executive Officers

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Louis M. Mayberg Age: 45	President	Indefinite; November 14, 2005 to present	President of the Advisor; (November 2005 to present); ProFund Advisors (May 1997 to present); and ProShare Capital Management LLC (____, 2008 to present).

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 38	Treasurer	Indefinite; December 2008 to present	Director, Foreside Management Services, LLC (December 2008 to present). Vice President/Assistant Vice President within the Fund Administration Department of J.P.Morgan Investor Services Co. (June 2000-December 2008).

Victor M. Frye, Esq. Age: 49	Chief Compliance Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of the Advisor (November 2005 to present) and ProFund Advisors (October 2002 to present); Calvert Group, Ltd.: Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002).

Amy R. Doberman Age: 47	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director Morgan Stanley Investment Management (July 2004 to April 2009).

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2008.

Name of Trustee	Dollar Range of Equity Securities in the Trust			Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees

Russell S. Reynolds, III, Trustee	[$	0	]	[$	0	]
Michael C. Wachs, Trustee	[$	0	]	[$	0	]

Interested Trustee
Michael L. Sapir, Trustee and Chairman	[$	0	]	[$	10,001 - $50,000	]

27

Committees

The Board of Trustees has an Audit Committee. The Audit Committee is composed entirely of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Wachs and Reynolds. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee has met twice, and the Board of Trustees has met five times.

Compensation of Trustees and Officers

Each Independent Trustee is paid a $133,500 annual retainer for service as Trustee on the Board of Trustees and for service as Trustee for other funds in the Fund Complex, $6,375 for attendance at each quarterly in-person meeting of the Board of Trustees, $3,000 for attendance at each special meeting of the Board of Trustees, and $3,000 for attendance at telephonic meetings. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Officers, other than the Chief Compliance Officer, receive no compensation directly from the Trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of each Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation paid to the Trustees for the fiscal year ended May 31, 2009.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$106,789.71	$0	$0	$150,750.00
Michael C. Wachs, Trustee	$106,789.71	$0	$0	$150,750.00

Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

Control Persons and Principal Holders of Securities

As of September __, 2009, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

Although the Trust does not have information concerning the beneficial ownership of Shares held in the names of Depository Trust Company (“DTC”) participants, as of September __, 2009, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of a Fund that was operational as of that date is set forth in the table below:

Fund Name	Percentage of Ownership

*	A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a Fund may be deemed a “control person” (as defined in the 1940 Act) and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that Fund.

28

INVESTMENT ADVISOR

Portfolio Management

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2009.

Name of Portfolio Manager	Dollar Range of Funds Currently Owned
Todd Johnson	None
Howard Rubin	None
Michael Neches	[None]
Robert Parker	$10,001 - $50,000

Portfolio Managers’ Compensation

ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2009.

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/ Total Assets
Todd Johnson	176/$24.05 billion	0/$0	18/$1.34 billion
Howard Rubin	62/$18.07 billion	0/$0	18/$1.34 billion
Michael Neches	[ ] billion	[0/$0]	[ ]
Robert Parker	62/$18.07 billion	0/$0	18/$1.34 billion

In the course of providing advisory services, the Advisor may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. The Advisor also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors LLC, an affiliate of the Advisor.

The Advisor, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Advisor’s clients, such as the Funds. Thus the Advisor may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Advisor may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Advisor, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Advisor may buy or sell securities or other instruments that the Advisor has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Advisor’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Advisor has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

29

Any Access Person of the Advisor may make security purchases subject to the terms of the ProShare Advisors Code of Ethics which is consistent with the requirements of Rule 17j-1 under the 1940 Act.

The Advisor and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Advisor and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Advisor. Accordingly, should the Advisor or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Advisor and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Investment Advisory Agreement

Under an investment advisory agreement between ProShare Advisors and the Trust, on behalf of each Fund (“Agreement” or “Advisory Agreement”), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the Officers of the Funds. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000 – East Tower, Bethesda, Maryland 20814. ProShare Advisors bears all costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% September 30, 2010 (the “Expense Limitation Period”). After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the end of the applicable Expense Limitation Period to the extent that recoupment will not cause a Fund’s expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the Trust will be (or is) available in the Trust’s Annual and/or Semi-Annual Report to Shareholders. The Investment Advisory fees paid as well as any amounts reimbursed pursuant to the Expense Limitation Agreement for the fiscal period ended May 31, 2007 and the fiscal years ended May 31, 2008 and May 31, 2009 for each Fund that was operational as of each date are set forth below.

Fund	Investment Advisory Fees during the Fiscal Year Ended May 31, 2009			Advisory Reimbursement during the Fiscal Year Ended May 31, 2009
ProShares Ultra QQQ	$	[	]	$	[	]
ProShares Ultra Dow30	$	[	]	$	[	]
ProShares Ultra S&P500	$	[	]	$	[	]
ProShares Ultra MidCap400	$	[	]	$	[	]
ProShares Ultra SmallCap600	$	[	]	$	[	]
ProShares Ultra Russell2000	$	[	]	$	[	]
ProShares Ultra Russell1000 Value	$	[	]	$	[	]
ProShares Ultra Russell1000 Growth	$	[	]	$	[	]
ProShares Ultra Russell MidCap Value	$	[	]	$	[	]
ProShares Ultra Russell MidCap Growth	$	[	]	$	[	]
ProShares Ultra Russell2000 Value	$	[	]	$	[	]
ProShares Ultra Russell2000 Growth	$	[	]	$	[	]
ProShares Ultra Basic Materials	$	[	]	$	[	]
ProShares Ultra Consumer Goods	$	[	]	$	[	]
ProShares Ultra Consumer Services	$	[	]	$	[	]
ProShares Ultra Financials	$	[	]	$	[	]
ProShares Ultra Health Care	$	[	]	$	[	]
ProShares Ultra Industrials	$	[	]	$	[	]
ProShares Ultra Oil & Gas	$	[	]	$	[	]
ProShares Ultra Real Estate	$	[	]	$	[	]
ProShares Ultra Semiconductors	$	[	]	$	[	]
ProShares Ultra Technology	$	[	]	$	[	]
ProShares Ultra Telecommunications	$	[	]	$	[	]
ProShares Ultra Utilities	$	[	]	$	[	]
ProShares Short QQQ	$	[	]	$	[	]
ProShares Short Dow 30	$	[	]	$	[	]
ProShares Short S&P 500	$	[	]	$	[	]
ProShares Short MidCap400	$	[	]	$	[	]
ProShares Short SmallCap600	$	[	]	$	[	]

30

Fund	Investment Advisory Fees during the Fiscal Year Ended May 31, 2009			Advisory Reimbursement during the Fiscal Year Ended May 31, 2009
ProShares Short Russell2000	$	[	]	$	[	]
ProShares UltraShort QQQ	$	[	]	$	[	]
ProShares UltraShort Dow 30	$	[	]	$	[	]
ProShares UltraShort S&P 500	$	[	]	$	[	]
ProShares UltraShort MidCap400	$	[	]	$	[	]
ProShares UltraShort SmallCap600	$	[	]	$	[	]
ProShares UltraShort Russell2000	$	[	]	$	[	]
ProShares UltraShort Russell1000 Value	$	[	]	$	[	]
ProShares UltraShort Russell1000 Growth	$	[	]	$	[	]
ProShares UltraShort Russell MidCap Value	$	[	]	$	[	]
ProShares UltraShort Russell MidCap Growth	$	[	]	$	[	]
ProShares UltraShort Russell2000 Value	$	[	]	$	[	]
ProShares UltraShort Russell2000 Growth	$	[	]	$	[	]
ProShares UltraShort Basic Materials	$	[	]	$	[	]
ProShares UltraShort Consumer Goods	$	[	]	$	[	]
ProShares UltraShort Consumer Services	$	[	]	$	[	]
ProShares UltraShort Financials	$	[	]	$	[	]
ProShares UltraShort Health Care	$	[	]	$	[	]
ProShares UltraShort Industrials	$	[	]	$	[	]
ProShares UltraShort Oil & Gas	$	[	]	$	[	]
ProShares UltraShort Real Estate	$	[	]	$	[	]
ProShares UltraShort Semiconductors	$	[	]	$	[	]
ProShares UltraShort Technology	$	[	]	$	[	]
ProShares UltraShort Telecommunications	$	[	]	$	[	]
ProShares UltraShort Utilities	$	[	]	$	[	]
ProShares Short MSCI EAFE	$	[	]	$	[	]
ProShares Short MSCI Emerging Markets	$	[	]	$	[	]
ProShares UltraShort MSCI EAFE	$	[	]	$	[	]
ProShares UltraShort MSCI Emerging Markets	$	[	]	$	[	]
ProShares UltraShort FTSE/Xinhua China 25	$	[	]	$	[	]
ProShares UltraShort MSCI Japan	$	[	]	$	[	]
ProShares UltraShort 7-10 Year Treasury	$	[	]	$	[	]
ProShares UltraShort 20+ Year Treasury	$	[	]	$	[	]
ProShares Short Financials	$	[	]	$	[	]
ProShares Short Oil & Gas	$	[	]	$	[	]

Fund	Investment Advisory Fees during the Fiscal Year Ended May 31, 2008			Advisory Reimbursement during the Fiscal Year Ended May 31, 2008
ProShares Ultra QQQ		$5,478,722			$669,160
ProShares Ultra Dow30		$1,843,668			$175,665
ProShares Ultra S&P500		$4,653,000			$180,250
ProShares Ultra MidCap400		$689,534			$278,398
ProShares Ultra SmallCap600		$96,228			$146,746
ProShares Ultra Russell2000		$584,910			$421,746
ProShares Ultra Russell1000 Value		$68,007			$100,604
ProShares Ultra Russell1000 Growth		$160,386			$130,951
ProShares Ultra Russell MidCap Value		$55,360			$109,675
ProShares Ultra Russell MidCap Growth		$98,538			$131,436
ProShares Ultra Russell2000 Value		$64,923			$168,368
ProShares Ultra Russell2000 Growth		$75,298			$164,667
ProShares Ultra Basic Materials		$165,463			$104,346
ProShares Ultra Consumer Goods		$61,130			$87,973
ProShares Ultra Consumer Services		$31,752			$88,154
ProShares Ultra Financials		$2,293,196			$265,245
ProShares Ultra Health Care		$99,287			$105,375
ProShares Ultra Industrials		$69,251			$100,248
ProShares Ultra Oil & Gas		$483,734			$156,021
ProShares Ultra Real Estate		$196,127			$102,827
ProShares Ultra Semiconductors		$270,432			$115,778
ProShares Ultra Technology		$417,345			$158,319
ProShares Ultra Telecommunications		$15,935			$40,177
ProShares Ultra Utilities		$107,270			$94,092
ProShares Short QQQ		$625,697			$175,126
ProShares Short Dow 30		$1,019,676			$136,313
ProShares Short S&P 500		$1,927,759			$61,354
ProShares Short MidCap400		$467,216			$101,610
ProShares Short SmallCap600		$92,018			$72,503
ProShares Short Russell2000		$446,130			$112,810
ProShares UltraShort QQQ		$11,712,343			$1,132,283
ProShares UltraShort Dow 30		$3,829,678			$178,085

31

Fund	Investment Advisory Fees during the Fiscal Year Ended May 31, 2008	Advisory Reimbursement during the Fiscal Year Ended May 31, 2008
ProShares UltraShort S&P 500	$14,102,524	$0
ProShares UltraShort MidCap400	$1,484,433	$63,346
ProShares UltraShort SmallCap600	$437,693	$83,320
ProShares UltraShort Russell2000	$5,002,384	$438,037
ProShares UltraShort Russell1000 Value	$52,553	$68,549
ProShares UltraShort Russell1000 Growth	$103,007	$75,997
ProShares UltraShort Russell MidCap Value	$45,959	$67,544
ProShares UltraShort Russell MidCap Growth	$51,169	$66,332
ProShares UltraShort Russell2000 Value	$236,121	$98,279
ProShares UltraShort Russell2000 Growth	$235,418	$91,988
ProShares UltraShort Basic Materials	$616,193	$105,658
ProShares UltraShort Consumer Goods	$134,447	$76,732
ProShares UltraShort Consumer Services	$297,209	$80,646
ProShares UltraShort Financials	$8,420,968	$75,011
ProShares UltraShort Health Care	$80,052	$72,915
ProShares UltraShort Industrials	$140,570	$77,479
ProShares UltraShort Oil & Gas	$3,271,922	$155,438
ProShares UltraShort Real Estate	$4,202,956	$150,961
ProShares UltraShort Semiconductors	$106,430	$72,713
ProShares UltraShort Technology	$199,989	$72,554
ProShares UltraShort Telecommunications	$12,979	$38,939
ProShares UltraShort Utilities	$127,043	$80,644
ProShares Short MSCI EAFE	$70,340	$88,988
ProShares Short MSCI Emerging Markets	$140,132	$98,166
ProShares UltraShort MSCI EAFE	$302,222	$101,030
ProShares UltraShort MSCI Emerging Markets	$981,894	$81,023
ProShares UltraShort FTSE/Xinhua China 25	$2,234,683	$293,892
ProShares UltraShort MSCI Japan	$79,748	$127,339
ProShares UltraShort 7-10 Year Treasury	$11,355	$39,350
ProShares UltraShort 20+ Year Treasury	$21,156	$40,250

Fund	Investment Advisory Fees during the Fiscal Period Ended May 31, 2007	Advisory Reimbursement during the Fiscal Period Ended May 31, 2007
ProShares Ultra QQQ	$1,380,371	$228,566
ProShares Ultra Dow30	$450,653	$158,554
ProShares Ultra S&P500	$935,154	$200,112
ProShares Ultra MidCap400	$415,238	$217,801
ProShares Ultra SmallCap600	$39,015	$79,440
ProShares Ultra Russell2000	$78,267	$161,781
ProShares Ultra Russell1000 Value	$21,438	$37,482
ProShares Ultra Russell1000 Growth	$21,276	$38,222
ProShares Ultra Russell MidCap Value	$21,358	$35,888
ProShares Ultra Russell MidCap Growth	$21,302	$36,463
ProShares Ultra Russell2000 Value	$20,592	$46,441
ProShares Ultra Russell2000 Growth	$28,842	$45,999
ProShares Ultra Basic Materials	$29,502	$39,506
ProShares Ultra Consumer Goods	$26,781	$38,119
ProShares Ultra Consumer Services	$24,573	$47,434
ProShares Ultra Financials	$30,346	$53,756
ProShares Ultra Health Care	$26,868	$37,543
ProShares Ultra Industrials	$26,413	$41,329
ProShares Ultra Oil & Gas	$50,570	$45,444
ProShares Ultra Real Estate	$38,428	$47,203
ProShares Ultra Semiconductors	$27,429	$36,242
ProShares Ultra Technology	$24,559	$42,523
ProShares Ultra Utilities	$31,025	$38,375
ProShares Short QQQ	$662,637	$164,375
ProShares Short Dow 30	$454,866	$154,968

32

Fund	Investment Advisory Fees during the Fiscal Period Ended May 31, 2007	Advisory Reimbursement during the Fiscal Period Ended May 31, 2007
ProShares Short S&P 500	$801,694	$134,481
ProShares Short MidCap400	$725,326	$116,362
ProShares Short SmallCap600	$26,802	$33,570
ProShares Short Russell2000	$32,005	$32,031
ProShares UltraShort QQQ	$5,510,739	$222,692
ProShares UltraShort Dow 30	$1,125,610	$145,884
ProShares UltraShort S&P 500	$2,504,609	$48,162
ProShares UltraShort MidCap400	$741,072	$96,058
ProShares UltraShort SmallCap600	$43,817	$37,182
ProShares UltraShort Russell2000	$241,257	$41,939
ProShares UltraShort Russell1000 Value	$14,365	$27,166
ProShares UltraShort Russell1000 Growth	$14,458	$27,174
ProShares UltraShort Russell MidCap Value	$14,397	$27,187
ProShares UltraShort Russell MidCap Growth	$20,362	$28,193
ProShares UltraShort Russell2000 Value	$17,782	$27,854
ProShares UltraShort Russell2000 Growth	$26,286	$28,943
ProShares UltraShort Basic Materials	$23,062	$32,123
ProShares UltraShort Consumer Goods	$25,628	$32,621
ProShares UltraShort Consumer Services	$24,504	$32,412
ProShares UltraShort Financials	$105,680	$49,290
ProShares UltraShort Health Care	$25,640	$32,629
ProShares UltraShort Industrials	$23,046	$32,149
ProShares UltraShort Oil & Gas	$46,586	$39,849
ProShares UltraShort Real Estate	$131,896	$51,411
ProShares UltraShort Semiconductors	$24,792	$32,536
ProShares UltraShort Technology	$24,486	$32,468
ProShares UltraShort Utilities	$22,941	$32,116

Codes of Ethics

The Trust, ProShare Advisors and the Distributor each have adopted a consolidated code of ethics (the “COE”), as required by applicable law, which is designed to prevent affiliated persons of the Trust, ProShare Advisors and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the COE will be effective in preventing such activities. The COE permits personnel subject to it to invest in securities, including securities that may be held or purchased by a Fund. The COE is on file with the SEC and is available to the public.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees must approve all material amendments to this policy. A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of the first and third fiscal quarters and within 70 days of the second and fourth quarters. In addition, each Fund’s portfolio holdings will be publicly disseminated each day the Funds are open for business via the Funds’ website at www.proshares.com.

The portfolio composition file (“PCF”) and the IOPV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem Shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the

33

Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market.

Daily access to the PCF and IOPV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of the Advisor and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

OTHER SERVICE PROVIDERS

Administrator, Index Receipt Agent, and Fund Accounting Agent

J.P. Morgan Investor Services Co., One Beacon Street, 19th Floor, Boston, MA 02108, acts as Administrator to the Funds pursuant to an administration agreement dated December 15, 2005. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. For these services, each Fund that was operational for period indicated paid the Administrator the amounts set forth below.

Fund	Fiscal Year Ended May 31, 2009
ProShares Ultra QQQ	$	[	]
ProShares Ultra Dow30	$	[	]
ProShares Ultra S&P 500	$	[	]
ProShares Ultra MidCap400	$	[	]
ProShares Ultra SmallCap600	$	[	]
ProShares Ultra Russell2000	$	[	]
ProShares Ultra Russell1000 Value	$	[	]
ProShares Ultra Russell1000 Growth	$	[	]
ProShares Ultra Russell MidCap Value	$	[	]
ProShares Ultra Russell MidCap Growth	$	[	]
ProShares Ultra Russell2000 Value	$	[	]
ProShares Ultra Russell2000 Growth	$	[	]
ProShares Ultra Basic Materials	$	[	]
ProShares Ultra Consumer Goods	$	[	]
ProShares Ultra Consumer Services	$	[	]
ProShares Ultra Financials	$	[	]
ProShares Ultra Health Care	$	[	]

34

Fund	Fiscal Year Ended May 31, 2009
ProShares Ultra Industrials	$	[	]
ProShares Ultra Oil & Gas	$	[	]
ProShares Ultra Real Estate	$	[	]
ProShares Ultra Semiconductors	$	[	]
ProShares Ultra Technology	$	[	]
ProShares Ultra Telecommunications	$	[	]
ProShares Ultra Utilities	$	[	]
ProShares Short QQQ	$	[	]
ProShares Short Dow 30	$	[	]
ProShares Short S&P 500	$	[	]
ProShares Short MidCap400	$	[	]
ProShares Short SmallCap600	$	[	]
ProShares Short Russell2000	$	[	]
ProShares UltraShort QQQ	$	[	]
ProShares UltraShort Dow 30	$	[	]
ProShares UltraShort S&P 500	$	[	]
ProShares UltraShort MidCap400	$	[	]
ProShares UltraShort SmallCap600	$	[	]
ProShares UltraShort Russell2000	$	[	]
ProShares UltraShort Russell1000 Value	$	[	]
ProShares UltraShort Russell1000 Growth	$	[	]
ProShares UltraShort Russell MidCap Value	$	[	]
ProShares UltraShort Russell MidCap Growth	$	[	]
ProShares UltraShort Russell2000 Value	$	[	]
ProShares UltraShort Russell2000 Growth	$	[	]
ProShares UltraShort Basic Materials	$	[	]
ProShares UltraShort Consumer Goods	$	[	]
ProShares UltraShort Consumer Services	$	[	]
ProShares UltraShort Financials	$	[	]
ProShares UltraShort Health Care	$	[	]
ProShares UltraShort Industrials	$	[	]
ProShares UltraShort Oil & Gas	$	[	]
ProShares UltraShort Real Estate	$	[	]
ProShares UltraShort Semiconductors	$	[	]
ProShares UltraShort Technology	$	[	]
ProShares UltraShort Telecommunications	$	[	]
ProShares UltraShort Utilities	$	[	]
ProShares Short MSCI EAFE	$	[	]
ProShares Short MSCI Emerging Markets	$	[	]
ProShares UltraShort MSCI EAFE	$	[	]
ProShares UltraShort MSCI Emerging Markets	$	[	]
ProShares UltraShort FTSE/Xinhua China 25	$	[	]
ProShares UltraShort MSCI Japan	$	[	]
ProShares UltraShort 7-10 Year Treasury	$	[	]
ProShares UltraShort 20+ Year Treasury	$	[	]
ProShares Short Financials	$	[	]
ProShares Short oil & Gas	$	[	]

Fund	Fiscal Year Ended May 31, 2008
ProShares Ultra QQQ		$241,212
ProShares Ultra Dow30		$166,870
ProShares Ultra S&P 500		$232,366
ProShares Ultra MidCap400		$123,283
ProShares Ultra SmallCap600		$53,265
ProShares Ultra Russell2000		$118,903

35

Fund	Fiscal Year Ended May 31, 2008
ProShares Ultra Russell1000 Value	$44,703
ProShares Ultra Russell1000 Growth	$58,408
ProShares Ultra Russell MidCap Value	$43,010
ProShares Ultra Russell MidCap Growth	$51,003
ProShares Ultra Russell2000 Value	$48,448
ProShares Ultra Russell2000 Growth	$50,482
ProShares Ultra Basic Materials	$58,911
ProShares Ultra Consumer Goods	$43,925
ProShares Ultra Consumer Services	$40,743
ProShares Ultra Financials	$145,175
ProShares Ultra Health Care	$59,646
ProShares Ultra Industrials	$46,437
ProShares Ultra Oil & Gas	$106,380
ProShares Ultra Real Estate	$51,834
ProShares Ultra Semiconductors	$68,134
ProShares Ultra Technology	$89,999
ProShares Ultra Telecommunications	$4,260
ProShares Ultra Utilities	$51,611
ProShares Short QQQ	$91,191
ProShares Short Dow 30	$105,438
ProShares Short S&P 500	$134,880
ProShares Short MidCap400	$81,709
ProShares Short SmallCap600	$38,967
ProShares Short Russell2000	$72,670
ProShares UltraShort QQQ	$256,476
ProShares UltraShort Dow 30	$185,488
ProShares UltraShort S&P 500	$265,214
ProShares UltraShort MidCap400	$121,196
ProShares UltraShort SmallCap600	$74,293
ProShares UltraShort Russell2000	$197,225
ProShares UltraShort Russell1000 Value	$29,589
ProShares UltraShort Russell1000 Growth	$36,707
ProShares UltraShort Russell MidCap Value	$29,003
ProShares UltraShort Russell MidCap Growth	$28,176
ProShares UltraShort Russell2000 Value	$54,884
ProShares UltraShort Russell2000 Growth	$50,458
ProShares UltraShort Basic Materials	$71,041
ProShares UltraShort Consumer Goods	$42,178
ProShares UltraShort Consumer Services	$49,425
ProShares UltraShort Financials	$214,689
ProShares UltraShort Health Care	$37,608
ProShares UltraShort Industrials	$39,654
ProShares UltraShort Oil & Gas	$140,620
ProShares UltraShort Real Estate	$184,437
ProShares UltraShort Semiconductors	$37,275
ProShares UltraShort Technology	$39,048
ProShares UltraShort Telecommunications	$2,780
ProShares UltraShort Utilities	$44,527
ProShares Short MSCI EAFE	$15,060
ProShares Short MSCI Emerging Markets	$29,861
ProShares UltraShort MSCI EAFE	$44,663
ProShares UltraShort MSCI Emerging Markets	$70,951
ProShares UltraShort FTSE/Xinhua China 25	$101,300
ProShares UltraShort MSCI Japan	$17,122
ProShares UltraShort 7-10 Year Treasury	$2,434
ProShares UltraShort 20+ Year Treasury	$4,018

36

Fund	Fiscal Period Ended May 31, 2007
ProShares Ultra QQQ	$92,833
ProShares Ultra Dow30	$71,086
ProShares Ultra S&P 500	$86,314
ProShares Ultra MidCap400	$71,261
ProShares Ultra SmallCap600	$10,404
ProShares Ultra Russell2000	$20,872
ProShares Ultra Russell1000 Value	$5,717
ProShares Ultra Russell1000 Growth	$5,674
ProShares Ultra Russell MidCap Value	$5,696
ProShares Ultra Russell MidCap Growth	$5,681
ProShares Ultra Russell2000 Value	$5,491
ProShares Ultra Russell2000 Growth	$5,558
ProShares Ultra Basic Materials	$7,867
ProShares Ultra Consumer Goods	$7,142
ProShares Ultra Consumer Services	$6,553
ProShares Ultra Financials	$8,092
ProShares Ultra Health Care	$7,165
ProShares Ultra Industrials	$7,044
ProShares Ultra Oil & Gas	$13,486
ProShares Ultra Real Estate	$10,248
ProShares Ultra Semiconductors	$7,314
ProShares Ultra Technology	$6,549
ProShares Ultra Utilities	$8,273
ProShares Short QQQ	$69,101
ProShares Short Dow 30	$61,573
ProShares Short S&P 500	$73,803
ProShares Short MidCap400	$68,043
ProShares Short SmallCap600	$5,718
ProShares Short Russell2000	$6,282
ProShares UltraShort QQQ	$116,838
ProShares UltraShort Dow 30	$73,782
ProShares UltraShort S&P 500	$97,222
ProShares UltraShort MidCap400	$65,483
ProShares UltraShort SmallCap600	$9,348
ProShares UltraShort Russell2000	$28,704
ProShares UltraShort Russell1000 Value	$3,065
ProShares UltraShort Russell1000 Growth	$3,084
ProShares UltraShort Russell MidCap Value	$3,071
ProShares UltraShort Russell MidCap Growth	$4,344
ProShares UltraShort Russell2000 Value	$3,794
ProShares UltraShort Russell2000 Growth	$5,608
ProShares UltraShort Basic Materials	$4,920
ProShares UltraShort Consumer Goods	$5,467
ProShares UltraShort Consumer Services	$5,228
ProShares UltraShort Financials	$20,835
ProShares UltraShort Health Care	$5,470
ProShares UltraShort Industrials	$4,917
ProShares UltraShort Oil & Gas	$9,939
ProShares UltraShort Real Estate	$22,798
ProShares UltraShort Semiconductors	$5,289
ProShares UltraShort Technology	$5,224
ProShares UltraShort Utilities	$4,894

37

ProShare Advisors, pursuant to a separate Management Services Agreement, performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with such Service Providers; monitoring, overseeing and reviewing the performance of such Service Providers to ensure adherence to applicable contractual obligations and preparing or coordinating reports and presentations to the Board of Trustees with respect to such Service Providers as requested or as deemed necessary. For these services, the Trust pays to ProShare Advisors a fee at the annual rate of 0.10% of average daily net assets for all of the Funds. For the most recent fiscal year, each Fund that was operational for the period indicated paid ProShare Advisors the amount set forth below pursuant to the Management Services Agreement.

Fund	Fiscal Year Ended May 31, 2009
ProShares Ultra QQQ	$	[	]
ProShares Ultra Dow30	$	[	]
ProShares Ultra S&P 500	$	[	]
ProShares Ultra MidCap400	$	[	]
ProShares Ultra SmallCap600	$	[	]
ProShares Ultra Russell2000	$	[	]
ProShares Ultra Russell1000 Value	$	[	]
ProShares Ultra Russell1000 Growth	$	[	]
ProShares Ultra Russell MidCap Value	$	[	]
ProShares Ultra Russell MidCap Growth	$	[	]
ProShares Ultra Russell2000 Value	$	[	]
ProShares Ultra Russell2000 Growth	$	[	]
ProShares Ultra Basic Materials	$	[	]
ProShares Ultra Consumer Goods	$	[	]
ProShares Ultra Consumer Services	$	[	]
ProShares Ultra Financials	$	[	]
ProShares Ultra Health Care	$	[	]
ProShares Ultra Industrials	$	[	]
ProShares Ultra Oil & Gas	$	[	]
ProShares Ultra Real Estate	$	[	]
ProShares Ultra Semiconductors	$	[	]
ProShares Ultra Technology	$	[	]
ProShares Ultra Telecommunications	$	[	]
ProShares Ultra Utilities	$	[	]
ProShares Short QQQ	$	[	]
ProShares Short Dow 30	$	[	]
ProShares Short S&P 500	$	[	]
ProShares Short MidCap400	$	[	]
ProShares Short SmallCap600	$	[	]
ProShares Short Russell2000	$	[	]
ProShares UltraShort QQQ	$	[	]
ProShares UltraShort Dow 30	$	[	]
ProShares UltraShort S&P 500	$	[	]
ProShares UltraShort MidCap400	$	[	]
ProShares UltraShort SmallCap600	$	[	]
ProShares UltraShort Russell2000	$	[	]
ProShares UltraShort Russell1000 Value	$	[	]
ProShares UltraShort Russell1000 Growth	$	[	]
ProShares UltraShort Russell MidCap Value	$	[	]
ProShares UltraShort Russell MidCap Growth	$	[	]
ProShares UltraShort Russell2000 Value	$	[	]
ProShares UltraShort Russell2000 Growth	$	[	]
ProShares UltraShort Basic Materials	$	[	]
ProShares UltraShort Consumer Goods	$	[	]
ProShares UltraShort Consumer Services	$	[	]
ProShares UltraShort Financials	$	[	]
ProShares UltraShort Health Care	$	[	]

38

Fund	Fiscal Year Ended May 31, 2009
ProShares UltraShort Industrials	$	[	]
ProShares UltraShort Oil & Gas	$	[	]
ProShares UltraShort Real Estate	$	[	]
ProShares UltraShort Semiconductors	$	[	]
ProShares UltraShort Technology	$	[	]
ProShares UltraShort Telecommunications	$	[	]
ProShares UltraShort Utilities	$	[	]
ProShares Short MSCI EAFE	$	[	]
ProShares Short MSCI Emerging Markets	$	[	]
ProShares UltraShort MSCI EAFE	$	[	]
ProShares UltraShort MSCI Emerging Markets	$	[	]
ProShares UltraShort FTSE/Xinhua China 25	$	[	]
ProShares UltraShort MSCI Japan	$	[	]
ProShares UltraShort 7-10 Year Treasury	$	[	]
ProShares UltraShort 20+ Year Treasury	$	[	]
ProShares Short Financials	$	[	]
ProShares Short Oil & Gas	$	[	]

Fund	Fiscal Year Ended May 31, 2008
ProShares Ultra QQQ		$730,488
ProShares Ultra Dow30		$245,820
ProShares Ultra S&P 500		$620,393
ProShares Ultra MidCap400		$91,937
ProShares Ultra SmallCap600		$12,830
ProShares Ultra Russell2000		$77,987
ProShares Ultra Russell1000 Value		$9,067
ProShares Ultra Russell1000 Growth		$21,385
ProShares Ultra Russell MidCap Value		$7,381
ProShares Ultra Russell MidCap Growth		$13,138
ProShares Ultra Russell2000 Value		$8,656
ProShares Ultra Russell2000 Growth		$10,040
ProShares Ultra Basic Materials		$22,062
ProShares Ultra Consumer Goods		$8,151
ProShares Ultra Consumer Services		$4,233
ProShares Ultra Financials		$305,755
ProShares Ultra Health Care		$13,238
ProShares Ultra Industrials		$9,233
ProShares Ultra Oil & Gas		$64,497
ProShares Ultra Real Estate		$26,149
ProShares Ultra Semiconductors		$36,057
ProShares Ultra Technology		$55,645
ProShares Ultra Telecommunications		$2,125
ProShares Ultra Utilities		$14,302
ProShares Short QQQ		$83,425
ProShares Short Dow 30		$135,955
ProShares Short S&P 500		$257,032
ProShares Short MidCap400		$62,295
ProShares Short SmallCap600		$12,269
ProShares Short Russell2000		$59,483
ProShares UltraShort QQQ		$1,561,630
ProShares UltraShort Dow 30		$510,618
ProShares UltraShort S&P 500		$1,880,315
ProShares UltraShort MidCap400		$197,922
ProShares UltraShort SmallCap600		$58,358
ProShares UltraShort Russell2000		$666,977
ProShares UltraShort Russell1000 Value		$7,007
ProShares UltraShort Russell1000 Growth		$13,734

39

Fund	Fiscal Year Ended May 31, 2008
ProShares UltraShort Russell MidCap Value	$6,128
ProShares UltraShort Russell MidCap Growth	$6,823
ProShares UltraShort Russell2000 Value	$31,482
ProShares UltraShort Russell2000 Growth	$31,389
ProShares UltraShort Basic Materials	$82,158
ProShares UltraShort Consumer Goods	$17,926
ProShares UltraShort Consumer Services	$39,627
ProShares UltraShort Financials	$1,122,782
ProShares UltraShort Health Care	$10,674
ProShares UltraShort Industrials	$18,742
ProShares UltraShort Oil & Gas	$436,251
ProShares UltraShort Real Estate	$560,388
ProShares UltraShort Semiconductors	$14,191
ProShares UltraShort Technology	$26,665
ProShares UltraShort Telecommunications	$1,731
ProShares UltraShort Utilities	$16,939
ProShares Short MSCI EAFE	$9,379
ProShares Short MSCI Emerging Markets	$18,684
ProShares UltraShort MSCI EAFE	$40,296
ProShares UltraShort MSCI Emerging Markets	$130,917
ProShares UltraShort FTSE/Xinhua China 25	$297,954
ProShares UltraShort MSCI Japan	$10,633
ProShares UltraShort 7-10 Year Treasury	$1,514
ProShares UltraShort 20+ Year Treasury	$2,821

Fund	Fiscal Period Ended May 31, 2007
ProShares Ultra S&P500	$124,686
ProShares Ultra MidCap400	$55,365
ProShares Ultra Dow30	$60,087
ProShares Ultra QQQ	$184,049
ProShares Short S&P500	$106,892
ProShares Short MidCap400	$96,709
ProShares Short Dow30	$60,649
ProShares Short QQQ	$88,351
ProShares UltraShort S&P500	$333,996
ProShares UltraShort MidCap400	$98,809
ProShares UltraShort Dow30	$150,080
ProShares UltraShort QQQ	$734,760
ProShares Ultra Russell 2000	$10,436
ProShares Ultra SmallCap600	$5,202
ProShares Ultra Russell 1000 Value	$2,858
ProShares Ultra Russell 1000 Growth	$2,837
ProShares Ultra Russell MidCap Value	$2,848
ProShares Ultra Russell MidCap Growth	$2,840
ProShares Ultra Russell 2000 Value	$2,746
ProShares Ultra Russell 2000 Growth	$2,779
ProShares Ultra Basic Materials	$3,934
ProShares Ultra Consumer Goods	$3,571
ProShares Ultra Consumer Services	$3,276
ProShares Ultra Financials	$4,046
ProShares Ultra Health Care	$3,582
ProShares Ultra Industrials	$3,522
ProShares Ultra Oil & Gas	$6,743
ProShares Ultra Real Estate	$5,124
ProShares Ultra Semiconductors	$3,657

40

Fund	Fiscal Period Ended May 31, 2007
ProShares Ultra Technology	$3,274
ProShares Ultra Utilities	$4,137
ProShares Short Russell 2000	$4,267
ProShares Short SmallCap600	$3,574
ProShares UltraShort Russell 2000	$32,167
ProShares UltraShort SmallCap600	$5,842
ProShares UltraShort Russell 1000 Value	$1,915
ProShares UltraShort Russell 1000 Growth	$1,928
ProShares UltraShort Russell MidCap Value	$1,920
ProShares UltraShort Russell MidCap Growth	$2,715
ProShares UltraShort Russell 2000 Value	$2,371
ProShares UltraShort Russell 2000 Growth	$3,505
ProShares UltraShort Basic Materials	$3,075
ProShares UltraShort Consumer Goods	$3,417
ProShares UltraShort Consumer Services	$3,267
ProShares UltraShort Financials	$14,091
ProShares UltraShort Health Care	$3,419
ProShares UltraShort Industrials	$3,073
ProShares UltraShort Oil & Gas	$6,212
ProShares UltraShort Real Estate	$17,586
ProShares UltraShort Semiconductors	$3,306
ProShares UltraShort Technology	$3,265
ProShares UltraShort Utilities	$3,059

Custodian

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. JPMorgan Chase Bank is located at 4 MetroTech Center, Brooklyn, NY 11245.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) serves as independent registered public accounting firm to the Fund. PwC provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PwC’s address is 41 South High Street, Suite 2500, Columbus, OH 43215.

Legal Counsel

Ropes & Gray LLP, One International Place, Boston, MA 02110, serves as counsel to the Funds.

41

Distributor

SEI Investments Distribution Co. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. Its address is One Freedom Valley Drive, Oaks, PA. 19456. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds. For the fiscal period ended May 31, 2007 and the fiscal years ended May 31, 2008 and May 31, 2009, ProShare Advisors paid $192,117, $349,409 and $[            ], respectively to the Distributor as compensation for services.

Principal Financial Officer/Treasurer Services Agreement

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), pursuant to which Foreside provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer and Treasurer. Neither Foreside nor the Treasurer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund. The Trust pays Foreside an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse Foreside for certain out-of-pocket expenses incurred by Foreside in providing services to the Trust. Foreside is located at Three Canal Plaza Suite 100, Portland, ME 04101. For the fiscal period ended May 31, 2007 and the fiscal years ended May 31, 2008 and May 31, 2009, the Trust paid $164,459, $299,026 and $[            ], respectively to Foreside for services pursuant to its agreement.

Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisors (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose distribution fees.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. All material amendments of the Distribution and Service Plan must also be approved by the Board in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Board as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not less than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Board has determined that, in its judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Board’s quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by ProShare Advisors or the Administrator. Fund expenses include: the investment advisory fee; management services fee; administrative fees, index receipt agent fees, transfer agency fees and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions,

42

confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board of Trustees may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Trust Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Trust Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the Officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any Funds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances where the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial

43

owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Arca. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PROXY VOTING POLICY AND PROCEDURES

Background

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Funds, pursuant to which the Board of Trustees has delegated responsibility for voting such proxies to the Advisor subject to the Board of Trustees’ continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained ISS Governance Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is a unit of RiskMetrics Group,

44

an independent company that specializes in, among other things, providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors - considering factors such as director qualifications, term of office and age limits.

•	Proxy Contests - considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors - considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses - considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses - considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues - considering factors such as confidential voting and equal access.

•	Capital Structure - considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation - considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation - considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring - considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting - considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues - considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between Fund shareholders and the Advisor, the underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board of Trustees the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Funds voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 will be available (1) without charge, upon request, by calling the Advisor at 1-866-PRO-5125, (2) on the Trust’s web site, and (3) on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. For each Fund, except UltraPro S&P 500, UltraPro Short S&P 500, Ultra Russell3000, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra FTSE/Xinhua China 25, Ultra MSCI Japan, UltraShort Russell3000, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market and Credit Suisse 130/30 ProShares, a Creation Unit is comprised of 75,000 Shares. For the UltraPro S&P 500, UltraPro Short S&P 500, Ultra Russell3000, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra FTSE/Xinhua China 25, Ultra MSCI Japan, UltraShort Russell3000, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market and Credit Suisse 130/30 ProShares, a Creation Unit is comprised of 50,000 Shares.

45

The value of such Creation Unit for each Fund except Ultra Russell3000, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra FTSE/Xinhua China 25, Ultra MSCI Japan, UltraShort Russell3000, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market and Credit Suisse 130/30 ProShares as of each Fund’s inception was $4,000,000. The value of such Creation Unit for the Ultra Russell3000, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra FTSE/Xinhua China 25, Ultra MSCI Japan, UltraShort Russell3000, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil and UltraShort MSCI Mexico Investable Market ProShares as of each Fund’s inception was $3,000,000. The value of such Creation Unit for the Credit Suisse 130/30 ProShares as of that Fund’s inception was $2,000,000.

See “Purchase and Issuance of Creation Units” and “Redemption of Creation Units” below. The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund of the Trust, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the NYSE is open for business.

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (“Authorized Participant”). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

Portfolio Deposit (Alpha ProShares and Ultra ProShares)

The consideration for purchase of a Creation Unit of Shares of a Ultra ProShares or Alpha ProShares generally consists of the in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) constituting a representation of the Underlying Index for the Ultra ProShares or Alpha ProShares, the Balancing Amount, and the appropriate transaction fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

The Index Receipt Agent makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Ultra ProShares or Alpha ProShares. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Ultra ProShares or Alpha ProShares until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the Ultra ProShares or Alpha ProShares. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to ProShare Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Ultra ProShares or Alpha ProShares, or resulting from stock splits and other corporate actions.

46

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Ultra ProShares or Alpha ProShares, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Amount (Short ProShares only)

Creation Units of the Short ProShares will be sold only for cash (“Cash Purchase Amount”). Creation Units are sold at their NAV plus a transaction fee, as described below, except that, for the Short International ProShares, purchase orders transmitted by mail must be received by the Distributor by the close of ETF trading on the NYSE Arca (ordinarily 4:15 pm. Eastern time).

Purchases through the Clearing Process (Alpha ProShares and Ultra ProShares)

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor. A purchase order must be received by the Distributor at 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. All purchases of the Short ProShares will be settled outside the Clearing Process. Purchases (and redemptions) of Creation Units of the Ultra ProShares settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount (for the Ultra ProShares), or of the Cash Purchase Amount (for the Short ProShares) together with the applicable Transaction Fee.

47

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) for the Ultra ProShares only, the Deposit Securities delivered are not as specified by ProShare Advisors and ProShare Advisors has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) for the Ultra ProShares only, acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase order transaction would otherwise, in the discretion of the Trust or ProShare Advisors, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit, exceeds a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to the relevant cut-off time for the Fund on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities (Alpha ProShares and Ultra ProShares)

With respect to each Ultra ProShares and Alpha ProShares, ProShare Advisors makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by ProShare Advisors through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Cash Redemption Amount (Short ProShares only)

The redemption proceeds for a Creation Unit of a Short ProShares will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order (other than for Short International ProShares) must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. A redemption order for Short International ProShares must be received by the Distributor prior to the close of ETF trading on Arca (ordinarily 4:15 p.m. Eastern time) if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Fund Securities and the Balancing Amount (for the Ultra ProShares) or the Cash Redemption Amount (for the Short ProShares) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

48

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. A redemption order (other than for Short International ProShares) must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. A redemption order for Short International ProShares must be received by the Distributor prior to the close of ETF trading on Arca (ordinarily 4:15 p.m. Eastern time) if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”). All other procedures set forth in the Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (for the Alpha ProShares and Ultra ProShares) which are expected to be delivered within three Business Days and the Cash Redemption Amount (for all Funds) by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

Redemptions in Cash

For Alpha ProShares and Ultra ProShares, if it is not possible to effect deliveries of the Fund Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Ultra ProShares may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

For Short ProShares, all redemptions will be in cash.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus. Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

Purchasers of Creation Units of Alpha ProShares and Ultra ProShares for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

49

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Determination of NAV

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund other than the Short International ProShares is determined as of the close of the regular trading session of the Arca (ordinarily 4:00 p.m. Eastern time) on each day that the NYSE is open. The NAV of each Short International ProShares is determined as of the close of ETF trading on the Arca (ordinarily 4:15 p.m. Eastern time).

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under 1933 Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

TAXATION

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:

50

(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”);

(b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% of gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d) and (z) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of meeting the diversification requirements described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an “issuer”.

If, in any taxable year, a Fund were to fail to qualify for taxation as a RIC under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. Distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains that were not distributed in previous years. For this purpose, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Funds will be able to do so.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

51

Options, Futures, Forward Contracts and Swaps

Regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts may be ordinary in character (see “Foreign Currency Transactions” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “mark-to-market” with the result that unrealized gains or losses are treated as though they were realized.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, forward contracts and swaps undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.

Constructive Sales

Under certain circumstances, each Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “mark-to-market.”

Original Issue Discount; Market Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. If a Fund purchases a debt security on a secondary market at a price lower than its stated redemption price, the excess of the stated redemption price over the purchase price is “market discount.” Generally, any gain realized

52

on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on the debt security. Market discount generally accrues in equal daily installments.

Foreign Investments and Taxes

Investment income and gains received by a Fund from foreign investments may be subject to foreign withholding and other taxes, which could decrease the Fund’s return on those investments. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. To allow shareholders to claim a credit or deduction with respect to foreign taxes incurred by the Fund, a Fund that is permitted to do so may elect to “pass through” to its investors the amount of foreign income taxes paid by the Fund.

Foreign Currency Transactions

Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary income or loss. In certain circumstances, a Fund may elect to treat foreign currency gain or loss attributable to a forward contract, a futures contract or an option as capital gain or loss. Furthermore, foreign currency gain or loss arising from certain types of section 1256 contracts is treated as capital gain or loss, although a Fund may elect to treat foreign currency gain or loss from such contracts as ordinary in character. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available (and required) to be distributed to its shareholders as ordinary income. If a Fund’s section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as ordinary dividends, thereby reducing each shareholder’s basis in his or her Fund Shares.

Passive Foreign Investment Companies

The Funds may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as “excess distributions”. Excess distributions are taxable as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains. If a Fund receives an excess distribution with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion of an excess distribution that is allocated to prior taxable years without the ability to reduce such tax by making distributions to Fund shareholders, and an interest factor will be added to the tax as if the tax had been payable in such prior taxable years.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Mortgage Pooling Vehicles

The Funds may invest directly or indirectly in residual interests in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Under a Notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but

53

may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This Notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, Funds investing in such interests may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Unrelated Business Taxable Income

Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or Shares. Distributions of net capital gains – that is, the excess of net long-term capital gains from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year over net short-term capital losses that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or Shares, are taxable at long-term capital gains rates, regardless of how long the shareholder has held the Fund’s Shares. Capital Gain Dividends are not eligible for the corporate dividends received deduction.

Distributions attributable to the excess of net gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions of capital gains are generally made after applying any available capital loss carryforward. The following Funds had tax basis net capital loss carryforwards as of May 31, 2009.

54

FUND	Capital loss Carryforwards Expiring [10/31/2014]			Capital loss Carryforwards Expiring [10/31/2015]
ProShares Ultra Russell1000 Value	$	[	]	$	[	]
ProShares Ultra Russell MidCap Value	$	[	]	$	[	]
ProShares Ultra Russell2000 Value	$	[	]	$	[	]
ProShares Ultra Consumer Services	$	[	]	$	[	]
ProShares Ultra Financials	$	[	]	$	[	]
ProShares Ultra Real Estate	$	[	]	$	[	]
ProShares Short QQQ	$	[	]	$	[	]
ProShares Short Dow30	$	[	]	$	[	]
ProShares Short S&P500	$	[	]	$	[	]
ProShares Short MidCap400	$	[	]	$	[	]
ProShares Short SmallCap600	$	[	]	$	[	]
ProShares Short Russell2000	$	[	]	$	[	]
ProShares UltraShort QQQ	$	[	]	$	[	]
ProShares UltraShort Dow30	$	[	]	$	[	]
ProShares UltraShort S&P500	$	[	]	$	[	]
ProShares UltraShort MidCap400	$	[	]	$	[	]
ProShares UltraShort SmallCap600	$	[	]	$	[	]
ProShares UltraShort Russell2000	$	[	]	$	[	]
ProShares UltraShort Russell1000 Growth	$	[	]	$	[	]
ProShares UltraShort Russell MidCap Growth	$	[	]	$	[	]
ProShares UltraShort Russell 2000Growth	$	[	]	$	[	]
ProShares UltraShort Basic Materials	$	[	]	$	[	]
ProShares UltraShort Consumer Goods	$	[	]	$	[	]
ProShares UltraShort Financials	$	[	]	$	[	]
ProShares UltraShort Healthcare	$	[	]	$	[	]
ProShares UltraShort Industrials	$	[	]	$	[	]
ProShares UltraShort Oil & Gas	$	[	]	$	[	]
ProShares UltraShort Real Estate	$	[	]	$	[	]
ProShares UltraShort Semiconductors	$	[	]	$	[	]
ProShares UltraShort Technology	$	[	]	$	[	]
ProShares UltraShort Utilities	$	[	]	$	[	]

Long term capital gain rates applicable to non-corporate shareholders have been temporarily reduced to, in general 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income brackets) for taxable years beginning before January 1, 2011.

Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Shareholders will be notified annually as the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the value of the Shares received.

55

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

Disposition of Shares

Upon a redemption, sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Non-U.S. Shareholders

Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For taxable years of the Funds beginning before January 1, 2008, the Funds were not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or

56

was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by a Fund (“short-term capital gain dividends”). Legislation has been proposed to extend the exemption from withholding for interest-related and short-term capital gain dividends. At the time of this filing, it is unclear whether the legislation will be enacted and, if enacted, what the term of the extension will be (i.e., for one year or two years). Even if such legislation were enacted, a Fund may opt not to designate dividends as interest-related dividends or short-term capital gain dividends.

If a beneficial owner of Fund Shares who is a foreign person has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial owner of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital gain Dividend and certain other conditions are met.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Special rules may apply to distributions to foreign persons from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules may apply to the sale of Shares in any Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – defined very generally in turn as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets combined. A fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. Foreign persons should consult their tax advisors concerning the potential implications of these rules.

Equalization Accounting

Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a RIC under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income or net capital gain, as the case may be, the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain, respectively. This practice, which involves the use of “equalization” accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to (non-redeeming) shareholders in order for the Fund to avoid federal income tax and excise tax, and the amount of any undistributed income or gains will be reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. As noted above, investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

57

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

OTHER INFORMATION

Regular International Holidays

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practice, could affect the information set forth herein at some time in the future.

58

The dates in calendar years 2009 and 2010 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2009

Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 6	January 26	January 6	April 10	January 20	April 10
April 9	March 2	April 10	April 13	February 23	May 1
April 10	March 9	April 13	May 1	February 24	May 21
May 1	April 10	May 1	May 21	April 10	June 8
May 25	April 13	May 21	May 22	April 21	June 29
June 15	April 27	June 1	June 1	May 1	September 18
July 9	May 4	June 11	July 21	June 11	October 12
August 17	May 18	October 26	November 2	July 9	December 8
October 12	June 1	December 8	November 11	September 7	December 25
November 6	June 8	December 24	December 25	October 12	December 31
December 8	August 3	December 25		November 2
December 24	August 12	December 31		November 20
December 25	September 28			December 24
December 31	October 5			December 25
	November 3			December 31
December 25
December 28

China	Columbia	The Czech Republic	Egypt	Finland	France
January 1	January 1	January 1	January 1	January 1	January 1
January 19	January 12	January 2	January 7	January 6	April 10
January 26	March 23	April 13	March 9	April 10	April 13
January 27	April 9	May 1	April 19	April 13	May 1
January 28	April 10	May 8	April 20	May 1	May 8
January 29	May 1	July 6	July 1	May 21	May 21
January 30	May 25	September 28	July 23	June 19	July 14
February 2	June 15	October 28	September 20	December 24	November 11
February 3	June 22	November 17	September 21	December 25	December 25
February 16	June 29	December 24	September 22	December 31
May 1	July 20	December 25	October 6
May 4-7	August 7	December 31	November 26
May 25	August 17		November 29
September 7	October 12
October 1	November 2
October 2	November 16
October 5-7	December 8
October 12	December 25
November 11	December 31
November 26
December 25

59

Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 1	January 1	January 1	January 8	January 1
January 6	January 6	January 26	January 2	January 26	January 26
February 23	March 2	January 27	April 13	February 23	March 9
April 10	March 25	January 28	May 1	March 10-11	March 26
April 13	April 10	April 10	June 1	March 27	March 27
May 1	April 13	April 13	August 20	April 1	April 10
May 21	April 17	May 1	August 21	April 3	May 21
June 1	April 20	May 28	October 23	April 7	July 20
June 11	May 1	July 1	December 24	April 10	August 17
December 24	June 8	October 1	December 25	April 14	September 21-25
December 25	October 28	October 26		May 1	November 27
December 31	December 25	December 24		June 30	December 18
		December 25		July 1	December 24
		December 31		August 15	December 25
				August 19	December 31
August 22
September 21
September 28
September 30
October 2
October 17
October 19
November 2
November 28
December 25
December 28

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 10	January 1	January 1	January 1	January 1
March 17	April 8	January 6	January 2	January 26	February 2
April 10	April 9	April 10	January 12	January 27	February 5
April 13	April 14	April 13	February 11	February 2	March 16
May 1	April 15	May 1	March 20	March 9	April 9
May 4	April 28	June 2	April 29	May 1	April 10
June 1	April 29	June 29	May 4	May 9	May 1
August 3	May 28	December 8	May 5	June 1	September 16
October 26	May 29	December 24	July 20	June 6	November 2
December 24	July 30	December 25	September 21-23	August 31	November 16
December 25	September 20	December 31	October 12	September 21-22	November 16
December 28	September 27		November 3	October 17	November 20
December 29	September 28		November 23	November 27	December 25
			December 23	December 18
			December 31	December 25

60

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 1	January 1	January 1	January 1	January 1
April 10	January 2	April 9	February 25	February 24	January 2
April 13	January 19	April 10	April 9	April 10	January 5
April 30	January 26	May 1	April 10	April 13	January 6
May 1	February 6	June 29	May 1	May 1	January 7
May 21	April 10	July 28	June 12	June 10	January 8
June 1	April 13	July 29	August 21	June 11	February 23
December 25	June 1	October 8	September 21	October 5	March 9
	October 26	December 8	November 2	December 1	May 1
	December 25	December 24	November 30	December 8	May 11
	December 28	December 25	December 24	December 24	June 12
		December 31	December 25	December 25	November 4
			December 30		November 6
December 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 1
January 26	April 10	January 26	January 6	January 6	January 2
January 27	April 13	January 27	March 19	April 10	January 6
April 10	April 27	May 1	April 9	April 13	March 19
May 1	May 1	May 5	April 10	May 1	April 10
May 9	June 16	July 17	April 13	May 21	April 13
August 10	August 10	October 2	May 1	June 19	May 1
September 21	September 24	December 25	May 15	December 24	May 21
October 17	December 16	December 31	October 12	December 25	June 1
November 27	December 25		November 2	December 31	June 11
December 25			November 9		June 29
			December 8		September 10
			December 25		December 8
December 24
December 25
December 31

Taiwan	Thailand	Turkey	United Kingdom
January 1	January 1	January 1	January 1
January 22	January 2	April 23	April 10
January 23	February 9	May 19	April 13
January 26	April 6	September 21	May 4
January 27	April 13-15	September 22	May 25
January 28	May 1	October 28	August 31
January 29	May 5	October 29	December 25
May 1	May 11	November 26	December 26
May 28	July 1	November 27
	July 8	November 30
August 12
October 23
December 7
December 10
December 31

61

2010

Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
March 24	January 26	January 6	April 2	January 20	April 2
April 1	March 1	April 2	April 5	January 25	May 21
April 2	March 8	April 5	May 13	February 15-16	June 28
May 25	April 2	May 13	May 14	April 2	July 16
June 21	April 5	May 24	May 24	April 21	October 11
July 9	April 26	June 3	July 21	April 23	November 1
August 16	May 3	October 26	August 16	June 3	December 8
October 11	June 7	November 1	November 1	July 9	December 31
December 8	June 14	December 8	November 11	September 7
December 24	August 2	December 24		October 12
December 31	August 11	December 31		November 2
	September 27			November 15
	October 4			November 30
	November 2			December 24
	December 27-28			December 31

China	The Czech Republic	Egypt	Finland	France	Germany
January 1	January 1	January 7	January 1	January 1	January 1
January 18	April 5	April 4	January 6	April 2	January 6
February 15-19	July 5	April 5	April 2	April 5	February 15
April 2	July 6	April 25	April 5	May 13	April 2
April 5	September 28	July 1	May 13	July 14	April 5
April 6	October 28	September 12	June 25	November 1	May 13
May 3	November 17	October 6	December 6	November 11	May 24
May 21	December 24	November 15	December 24		June 3
May 31	December 31	November 16	December 31		November 1
June 16		November 17			December 24
July 1		December 7			December 31
July 5
September 6
September 22-23
September 27-30
October 1
October 11
November 11
November 25
December 27

Greece	Hong Kong	Hungary	India	Indonesia	Ireland
January 1	January 1	January 1	January 26	January 1	January 1
January 6	February 15	March 15	February 12	February 26	March 17
February 15	February 16	April 5	February 27	March 16	April 2
March 25	April 2	May 24	March 1	April 2	April 5
April 2	April 5	August 20	March 16	May 13	May 3
April 5	April 6	November 1	March 24	May 28	June 7
May 24	May 21	December 24	April 1-2	August 17	August 2
October 28	June 16		April 14	September 6-10	October 25
	July 1		May 1	September 13	December 27
	September 23		May 27	November 17	December 28
	October 1		July 1	December 7	December 29
	December 24		August 19	December 31
	December 27		September 11
	December 31		September 30
October 2
November 5
November 18
December 17
December 25

62

Israel	Italy	Japan	Malaysia	Mexico	The Netherlands
February 28	January 1	January 1	January 1	January 1	January 1
March 29	January 6	January 11	February 1	February 1	April 2
March 30	April 2	February 11	February 15	March 15	April 5
April 4	April 5	March 22	February 16	April 1	April 30
April 5	June 2	April 29	February 26	April 2	May 5
April 19	June 29	May 3	May 28	September 16	May 13
April 20	November 1	May 4	May 31	November 2	May 24
May 18	December 8	May 5	June 1	November 15
May 19	December 24	July 19	August 31
July 20	December 31	September 20	September 10
September 8		September 23	November 5
September 9		October 11	November 17
September 10		November 3	December 7
September 17		November 23
September 22-23		December 23
September 29-30		December 31

New Zealand	Peru	The Philippines	Portugal	Russia	Singapore
January 1	January 1	January 1	January 1	January 1	January 1
January 4	April 1	February 25	February 16	January 4	February 15
January 25	April 2	April 1	April 2	January 5	February 16
February 1	June 29	April 2	April 5	January 6	February 16
April 2	July 28	April 12	June 3	January 7	April 2
April 5	July 29	May 10	June 10	January 8	May 28
June 7	August 30	June 14	October 5	February 22	August 9
October 25	October 8	August 23	November 1	February 23	September 10
December 27	November 1	August 30	December 1	March 8	November 5
December 28	December 8	September 10	December 8	May 3	November 17
		November 1	December 24	May 10
		November 29		June 14
		December 24		November 4
December 30-31

South Africa	South Korea	Spain	Sweden	Switzerland	Taiwan
January 1	January 1	January 1	January 1	January 1	January 1
March 22	February 15	January 6	January 6	January 6	February 11
April 2	March 1	March 19	April 2	March 19	February 12
April 5	May 5	April 1	April 5	April 2	February 15
April 27	May 21	April 2	May 13	April 5	February 16
June 16	June 2	April 5	June 25	May 13	February 17
August 9	September 21	August 16	December 24	May 24	February 18
September 24	September 22	October 12	December 31	June 3	February 19
December 16	September 23	November 1		June 29	April 5
December 27	December 31	November 9		September 9	June 16
		December 6		November 1	September 22
		December 8		December 8
		December 24		December 24
		December 31		December 31

63

Thailand	Turkey	United Kingdom
January 1	January 1	January 1
March 1	April 23	April 2
April 6	May 19	April 5
April 13	August 30	May 3
April 14	September 8	May 31
April 15	September 9	August 30
May 3	September 10	December 27
May 5	October 28	December 28
May 27	October 29
July 1	November 15
July 26	November 16
August 12	November 17
October 25	November 18
December 6	November 19
December 10
December 31

64

Redemptions

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Funds. In the calendar year 2009* and 2010*, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

2009

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
China	Jan. 21, 2009	Feb. 2, 2009	12
	Jan. 22, 2009	Feb. 3, 2009	12
	Jan. 23, 2009	Feb. 4, 2009	12
	Sept. 23, 2009	Oct. 6, 2009	13
	Sept. 24, 2009	Oct. 7, 2009	13
	Sept. 25, 2009	Oct. 8, 2009	13

Egypt	Sept. 15, 2009	Sept. 23, 2009	8
	Sept. 16, 2009	Sept. 24, 2009	8
	Sept. 17, 2009	Sept. 27, 2009	10

Indonesia	Sept. 15, 2009	Sept. 24, 2009	9
	Sept. 16, 2009	Sept. 25, 2009	9
	Sept. 17, 2009	Sept. 28, 2009	11

Ireland	Dec. 21, 2009	Dec. 30, 2009	9
	Dec. 22, 2009	Dec. 31, 2009	9
	Dec. 23, 2009	Jan. 04, 2009	12

Japan	Sept. 16, 2009	Sept. 24, 2009	8
	Sept. 17, 2009	Sept. 25, 2009	8
	Sept. 18, 2009	Sept. 26, 2009	8

The Philippines	April 3, 2009	April 13, 2009	10

Russia	Dec. 29, 2009	Jan. 11, 2010	13
	Dec. 30, 2009	Jan. 12, 2010	13
	Dec. 31, 2009	Jan. 13, 2010	13

Spain	April 6, 2009	April 14, 2009	8
	April 7, 2009	April 15, 2009	8
	April 8, 2009	April 16, 2009	8

Thailand	April 8, 2009	April 16, 2009	8
	April 9, 2009	April 17, 2009	8
	April 10, 2009	April 20, 2009	10

65

2010

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
China	Feb. 10, 2010	Feb. 22, 2010	12
	Feb. 11, 2010	Feb. 23, 2010	12
	Feb. 12, 2010	Feb. 24, 2010	12
	Mar. 29, 2010	Apr. 7, 2010	9
	Mar. 30, 2010	Apr. 8, 2010	9
	Apr. 1, 2010	Apr. 9, 2010	8
	Sept. 20, 2010	Oct. 4, 2010	14
	Sept. 21, 2010	Oct. 5, 2010	14
	Sept. 24, 2010	Oct. 6, 2010	12

Egypt	Nov. 10, 2010	Nov. 18, 2010	8
	Nov. 11, 2010	Nov. 21, 2010	10
	Nov. 14, 2010	Nov. 22, 2010	12

Indonesia	Sept. 1, 2010	Sept. 14, 2010	13
	Sept. 2, 2010	Sept. 15, 2010	13
	Sept. 3, 2010	Sept. 16, 2010	13

Japan	April 28, 2010	May 6, 2010	8
	April 29, 2010	May 7, 2010	8
	April 30, 2010	May 10, 2010	10

Malaysia	May 25, 2010	June 2, 2010	8
	May 26, 2010	June 3, 2010	8
	May 27, 2010	June 4, 2010	8

South Korea	Sept. 16, 2010	Sept. 24, 2010	8
	Sept. 17, 2010	Sept. 27, 2010	10
	Sept. 20, 2010	Sept. 28, 2010	8

Spain	March 29, 2010	April 6, 2010	8
	March 30, 2010	April 7, 2010	8
	March 31, 2010	April 8, 2010	8

Taiwan	Feb. 10, 2010	Feb. 22, 2010	12

Thailand	April 8, 2010	April 16, 2010	8
	April 9, 2010	April 19, 2010	10
	April 12, 2010	April 20, 2010	8

Turkey	Nov. 11, 2010	Nov. 22, 2010	11
	Nov. 12, 2010	Nov. 23, 2010	11

*	Settlement dates in the table above have been confirmed as of 1/1/09.
#	Holidays are subject to change without further notice.

Index Provider Disclaimers

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500® Index, S&P SmallCap 600TM Index and S&P MidCap 400TM Index (together, “S&P Indexes”) to track general stock market performance. S&P’s only relationship to the Funds (“Licensee”) is the licensing of certain trademarks and S&P trade names. S&P has no obligation to take the needs of the Licensee or owners of Shares of the Funds into consideration in determining, composing or calculating the S&P Indexes. S&P is not responsible for and has not participated in the determination or calculation of the equation by which the Shares of Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Funds.

66

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell 2000®, Russell 1000® and Russell Midcap® (the “Russell Indexes”) are trademarks of the Russell Investment Group and/or its affiliates (“Russell”).

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Dow Jones” is a service mark of Dow Jones & Company, Inc. Dow Jones does not:

•	Sponsor, endorse, sell or promote the Funds;

•	Recommend that any person invest in the Funds or any other securities;

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the Funds;

•	Have any responsibility or liability for the administration, management or marketing of the Funds; or

•	Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating Dow Jones indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the Funds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of Dow Jones indexes and the data included in Dow Jones indexes;

•	The accuracy or completeness of Dow Jones indexes and their data;

•	The merchantability and the fitness for a particular purpose or use of Dow Jones indexes and their data;

•	Dow Jones will have no liability for any errors, omission or interruptions in Dow Jones indexes or their data; and

•	Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

MSCI® is a registered trademark of Morgan Stanley & Company, Inc. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley or any affiliate of Morgan Stanley. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the MSCI Indexes to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by Morgan Stanley without regard to the Funds. Morgan Stanley has no obligation to take the needs of the Funds into consideration in determining, composing or calculating the MSCI Indexes. Morgan Stanley is not responsible for and has not participated in the determination of the prices and amount of Shares of the Funds or the timing of the issuance or sale of such Shares. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes has any obligation or liability to owners of the Funds in connection with the administration of the Funds, or the marketing or trading of Shares of the Funds. Although Morgan Stanley obtains information for inclusion in or for use in the calculation of the MSCI Indexes from sources which Morgan Stanley considers reliable, neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes

67

guarantees the accuracy and or the completeness of the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any warranty, express or implied, as to results to be obtained by the Funds, or any other person or entity from the use of the MSCI Indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any express or implied warranties, and Morgan Stanley hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley, any of its affiliates or any other party involved in making or compiling the MSCI Indexes have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

CREDIT SUISSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX, OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

For each Fund that commenced operations prior to May 31, 2009, each such Fund’s audited Financial Statements, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, as an independent registered public accounting firm, for the fiscal year ended May 31, 2009 are hereby incorporated by reference in this SAI. The Annual Report to Shareholders is delivered with this SAI to shareholders requesting this SAI.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

68

PART C. OTHER INFORMATION

ProShares Trust

Item 28. Exhibits

(a)	Articles of Incorporation

(1)	Certificate of Trust of the Registrant.[1]

(2)	Certificate of Amendment to the Certificate of Trust of the Registrant (changing the name from ProFunds ETF Trust to xtraShares Trust).[2]

(3)	Certificate of Amendment to the Certificate of Trust of the Registrant (changing the name from xtraShares Trust to ProShares Trust.[3]

(4)	Amended and Restated Declaration of Trust of the Registrant.[3]

(b)	By-Laws

(1)	By-Laws of the Registrant.[3]

(c)	Instruments Defining Rights of Security Holders

Not applicable.

(d)	Investment Advisory Contracts

(1)	Form of Investment Advisory Agreement between Registrant and ProShare Advisors LLC[4] and Amended Schedule A, filed herewith.

(e)	Underwriting Contracts

(1)	Form of Distribution Agreement between Registrant and SEI Investments Distribution Co.[5]

(f)	Bonus or Profit Sharing Contracts

Not applicable.

(g)	Custodian Agreements

(1)	Form of Custody Agreement and Cash Trade Execution Rider between Registrant and JPMorgan Chase Bank, N.A5 and Amendment No. 11, filed herewith.

(h)	Other Material Contracts

(1)	Form of Management Services Agreement between Registrant and ProShare Advisors LLC[4] and Amended Schedule A, filed herewith.

(2)	Form of Expense Limitation Agreement between Registrant and ProShare Advisors LLC[4] and Amended Schedule A, filed herewith.

(3)

Form of Fund Services Agreement (Administration and Compliance Services, Regulatory Services, Accounting Services) between Registrant and J.P. Morgan Investor Services Co. [5] and Amendment No. 11, filed herewith.

(4)	Form of Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A. [5] and Amendment No. 11, filed herewith.

(5)	Form of Authorized Participant Agreement between Registrant and SEI Investments Distribution Co. [3]

(6)	PFO/Treasurer Services Agreement between Registrant and Foreside Compliance Services, LLC.[5]

(i)	Legal Opinion

(1)	Opinion and Consent of Ropes & Gray LLC.[9]

(j)	Other Opinions

(1)	Opinion and Consent of PricewaterhouseCoopers LLP.[9]

(k)	Omitted Financial Statements

Not applicable.

(l)	Initial Capital Agreements

(1)	Investor Letter.[6]

(m)	Rule 12b-1 Plan

(1)	Distribution Plan.[3]

(n)	Rule 18f-3 Plan

Not applicable.

(o)	Reserved

Not applicable.

(p)	Codes of Ethics

(1)	Code of Ethics of the Registrant[8] and Amended and Restated Code of Ethics filed herewith.

(2)	Code of Ethics of the Advisor[3] and Amended and Restated Code of Ethics filed herewith.

(3)	Code of Conduct of the Distributor.[3]

(q)	Powers of Attorney

(1)	Powers of Attorney. [8]

(1)	Filed with Initial Registration Statement on June 5, 2002.
(2)	Previously filed on July 17, 2003 as part of Pre-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(3)	Previously filed on May 22, 2006 as part of Pre-Effective Amendment No. 6 under the Securities Act of 1933 and incorporated by reference herein.
(4)	Previously filed on June 19, 2006 as part of Pre-Effective Amendment No. 7 under the Securities Act of 1933 and incorporated by reference herein.
(5)	Previously filed on August 30, 2006 as part of Post-Effective Amendment No. 1 under the Securities Act of 1933 and incorporated by reference herein.
(6)	Previously filed on December 29, 2006 as part of Post-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(7)	Previously filed on February 13, 2007 as part of Post-Effective Amendment No. 3 under the Securities Act of 1933 and incorporated by reference herein.
(8)	Previously filed on February 28, 2008 as part of Post-Effective Amendment No. 8 under the Securities Act of 1933 and incorporated by reference herein.
(9)	Previously filed on September 30, 2008 as part of Post-Effective Amendment No. 10 under the Securities Act of 1933 and incorporated by reference herein.

Item 29. Persons Controlled By or Under Common Control With Registrant

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

Item 30. Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to an Amended and Restated Declaration of Trust, dated October 10, 2005 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

(a)	For an liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)	With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)	In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a writer opinion of independent legal counsel.

(a)	Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b)	A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(c)	A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(d)	“Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(e)	“Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31. Business and Other Connections of Investment Advisers

Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and “Management of the ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

The information as to the directors and officers of ProShare Advisors LLC is set forth in ProShare Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on April 7, 2005 (Reference No. 5524427696B2B2) and amended through May 4, 2009, is incorporated herein by reference.

Item 32. Principal Underwriters

(a)	State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust

SEI Liquid Asset Trust

SEI Tax Exempt Trust

SEI Institutional Managed Trust

SEI Institutional International Trust

The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II

Bishop Street Funds

SEI Asset Allocation Trust

SEI Institutional Investments Trust

HighMark Funds

Oak Associates Funds

CNI Charter Funds

iShares Inc.

iShares Trust

(Optique Funds, Inc. (f/k/a/ JohnsonFamily Funds, Inc.)

Causeway Capital Management Trust

Barclays Global Investors Funds

SEI Opportunity Fund

The Arbitrage Funds

The Turner Funds

Community Reinvestment Act Qualified Investment Fund

SEI Alpha Strategy Portfolios, L.P.

TD Asset Management USA Funds

SEI Structured Credit Fund L.P,

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Forward Funds

Global X Funds

Veritas Funds

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 20. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer & Treasurer	None
John C. Munch	General Counsel & Secretary	None

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Karen LaTourette	Chief Compliance Officer, Anti- Money Laundering Officer and Assistant Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
Robert Silvestri	Vice President	None
John Coary	Vice President and Assistant Secretary	None
John Cronin	Vice President	None
Robert Silvestri	Vice President	None

Item 33. Location of Accounts and Records

State the names and address of each person maintaining principal possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 u.s.c. 80a-30(a)] and the rules under that section.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:

JPMorgan Chase Bank, N.A.

Attn: General Counsel

4 MetroTech Center

Brooklyn, NY 11245

J.P. Morgan Investor Services Co.

70 Fargo Street — Suite 3 East

Boston, MA 02210-1950

Attention: Fund Regulatory Services Department

ProShare Advisors LLC

c/o ProFund Advisors LLC

Attn: General Counsel

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814-6527

SEI Investments Distribution Co.

Attn: General Counsel

One Freedom Valley Drive

Oaks, Pennsylvania 19456-1100

Item 34. Management Services

Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund’s last three fiscal years.

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda and the State of Maryland on July 31, 2009.

ProShares Trust

By:	/s/ Louis M. Mayberg*
Louis M. Mayberg

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Michael L. Sapir*	Trustee, Chairman	July 31, 2009
Michael L. Sapir

/s/ Russell S. Reynolds, III*	Trustee	July 31, 2009
Russell S. Reynolds, III

/s/ Michael Wachs*	Trustee	July 31, 2009
Michael Wachs

/s/ Louis M. Mayberg*	President	July 31, 2009
Louis M. Mayberg

/s/ Charles S. Todd	Treasurer	July 31, 2009
Charles S. Todd

* By:	/s/ Barry Pershkow
Barry Pershkow
As Attorney-in-fact

Date: July 31, 2009

EXHIBIT INDEX

EXHIBIT NUMBER
Item 28

(d)(1)	Amended Schedule A of the Investment Advisory Agreement

(g)(1)	Amendment No. 11 to the Custody Agreement

(h)(1)	Amended Schedule A of the Management Services Agreement

(h)(2)	Amended Schedule A of the Expense Limitation Agreement

(h)(3)	Amendment No. 11 to the Fund Services Agreement

(h)(4)	Amendment No. 11 to the Agency Services Agreement

(p) (1 and 2)	Amended and Restated Code of Ethics of Registrant and Advisor